As filed with the Securities and Exchange Commission on or about March 2, 1999

                                        Securities Act Registration No. 33-70764
                                Investment Company Act Registration No. 811-8100

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C.  20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [   ]
     Pre-Effective Amendment No.                            [   ]
     Post-Effective Amendment No.    26                     [ X ]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [   ]
     Amendment No.    27                                            [ X ]

                        (Check appropriate box or boxes)

                           STRONG EQUITY FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

          100 Heritage Reserve
    Menomonee Falls, Wisconsin                                        53051
(Address of Principal Executive Offices)                              (Zip Code)

      Registrant's Telephone Number, including Area Code:  (414) 359-3400

                                Thomas P. Lemke
                        Strong Capital Management, Inc.
                              100 Heritage Reserve
                       Menomonee Falls, Wisconsin  53051
                    (Name and Address of Agent for Service)

     It is proposed that this filing will become effective (check appropriate box).

          [   ]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [   ]  on (date) pursuant to paragraph (b) of Rule 485
          [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485 [ X ] on May 1, 1999 pursuant to paragraph (a)(1) of Rule 485
          [   ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485
          [   ]  on (date) pursuant to paragraph (a)(2) of Rule 485

     If appropriate, check the following box:

          [   ]     this post-effective amendment designates a new effective
date for a previously filed post-effective amendment.

This Post-Effective Amendment to the Registration Statement of Strong Equity Funds, Inc., which is currently comprised of eleven funds, relates only to Strong Growth Fund, Strong Value Fund, Strong Mid Cap Growth Fund, Strong Growth 20 Fund, Strong Small Cap Value Fund, Strong Dow 30 Value Fund, Strong Strategic Growth Fund, Strong Enterprise Fund, Strong Mid Cap Disciplined Fund and Strong U.S. Emerging Growth Fund, which are being updated through this Amendment. This Post-Effective Amendment does not relate to, amend, supersede, or otherwise affect any of the separate Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 16, 19, 20, 21, 23, & 25.

THE STRONG AGGRESSIVE GROWTH FUNDS
PROSPECTUS      MAY 1, 1999



















The Strong Enterprise Fund

The Strong Growth 20 Fund

The Strong Small Cap Value Fund

The Strong U.S. Emerging Growth Fund







AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANYONE WHO INFORMS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.

TABLE OF CONTENTS
Your Investment.................................................................
Key Information.................................................................
What are the funds' goals?......................................................
What are the funds' principal investment strategies?............................
What are the main risks of investing in the funds?..............................
What are the funds' fees and expenses?..........................................
Who are the funds' investment advisor and portfolio managers?...................
Other Important Information You Should Know.....................................
Comparing the Funds.............................................................
Financial Highlights............................................................
Your Account....................................................................
Share Price.....................................................................
Buying Shares...................................................................
Selling Shares..................................................................
Additional Policies.............................................................
Distributions...................................................................
Taxes...........................................................................
Services For Investors..........................................................
Reserved Rights.................................................................
For More Information..................................................Back Cover



IN THIS PROSPECTUS, "WE" REFERS TO STRONG CAPITAL MANAGEMENT, INC., THE INVESTMENT ADVISOR AND TRANSFER AGENT FOR THE STRONG FUNDS.

                                                                 YOUR INVESTMENT

KEY INFORMATION

WHAT ARE THE FUNDS' GOALS?

Each fund seeks capital growth.

WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES?

The ENTERPRISE FUND invests in stocks of small- and medium-capitalization companies, though it may invest in companies of any size. It focuses on companies that the manager believes have above average prospects for growth. The fund's manager strives to find fast-growing companies in fast-growing industries. Companies that have the potential for accelerated earnings growth because of management changes, new products, or changes in the economy also may be attractive candidates for the portfolio. If there is a change in the a company's growth prospects or a deterioration in the company's fundamental qualities, the manager may sell that company's stock. The fund's active trading approach may increase the fund's costs. This may also increase the amount of capital gains tax that you pay on the fund's returns.

The GROWTH 20 FUND focuses on stocks of 20 to 30 companies that its manager believes are reasonably priced and have above-average growth potential. The portfolio can include stocks of any size. The manager may decide to sell a stock, when the company's growth prospects become less attractive. The fund's active trading approach may increase the fund's costs. This may also increase the amount of capital gains tax that you pay on the fund's returns.

The SMALL CAP VALUE FUND invests at least 65% of its assets in stocks of small-capitalization companies that the fund's manager believes are undervalued relative to the market. The fund defines small-capitalization companies as those companies with a market capitalization of $2 billion or less. He specifically looks for companies whose stock prices may benefit from a catalyst event, such as a corporate restructuring, a new product or service, or a change in the political, economic, or social environment. The fund writes put and call options to limit its exposure to adverse market movements. This means that the fund sells an option to another party to either buy a stock from (call) or sell a stock to (put) the fund at a specified price at a specified time. The manager may sell a stock when he believes fundamental changes will hurt the company over the long term or when its price becomes excessive.

The U.S. EMERGING GROWTH FUND invests in stocks of companies that appear to have relatively strong long-term growth potential in revenues and profitability. To identify these companies, the managers look for several characteristics, including strong revenue growth, high return on invested capital, overall financial strength, competitive advantages, reasonable current stock price, effective management, and competence in research, development, and marketing. The fund can invest in stocks of any size. If there is deterioration in any of the stock's qualities, the manager may sell the stock. The fund's active trading approach may increase the fund's costs. This may also increase the amount of capital gains tax that you pay on the fund's returns.

The managers of each of the funds may invest any amount in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, or the U.S. government) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to these funds if the market goes up. In this case, the funds may not achieve their investment goals.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?


GENERAL STOCK RISKS: Each of the fund's major risks are those of investing in the stock market. This means the funds may experience sudden, unpredictable declines in value, as well as periods of poor performance. Because stock values go up and down, the value of your fund's shares may go up and down. Therefore, when you sell your investment, you may receive more or less money than you originally invested.

VALUE- AND GROWTH-STYLE INVESTING: Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because each of the funds focus on either value- or growth-style stocks, each fund's performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

FOREIGN SECURITIES: Each of the funds may invest up to 25% of their assets in foreign securities. Foreign investments involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less strict regulation of securities markets.

SMALLER COMPANIES: Each of the funds invest a substantial portion of their assets in the stocks of smaller-capitalization companies. Small- and medium-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the funds' portfolios. Generally, the smaller the company size, the greater these risks.

CONCENTRATED PORTFOLIOS: As a nondiversified fund, the GROWTH 20 FUND takes large positions in individual stocks. As a result, the shares of this fund are likely to fluctuate in value more than those of a fund investing in a broader range of securities.

FUTURES CONTRACTS: The ENTERPRISE FUND often uses futures contracts to manage risk or hedge against market volatility. Futures contracts are agreements for the future sale by one party and purchase by another party of an underlying financial instrument at a specified price on a specified date. Because a futures contract may involve leverage and its value depends on the value of an underlying financial instrument, futures contracts may involve more risk and volatility than do other securities. They may also increase the fund's expenses and, when used for hedging, reduce the opportunity for gain.

WRITING OPTIONS: The SMALL CAP VALUE FUND'S write put and call options. Writing these options may expose the funds to risk stemming from changes in the value of the stock against which the option is written. While options can limit the funds' losses, they can also limit gains from market movements.

Each of the funds is appropriate for investors who are comfortable with the risks described here and whose financial goals are five or more years in the future. The funds are not appropriate for investors concerned primarily with principal stability.

The return information below gives some indication of the risks of investing in the funds by comparing the funds' performance with a broad measure of market performance. Please keep in mind that the fund's past performance does not represent how it will perform in the future. The information assumes that you reinvested all dividends and distributions. Only funds with at least one calendar year's performance appear below.

CALENDAR YEAR TOTAL RETURNS

   Year     Growth 20  Small Cap Value
---------  ----------  ---------------
   1998       X.X%           X.X%
---------  ----------  ---------------

BEST AND WORST QUARTERLY PERFORMANCE
(DURING THE PERIOD SHOWN ABOVE)

FUND NAME            BEST QUARTER RETURN  WORST QUARTER RETURN
-------------------  -------------------  ---------------------
Growth 20            X.X% (Xst Q 1998)    X.X% (Xst Q 1998)
Small Cap Value      X.X% (Xst Q 1998)    X.X% (Xst Q 1998)

AVERAGE ANNUAL TOTAL RETURNS
                                AS OF 12-31-98
FUND/INDEX           1-YEAR          SINCE INCEPTION
GROWTH 20            XX.XX%            XX.XX% (6-30-97)
S&P 500 Stock Index  XX.XX%            XX.XX%
SMALL CAP VALUE      XX.XX%            XX.XX% (12-31-97)
S&P 500 Stock Index  XX.XX%            XX.XX%

S&P 500 STOCK INDEX IS THE STANDARD AND POOR'S 500 STOCK INDEX WHICH IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET.

WHAT ARE THE FUNDS' FEES AND EXPENSES?

This section describes the fees and expenses that you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES
(fees paid directly from your investment)
Each fund is 100% no-load, so you pay no sales charges (loads) to buy or sell shares.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
The costs of operating the funds are deducted from the funds' assets, which means you pay them indirectly. These costs are deducted before computing the daily share price or making distributions. As a result, they don't appear on your account statement, but instead reduce the total return you receive from your fund investment.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

FUND                 MANAGEMENT FEES    OTHER EXPENSES     TOTAL ANNUAL FUND
                                                           OPERATING EXPENSES
-------------------  -----------------  -----------------  ------------------
Enterprise           X.XX%              X.XX%*             X.XX%
Growth 20            X.XX%              X.XX%              X.XX%
Small Cap Value      X.XX%              X.XX%              X.XX%
U.S Emerging Growth  X.XX%              X.XX%*             X.XX%

*BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE: This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the funds for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                  1 YEAR     3 YEARS    5 YEARS  10 YEARS
--------------------  ---------  ---------  -------  ----------
Enterprise            $XXX       $XXX       $XXX     $XXX
Growth 20             $XXX       $XXX       $XXX     $XXX
Small Cap Value       $XXX       $XXX       $XXX     $XXX
U.S. Emerging Growth  $XXX       $XXX       $XXX     $XXX

WHO ARE THE FUNDS' INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

Strong Capital Management, Inc. (Strong) is the investment advisor for the funds. Strong provides investment management services for mutual funds and other investment portfolios representing assets of over $34 billion. Strong began conducting business in 1974. Since then, its principal business has been providing investment advice for individuals and institutional accounts, such as pension and profit-sharing plans, as well as mutual funds, several of which are available through variable insurance products. Strong's address is P.O. Box 2936, Milwaukee, WI 53201.

Next Century Growth Investors, LLC (Subadvisor) is the subadvisor for the U.S. EMERGING GROWTH FUND under an agreement with Strong. Under this agreement and under the supervision of the fund's Board of Directors and Strong, the Subadvisor provides a continuous investment program for the fund. This means the Subadvisor selects the securities the fund buys and sells. The Subadvisor began conducting business in 1998 and has approximately $_____ million under management. It provides investment supervision to institutional investors and high net worth clients. Its address is 5500 Wayzata Boulevard, Suite 975, Minneapolis, Minnesota, 55416.

The following individuals are the funds' portfolio managers.
ANDREW S. CUPPS manages the ENTERPRISE FUND. He has over 6 years of investment experience. He joined Strong as a portfolio manager in March 1994. He has managed the ENTERPRISE FUND since its inception in September 1998. Prior to joining Strong, Mr. Cupps was employed at Driehaus Capital Management as a research analyst from July 1992 to March 1994. Mr. Cupps received his bachelors degree in Economics from Harvard University in 1992.
DONALD M. LONGLET co-manages the U.S. EMERGING GROWTH FUND. He has over 30 years investment experience and is a Chartered Financial Analyst. He has co-managed the U.S. EMERGING GROWTH FUND since its inception in December 1998. Mr. Longlet has been President of the Subadvisor and a portfolio manager since December 1998. For nine years prior to that, Mr. Longlet was employed by Jundt Associates, Inc. as a Portfolio Manager. He served as co-portfolio manager, Vice President and Treasurer of the Jundt Growth Fund from 1991 to December 1998 and of Jundt Funds, Inc. from 1995 to December 1998. From 1983 until 1989, Mr. Longlet was a portfolio manager for AMEV Advisers, Inc. (now known as Fortis Advisers, Inc.) Mr. Longlet began his investment career in 1968 with Northwestern National Bank of Minneapolis (now known as Norwest Bank Minnesota, National Association), where he served as a security analyst and portfolio manager until 1982. Mr. Longlet received his bachelors degree in Philosophy from the University of Minnesota in 1967.
RONALD C. OGNAR manages the STRONG GROWTH 20 FUND. He has over 30 years of investment experience and is a Chartered Financial Analyst. He joined Strong as a portfolio manager in April 1993 and has managed the STRONG GROWTH 20 FUND since its inception in June 1997. For two years prior to joining Strong, he was a principal and portfolio manager with RCM Capital Management. For approximately three years prior to that, he was a portfolio manager at Kemper Financial Services. Mr. Ognar began his investment career in 1968 at LaSalle National Bank after serving two years in the U.S. Army. He received his bachelors degree in Accounting from the University of Illinois in 1968.
THOMAS L. PRESS co-manages the U.S. EMERGING GROWTH FUND. He has over 14 years investment experience and is a Chartered Financial Analyst. He has co-managed the U.S. EMERGING GROWTH FUND since its inception in December 1998. Mr. Press has been Chairman and Chief Executive Officer of the Subadvisor and a portfolio manager since December 1998. For five years prior to that, Mr. Press was employed by Jundt Associates, Inc. as a portfolio manager. He served as co-portfolio manager of the Jundt Growth Fund from 1993 to December 1998 and co-portfolio manager of the Jundt Funds, Inc. from 1995 to December 1998. Mr. Press was a Senior Vice President of Investment Advisers, Inc. and co-manager of the IAI Emerging Growth Fund from 1992 until 1993. From 1987 to 1992, Mr. Press was a Vice President of Institutional Sales at Morgan Stanley & Co.
Prior to that, Mr. Press was an institutional salesman and trader at Salomon Brothers Inc. Mr. Press received his bachelors degree in Business Administration from the University of Minnesota in 1979 and his Masters of Business Administration in Marketing from the University of St. Thomas in 1984.
I. CHARLES RINALDI manages the SMALL CAP VALUE FUND. He has over 25 years of investment experience. He joined Strong as a portfolio manager in December 1997. He has managed the SMALL CAP VALUE FUND since ___________. Prior to joining Strong, Mr. Rinaldi was employed by Mutual of America Capital Management Corporation (MOA) as a Vice President from November 1989 to January 1994 and as a Senior Vice President from January 1994 to November 1997. While at MOA, Mr. Rinaldi managed the equity portion of a balanced fund and managed the value and growth portfolios of an aggressive equity fund. Prior to joining MOA, he was employed by Glickenhaus & Co. Mr. Rinaldi received his bachelors in Science from St. Michael's College in 1965 and his Masters of Business Administration in Finance from Babson College in 1970.
((Side Box))
YEAR 2000 ISSUES
Your investment could be adversely affected if the computer systems used by the funds, Strong, and the funds' service providers do not properly process and calculate date-related information before, on, and after January 1, 2000. Year 2000-related computer problems could have a negative impact on your fund and the fund's investments, however we are working to avoid these problems and to obtain assurances from our service providers that they are taking similar steps.

OTHER IMPORTANT INFORMATION YOU SHOULD KNOW

COMPARING THE FUNDS

The following will help you distinguish the funds and determine their suitability for your investment needs:

                        ANTICIPATED EQUITY  MAXIMUM DEBT    FOREIGN SECURITIES
FUND                    EXPOSURE            EXPOSURE                             FOCUS

Enterprise              80-100%              20%             Up to 25%           Small-Cap Growth
Growth 20               65-100%              35%             Up to 25%           Concentrated Growth
Small Cap Value         80-100%              20%             Up to 25%           Small-Cap Value
U.S. Emerging Growth    65-100%              35%             Up to 25%           Small-Cap Growth
----------------------  ------------------                  ------------------  -----------------------

FINANCIAL HIGHLIGHTS

This information describes investment performance for the periods shown. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report.

                            <<Financial Highlights>>

YOUR ACCOUNT

All of the Strong Funds are 100% no-load. This means that you may purchase, redeem, or exchange shares directly at their net asset value without paying a sales charge.

SHARE PRICE

Your transaction price for buying, selling, or exchanging shares is the net asset value per share (NAV). NAV is generally calculated as of the close of trading on the New York Stock Exchange (usually 3:00 p.m. Central Time) every day the NYSE is open. If the NYSE closes at any other time, or if an emergency exists, NAV may be calculated at a different time. Your share price will be the next NAV calculated after we accept your order.

NAV is based on the market value of the securities in a fund's portfolio. If market prices are not available, NAV is based on a security's fair value as determined in good faith by us under the supervision of the Board of Directors of the Strong Funds.

FOREIGN SECURITIES
Some of the fund's portfolio securities may be listed on foreign exchanges that trade on days when we do not calculate an NAV. As a result, the fund's NAV may change on days when you will not be able to purchase or redeem shares. In addition, a foreign exchange may not value its listed securities at the same time that we calculate a fund's NAV. Events affecting the values of portfolio securities that occur between the time a foreign exchange assigns a price to the portfolio securities and the time when we calculate a fund's NAV generally will not be reflected in the fund's NAV. These events will be reflected in the fund's NAV when we, under the supervision of the Board of Directors of the Strong Funds, determine that they would have a material affect on the fund's NAV.

((Side Box))

We determine a fund's share price or NAV by dividing net assets
(the value of its investments, cash, and other assets minus its liabilities) by the number of shares outstanding.
---------------------------------------------------------------

BUYING SHARES

INVESTMENT MINIMUMS: When buying shares, you must meet the following investment minimum requirements.

                                           INITIAL INVESTMENT MINIMUM          ADDITIONAL INVESTMENT MINIMUM
----------------------------------------  -----------------------------------  -----------------------------------
Regular accounts                          $2,500                               $50
----------------------------------------  -----------------------------------  -----------------------------------
Education IRA accounts                    $500                                 $50
----------------------------------------  -----------------------------------  -----------------------------------
Other IRAs and UGMA/UTMA accounts         $250                                 $50
----------------------------------------  -----------------------------------  -----------------------------------
SIMPLE IRA, SEP-IRA, 403(b)(7), Keogh,    the lesser of $250 or $25 per month  $50
Pension Plan, or Profit Sharing accounts
----------------------------------------  -----------------------------------  -----------------------------------

PLEASE REMEMBER ...
- If you use an Automatic Investment Plan, we waive the initial investment minimum to open an account and the additional investment minimum is $50.

- You cannot use an Automatic Investment Plan with an Education IRA.

- If you open a qualified retirement plan account where we or one of our alliance partners provides administrative services, there is no initial investment minimum.

 BUYING INSTRUCTIONS
 You can buy shares in several ways.

 MAIL
 You can open or add to an account by mail with a check or money order made payable to Strong Funds. Send it to the address listed on the back of this prospectus, along with your account application (for a new account) or an Additional Investment Form (for an existing account).

 TELEPHONE EXCHANGE
 Sign up for telephone exchange privileges when you open your account. To add this option to an existing account, call
 1-800-368-3863 for a Shareholder Account Options Form. Once you establish telephone exchange privileges, you can call to open a new account or to add to an existing one by exchanging shares from another identically registered Strong Funds account.

  ((Side Box))
                                   Questions?
                               Call 1-800-368-3863
                                 24 hours a day
                                  7 days a week

 TELEPHONE PURCHASE
 You can make additional investments to your existing account directly from your bank account. If you didn't establish this option when you opened your account, call us at 1-800-368-3863 for a Shareholder Account Options Form.

 STRONG DIRECT(R)
 You can use Strong Direct(R) to add to your investment from your bank account or to exchange shares between Strong Funds by calling 1-800-368-7550. See "Services for Investors" for more information.

 STRONG NETDIRECT(R)
 You can use Strong netDirect(R) at our web site, WWW.STRONGFUNDS.COM, to add to your investment from your bank account or to exchange shares between Strong Funds. See "Services for Investors" for more information.

 INVESTOR CENTER
 You can visit our Investor Center in Menomonee Falls, Wisconsin, near Milwaukee. Call 1-800-368-3863 for hours and directions. The Investor Center only accepts checks or money orders payable to Strong Funds. It does not accept cash or third-party checks.

 WIRE
 Call 1-800-368-3863 for instructions before wiring funds either to open or add to an account. This helps to ensure that your account will be credited promptly and correctly.

 AUTOMATIC INVESTMENT SERVICES
 See "Services for Investors" for detailed information on all of our automatic investment services. You can sign up for these plans when you open your account or call 1-800-368-3863 for instructions on how to add them.

 BROKER-DEALER
 You may purchase shares through a broker-dealer or other intermediary who may charge you a fee.

 PLEASE REMEMBER . . .
- Make checks or money orders payable to Strong Funds.

- We do not accept cash, third-party checks (checks payable to you written by another party), credit card convenience checks, or checks drawn on banks outside the U.S.

- You will be charged $20 for every check, money order, wire, or Electronic Funds Transfer returned unpaid.

SELLING SHARES

You can access the money in your account by selling (also called redeeming) some or all of your shares by one of the methods below. After your redemption request is accepted, we normally send you the proceeds on the next business day.

SELLING INSTRUCTIONS
You can sell shares in several ways.

MAIL
Write a letter of instruction. It should specify your account number, the dollar amount or number of shares you wish to redeem, the names and signatures of the owners (or other authorized persons), and your mailing address. Then, mail it to the address listed on the back of this prospectus.

TELEPHONE REDEMPTION
Sign up for telephone redemption privileges when you open your account or add it later by calling
1-800-368-3863 to request a Shareholder Account Options Form. With this option, you may sell shares by phone and receive the proceeds in one of three ways:

(1) We can mail a check to your account's address. Checks will not be forwarded by the Postal Service, so please notify us if your address has changed.

(2) We can transmit the proceeds by Electronic Funds Transfer to a properly pre-authorized bank account. The proceeds usually will arrive at your bank two banking days after we process your redemption.

(3) For a $10 fee, we can transmit the proceeds by wire to a properly pre-authorized bank account. The proceeds usually will arrive at your bank the first banking day after we process your redemption.

STRONG DIRECT(R)
You can redeem shares through Strong Direct(R) at 1-800-368-7550. See "Services for Investors" for more information.

STRONG NETDIRECT(R)
You can use Strong netDirect(R) at our web site, WWW.STRONGFUNDS.COM, to redeem shares. See "Services for Investors" for more information.

INVESTOR CENTER
You can visit our Investor Center in Menomonee Falls, Wisconsin, near Milwaukee. Call 1-800-368-3863 for hours and directions.

AUTOMATIC INVESTMENT SERVICES
You can set up automatic withdrawals from your account at regular intervals. See "Services for Investors" for information on all of our automatic investment services.

BROKER-DEALER
You may sell shares through a broker-dealer or other intermediary who may charge you a fee.

PLEASE REMEMBER ...
- If you recently purchased shares, a redemption request on those shares will not be honored until 10 days after we receive the purchase check or electronic transaction.

- Some transactions and requests require a signature guarantee.

- If you are selling shares you hold in certificate form, you must submit the certificates with your redemption request. Each registered owner must sign the certificates and all signatures must be guaranteed.

- With an IRA (or other retirement account), you will be charged (1) a $10 annual account maintenance fee for each account up to a maximum of $30 and
  (2) a $10 fee for transferring assets to another custodian or for closing an account.

- If you sell shares out of a non-IRA retirement account and you are eligible to roll the sale proceeds into another retirement plan, we will withhold for federal income tax purposes a portion of the sale proceeds unless you transfer all of the proceeds to an eligible retirement plan.

  ((Side Box))
 There may be special distribution requirements that apply to retirement accounts. For instructions on
- Roth and Traditional IRA accounts, call
  1-800-368-3863, and
- SIMPLE IRA, SEP-IRA , 403(b)(7), Keogh, Pension Plan, Profit Sharing Plan, or 401(k) Plan accounts, call 1-800-368-2882.

  ((Side Box))

SIGNATURE GUARANTEES help ensure that major
transactions or changes to your account are in fact
authorized by you. For example, we require a signature
guarantee on written redemption requests for more than
$50,000.  You can obtain a signature guarantee for a
nominal fee from most banks, brokerage firms, and
other financial institutions.  A notary public stamp or
seal cannot be substituted for a signature guarantee.
--------------------------------------------------------

 ADDITIONAL POLICIES

 TELEPHONE TRANSACTIONS
 Once you place a telephone transaction request, it cannot be canceled or modified. We use reasonable procedures to confirm that telephone transaction requests are genuine. We may be responsible if we do not follow these procedures. You are responsible for losses resulting from fraudulent or unauthorized instructions received over the telephone, provided we reasonably believe the instructions were genuine. During times of unusual market activity, our phones may be busy and you may experience a delay placing a telephone request. During these times, consider trying STRONG DIRECT(R), our 24-hour automated telephone system, by calling 1-800-368-7550, or STRONG NETDIRECT(R), our on-line transaction center, by visiting WWW.STRONGFUNDS.COM. Please remember that you must have telephone redemption as an option on your account to redeem shares through STRONG DIRECT(R) or STRONG NETDIRECT(R).

 INVESTING THROUGH A THIRD PARTY
 If you invest through a third party (rather than directly with Strong Funds), the policies and fees may be different than described in this prospectus. Banks, brokers, 401(k) plans, financial advisors, and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if you are not sure.

 DISTRIBUTIONS

 DISTRIBUTION POLICY
 The fund generally pays you dividends from net investment income and distributes any net capital gains that it realizes annually.

 REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
 Your dividends and capital gain distributions will be automatically reinvested in additional shares of the fund, unless you choose otherwise. Your other options are to receive checks for these payments, have them automatically invested in another Strong Fund, or have them deposited into your bank account.

 TAXES

 TAXABLE DISTRIBUTIONS
 Any net investment income and net short-term capital gain distributions you receive are taxable as ordinary dividend income at your income tax rate. Distributions of net capital gains are generally taxable as long-term capital gains. This is generally true no matter how long you have owned your shares and whether you reinvest your distributions or take them in cash. You may also have to pay taxes when you exchange or sell shares if your shares have increased in value since you bought them.

  ((Side Box))

Generally, if your investment is in a Traditional IRA or
other TAX-DEFERRED ACCOUNT, your dividends and
distributions will not be taxed at the time they are paid,
but instead at the time you withdraw them from your
account.
----------------------------------------------------------

 RETURN OF CAPITAL
 If your fund's (1) income distributions exceed its net investment income and net short-term capital gains or (2) capital gain distributions exceed its net capital gains in any year, all or a portion of those distributions may be treated as a return of capital to you. Although a return of capital is not taxed, it will reduce the cost basis of your shares.

 YEAR-END STATEMENT
 To assist you in tax preparation, after the end of each calendar year, we send you a statement of your fund's ordinary dividends and net capital gain distributions (Form 1099).

 BACKUP WITHHOLDING
 By law, we must withhold 31% of your distributions and proceeds if (1) you are subject to backup withholding or (2) you have not provided us with complete and correct taxpayer information such as your Social Security Number (SSN) or Tax Identification Number (TIN).

  ((Side Box))

Unless your investment is in a tax-deferred retirement
account such as an IRA, YOU MAY WANT TO AVOID:
-Investing a large amount in a fund close to the end of
the calendar year.  If the fund makes a capital gains
distribution, you may receive some of your
investment back as a taxable distribution.
-Selling shares of a mutual fund at a loss and then
investing in the same fund within 30 days before or
after the sale.  This is called a wash sale and you will
not be allowed to claim a tax loss on the transaction.
---------------------------------------------------------

  ((Side Box))

COST BASIS is the amount that you paid for the shares.
When you sell shares, you subtract the cost basis from the
sale proceeds to determine whether you realized an
investment gain or loss.   For example, if you bought a
share of a fund at $10 and you sold it two years later at
$11, your cost basis on the share is $10 and your gain is
$1.
----------------------------------------------------------

 Because everyone's tax situation is unique, you should consult your tax professional for assistance.

 SERVICES FOR INVESTORS

 Strong provides you with a variety of services to help you manage your investment. For more details, call 1-800-368-3863, 24 hours a day, 7 days a week. These services include:

 STRONG DIRECT (R) AUTOMATED TELEPHONE SYSTEM
 Our 24-hour automated response system enables you to use a touch-tone phone to access current share prices
  (1-800-368-3550), to access fund and account information (1-800-368-5550), and to make purchases, exchanges, or redemptions among your existing accounts if you have elected these services (1-800-368-7550). Passwords help to protect your account information.

 STRONG ON-LINE
 Visit us on-line at WWW.STRONGFUNDS.COM to access your fund's performance and portfolio holding information. In addition to general information about investing, Strong On-line offers daily performance information, portfolio manager commentaries, and information on available account options.

 STRONGMAIL
 If you register for StrongMail at WWW.STRONGMAIL.COM, you will receive your fund's closing price by e-mail each business day. In addition, StrongMail offers market news and updates throughout the day.

 STRONG NETDIRECT(R)
 If you are a shareholder, you may use netDirect(R) to access your account information 24 hours a day from your personal computer. Strong netDirect(R) allows you to view account history, account balances, and recent dividend activity, as well as to make purchases, exchanges, or redemptions among your existing accounts if you have elected these services. Encryption technology
 and passwords help to protect your account information.   You may register to
 use netDirect(R) at WWW.STRONGFUNDS.COM.

 STRONG EXCHANGE PRIVILEGE
 You may exchange shares of a Strong Fund for shares of another Strong Fund, either in writing, by telephone, or through your personal computer, if the accounts are identically registered (with the same name, address, and taxpayer identification number). Please ask us for the appropriate prospectus and read it before investing in any of the Strong Funds. Remember, an exchange is considered a sale and a purchase of fund shares for tax purposes and may result in a capital gain or loss. Some Strong Funds that you may want to exchange into may charge a redemption fee of 0.50% to 1.00% on the sale of shares held for less than six months.

 STRONG AUTOMATIC INVESTMENT SERVICES
 You may invest or redeem automatically in the following ways, some of which may be subject to additional restrictions or conditions.

 AUTOMATIC INVESTMENT PLAN (AIP)
 This plan allows you to make regular, automatic investments from your bank checking or savings account.

 AUTOMATIC EXCHANGE PLAN
 This plan allows you to make regular, automatic exchanges from one eligible Strong Fund to another.

 AUTOMATIC DIVIDEND REINVESTMENT
 Your dividends and capital gains will be automatically reinvested in additional shares of the Strong Fund that paid them, unless you choose otherwise. Your other options are to receive checks for these payments, have them automatically invested in another Strong Fund, or have them deposited into your bank account.

 NO-MINIMUM INVESTMENT PLAN
 This plan allows you to invest without meeting the minimum initial investment requirements if you invest monthly and you participate in the AIP, Automatic Exchange Plan, or Payroll Direct Deposit Plan.

 PAYROLL DIRECT DEPOSIT PLAN
 This plan allows you to send all or a portion of your paycheck, social security check, military allotment, or annuity payment to the Strong Funds of your choice.

 SYSTEMATIC WITHDRAWAL PLAN
 This plan allows you to redeem a fixed sum from your account on a regular basis. Payments may be sent electronically to a bank account or as a check to you or anyone you properly designate.

 STRONG RETIREMENT PLAN SERVICES
 We offer a wide variety of retirement plans for individuals and institutions, including large and small businesses. For information on:

- INDIVIDUAL RETIREMENT PLANS, including Traditional IRAs and Roth IRAs, call 1-800-368-3863.

- QUALIFIED RETIREMENT PLANS, including SIMPLE IRAs, SEP-IRAs, 403(b)(7)s, Keoghs, Pension Plans, Profit Sharing Plans, and 401(k) Plans, call 1-800-368-2882.

 SOME OF THESE SERVICES MAY BE SUBJECT TO ADDITIONAL RESTRICTIONS OR CONDITIONS. CALL 1-800-368-3863 FOR MORE INFORMATION.

 RESERVED RIGHTS

 We reserve the right to:

- Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone and netDirect(R) redemption privileges, for any reason.

- Reject any purchase request for any reason including exchanges from other Strong Funds. Generally, we do this if the purchase or exchange is disruptive to the efficient management of a fund (due to the timing of the investment or an investor's history of excessive trading).

- Change the minimum or maximum investment amounts.

- Delay sending out redemption proceeds for up to seven days (this generally only applies to very large redemptions without notice, excessive trading, or during unusual market conditions).

- Suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings, when trading is restricted by the SEC, or under any emergency circumstances.

- Make a redemption-in-kind (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (1) $250,000 or (2) 1% of the fund's assets. Generally, redemption-in-kind is used when large redemption requests may cause harm to the fund and its shareholders.

- Close any account that does not meet minimum investment requirements. We will give you notice and 60 days to begin an automatic investment program or to increase your balance to the required minimum.

- Reject any purchase or redemption request that does not contain all required documentation.

FOR MORE INFORMATION

More information is available upon request at no charge, including:

SHAREHOLDER REPORTS: Additional information is available in the annual and semi-annual report to shareholders. These reports contain a letter from management, discuss recent market conditions, economic trends and investment strategies that significantly affected your investment's performance during the last fiscal year, and list portfolio holdings.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI contains more details about investment policies and techniques. A current SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically contained within this prospectus.
To request information or to ask questions:

BY TELEPHONE                         FOR HEARING-IMPAIRED (TDD)
(414) 359-1400 or (800) 368-3863     (800) 999-2780

BY MAIL                              BY OVERNIGHT DELIVERY
Strong Funds                         Strong Funds
P.O. Box 2936                        900 Heritage Reserve
Milwaukee, Wisconsin 53201-2936      Menomonee Falls, Wisconsin  53051

ON THE INTERNET                      BY E-MAIL
View online or download documents:   SERVICE@STRONG-FUNDS.COM
Strong Funds: WWW.STRONGFUNDS.COM
SEC*: www.sec.gov


To reduce the volume of mail you receive, only one copy of most financial reports and prospectuses is mailed to your household. Call 1-800-368-3863 if you wish to receive additional copies, free of charge.

This prospectus is not an offer to sell securities in any place where it would be illegal to do so.

*YOU CAN ALSO OBTAIN COPIES BY VISITING THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. OR BY SENDING YOUR REQUEST AND A DUPLICATING FEE TO THE SECURITIES AND EXCHANGE COMMISSION'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-6009. YOU CAN CALL 1-800-SEC-0330 FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM.

Strong Enterprise Fund, a series of Strong Equity Funds, Inc., SEC file number:
811-8100
Strong Growth 20 Fund, a series of Strong Equity Funds, Inc., SEC file number:
811-8100
Strong Small Cap Value Fund, a series of Strong Equity Funds, Inc., SEC file number: 811-8100
Strong U.S. Emerging Growth Fund, a series of Strong Equity Funds, Inc., SEC file number: 811-8100

THE STRONG GROWTH FUNDS
PROSPECTUS      MAY 1, 1999













The Strong Common Stock Fund

The Strong Discovery Fund

The Strong Growth Fund

The Strong Mid Cap Disciplined Fund

The Strong Mid Cap Growth Fund

The Strong Opportunity Fund

The Strong Strategic Growth Fund



AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANYONE WHO INFORMS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.

TABLE OF CONTENTS
Your Investment.................................................................
Key Information.................................................................
What are the funds' goals?......................................................
What are the funds' principal investment strategies?............................
What are the main risks of investing in the funds?..............................
What are the funds' fees and expenses?..........................................
Who are the funds' investment advisor and portfolio managers?...................
Other Important Information You Should Know.....................................
Comparing the Funds.............................................................
Historical Perfomance...........................................................
Financial Highlights............................................................
Your Account....................................................................
Share Price.....................................................................
Buying Shares...................................................................
Selling Shares..................................................................
Additional Policies.............................................................
Distributions...................................................................
Taxes...........................................................................
Services For Investors..........................................................
Reserved Rights.................................................................
For More Information..................................................Back Cover

IN THIS PROSPECTUS, "WE" REFERS TO STRONG CAPITAL MANAGEMENT, INC., THE INVESTMENT ADVISOR AND TRANSFER AGENT FOR THE STRONG FUNDS.

                                                                 YOUR INVESTMENT

KEY INFORMATION

WHAT ARE THE FUNDS' GOALS?

Each fund seeks capital growth.

WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES?

The COMMON STOCK FUND invests primarily in stocks of small-capitalization companies that the fund's manager believes are underpriced, yet have attractive growth prospects. He bases his analysis on a company's "private market value"-the price an investor would be willing to pay for the entire company given its management, financial health, and growth potential.
The manager may sell a stock when its price no longer compares favorably with the company's private market value.

The DISCOVERY FUND invests in securities that its managers believe offer attractive opportunities for growth. The fund usually invests in a diversified portfolio of common stocks from small-, medium-, and large-capitalization companies. These are chosen through a combination of in-depth analysis and direct, on-site research. The fund may also invest in S&P 500 futures to increase or reduce equity exposure more quickly and efficiently than investing in actual stocks. When the managers believe conditions favor fixed-income investments, they may invest a portion of the fund's assets in bonds. The managers may sell a holding if its growth potential or fundamental qualities change. The fund's active trading approach may increase the fund's costs. This may also increase the amount of capital gains tax that you pay on the fund's returns.

The GROWTH FUND focuses on stocks of companies that its manager believes are reasonably priced and have above-average growth potential. The portfolio can include stocks of any size. The manager may decide to sell a stock when the company's growth prospects become less attractive. The fund's active trading approach may increase the fund's costs. This may also increase the amount of capital gains tax that you pay on the fund's returns.

The MID CAP DISCIPLINED FUND invests at least 65% of its assets in stocks of medium-capitalization companies that the fund's manager believes present attractive opportunities, but have not been widely recognized by investment analysts or the financial press. The fund defines medium-capitalization companies as those companies with a market capitalization between $800 million and $8 billion. To identify these companies, the manager engages in in-depth, first-hand research. On-site visits with members of a company's management team
are often an integral part of this process.   The goal of the manager's research
is to identify companies with fundamental value or growth potential that are not currently reflected in the companies' stock price. The manager may sell a stock when changes in its price or growth potential no longer make it an attractive investment.

The MID CAP GROWTH FUND invests at least 65% of its assets in stocks of medium-capitalization companies that the fund's managers believe are well-managed and can grow consistently over time. The fund defines medium-capitalization companies as those companies with a market capitalization between $800 million and $8 billion. The managers may sell a holding when there is a fundamental change in the outlook for the company or to take advantage of a better opportunity. The fund's active trading approach may increase the fund's costs. This may also increase the amount of capital gains tax that you pay on the fund's returns.

The OPPORTUNITY FUND invests primarily in stocks of medium-capitalization companies that the fund's manager believes are underpriced, yet have attractive growth prospects. He bases his analysis on a company's "private market value"- the price an investor would be willing to pay for the entire company given its management, financial health, and growth potential. The manager may sell a stock when its price no longer compares favorably with the company's private market value.


The STRATEGIC GROWTH FUND invests primarily in the stocks of medium- and large-capitalization companies, looking for those that may have long-term growth potential. The fund's manager seeks stocks of well-managed companies that produce needed or proven products and that are market leaders in growing industries. The portfolio generally holds 50 or fewer stocks. The manager may sell a holding if its growth prospects diminish or if better opportunities become available.

The managers of each of the funds may invest in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, or the U.S. government) as a temporary defensive position to avoid losses during adverse market conditions. The DISCOVERY FUND, the GROWTH FUND, and the STRATEGIC GROWTH FUND may do so without limit. The OPPORTUNITY FUND and the MID CAP DISCIPLINED FUND may do so with up to 30% of their assets. The COMMON STOCK FUND and the MID CAP GROWTH FUND may do so with up to 20% of their assets. Taking a temporary defensive position could reduce the benefit to these funds if the market goes up. In this case, the funds may not achieve their investment goals.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?


GENERAL STOCK RISKS: The major risks of each fund are those of investing in the stock market. That means the funds may experience sudden, unpredictable declines in value, as well as periods of poor performance. Because stock values go up and down, the value of your fund's shares may go up and down. Therefore, when you sell your investment, you may receive more or less money than you originally invested.

VALUE- AND GROWTH-STYLE INVESTING: Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because each of the funds focuses on either value- or growth-style stocks, each fund's performance may at times be better or worse than the performance of stock funds that focus on other types of stocks or that have a broader investment style.

FOREIGN SECURITIES: Each of the funds may invest up to 25% of their assets in foreign securities. Foreign investments involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less strict regulation of securities markets.

SMALLER COMPANIES: Each of the funds invests a substantial portion of its assets in the stocks of smaller-capitalization companies. Small- and medium-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the funds' portfolios. Generally, the smaller the company size, the greater these risks.

BOND RISKS: At times, the DISCOVERY FUND invests in bonds. To the extent it does, the fund is exposed to the risks of bond investing. A bond's market value is affected significantly by changes in interest rates-generally, when interest rates rise, the bond's market value declines and when interest rates decline, its market value rises (interest-rate risk). Generally, the longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield (maturity risk). A bond's value can also be affected by changes in the bond's credit quality rating or its issuer's financial condition (credit-quality risk). Because bond values fluctuate, the fund's share price fluctuates. So, when you sell your investment, you may receive more or less money than you originally invested.

Each of the funds is appropriate for investors who are comfortable with the risks described here and whose financial goals are five or more years in the future. The funds are not appropriate for investors concerned primarily with principal stability.

The return information below illustrates how the funds' performance can vary, which is one indication of the risks of investing in the funds. Please keep in mind that the funds' past performance does not represent how they will perform in the future. The information assumes that you reinvested all dividends and distributions. Only funds with at least one calendar year's performance appear below.

CALENDAR YEAR TOTAL RETURNS

  Year   Discovery   Opportunity    Common    Growth   Mid Cap
                                    Stock               Growth
-------  ----------  ------------  --------  --------  --------
  1989      24.0%        18.5%        -          -         -
-------  ----------  ------------  --------  --------  --------
  1990      -2.7%       -11.3%       1.00%       -         -
-------  ----------  ------------  --------  --------  --------
  1991      67.6%        31.7%       57.1%       -         -
-------  ----------  ------------  --------  --------  --------
  1992      1.9%         17.4%       20.8%       -         -
-------  ----------  ------------  --------  --------  --------
  1993      22.2%        21.2%       25.2%       -         -
-------  ----------  ------------  --------  --------  --------
  1994      -5.7%        3.2%        -0.5%     17.3%       -
-------  ----------  ------------  --------  --------  --------
  1995      34.8%        27.3%       32.4%     41.0%       -
-------  ----------  ------------  --------  --------  --------
  1996      1.5%         18.1%       20.5%     19.5%       -
-------  ----------  ------------  --------  --------  --------
  1997      10.9%        23.4%       24.0%     19.1%     13.8%
-------  ----------  ------------  --------  --------  --------
  1998      X.X%         15.5%       X.X%      27.0%     X.X%
-------  ----------  ------------  --------  --------  --------

BEST AND WORST QUARTERLY PERFORMANCE
(DURING THE PERIODS SHOWN ABOVE)

FUND NAME            BEST QUARTER RETURN  WORST QUARTER RETURN
-------------------  -------------------  ---------------------
Common Stock         X.X% (Xst Q 19XX)    X.X% (Xst Q 19XX)
Discovery            X.X% (Xst Q 19XX)    X.X% (Xst Q 19XX)
Growth               25.0% (4th Q 1998)   -12.7% (3rd Q 1998)
Mid Cap Growth       X.X% (Xst Q 19XX)    X.X% (Xst Q 19XX)
Opportunity          17.5% (4th Q 1998)   -14.1% (3rd Q 1998)

AVERAGE ANNUAL TOTAL RETURNS
                                AS OF 12-31-98
FUND/INDEX             1-YEAR     5-YEAR     10-YEAR     SINCE INCEPTION
COMMON STOCK           XX.XX%     XX.XX%       -            XX.XX% (12-29-89)
S&P 500 Stock Index    XX.XX%     XX.XX%       -            XX.XX%
DISCOVERY              XX.XX%     XX.XX%     XX.XX%         XX.XX% (12-31-87)
S&P 500 Stock Index    XX.XX%     XX.XX%     XX.XX%         XX.XX%
GROWTH                 XX.XX%       -          -            XX.XX% (12-31-93)
S&P 500 Stock Index    XX.XX%       -          -            XX.XX%
MID CAP GROWTH         XX.XX%       -          -            XX.XX% (12-31-96)
S&P 500 Stock Index    XX.XX%       -          -            XX.XX%
OPPORTUNITY            XX.XX%     XX.XX%     XX.XX%         XX.XX% (12-31-85)
S&P 500 Stock Index    XX.XX%     XX.XX%     XX.XX%         XX.XX%

THE S&P 500 STOCK INDEX IS THE STANDARD AND POOR'S 500 STOCK INDEX WHICH IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET.

WHAT ARE THE FUNDS' FEES AND EXPENSES?

This section describes the fees and expenses that you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES
(fees paid directly from your investment)
Each fund is 100% no-load, so you pay no sales charges (loads) to buy or sell shares.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
The costs of operating the funds are deducted from fund assets, which means you pay them indirectly. These costs are deducted before computing the daily share price or making distributions. As a result, they don't appear on your account statement, but instead reduce the total return you receive from your fund investment.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

FUND                 MANAGEMENT FEES    OTHER EXPENSES     TOTAL ANNUAL FUND
                                                           OPERATING EXPENSES
-------------------  -----------------  -----------------  ------------------
Common Stock         X.XX%              X.XX%              X.XX%
Discovery            X.XX%              X.XX%              X.XX%
Growth               X.XX%              X.XX%              X.XX%
Mid Cap Disciplined  X.XX%              X.XX%              X.XX%
Mid Cap Growth       X.XX%              X.XX%*             X.XX%
Opportunity          X.XX%              X.XX%              X.XX%
Strategic Growth     X.XX%              X.XX%*             X.XX%

*BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE: This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the funds for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                  1 YEAR     3 YEARS    5 YEARS  10 YEARS
--------------------  ---------  ---------  -------  ----------
Common Stock          $XXX       $XXX       $XXX     $XXX
Discovery             $XXX       $XXX       $XXX     $XXX
Growth                $XXX       $XXX       $XXX     $XXX
Mid Cap Disciplined   $XXX       $XXX       $XXX     $XXX
Mid Cap Growth        $XXX       $XXX       $XXX     $XXX
Opportunity           $XXX       $XXX       $XXX     $XXX
Strategic Growth      $XXX       $XXX       $XXX     $XXX

WHO ARE THE FUNDS' INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

Strong Capital Management, Inc. (Strong) is the investment advisor for the funds. Strong provides investment management services for mutual funds and other investment portfolios representing assets of over $34 billion. Strong began conducting business in 1974. Since then, its principal business has been providing investment advice for individuals and institutional accounts, such as pension and profit-sharing plans, as well as mutual funds, several of which are available through variable insurance products. Strong's address is P.O. Box 2936, Milwaukee, WI 53201.

The following individuals are the funds' portfolio managers.
MARINA T. CARLSON manages the MID CAP DISCIPLINED FUND. She has over 10 years of investment experience and is a Chartered Financial Analyst. Ms. Carlson joined Strong as an equity research analyst in 1991. Prior to joining Strong, Ms. Carlson worked in a similar capacity at Stein Roe & Farnham, where she began her investment
career in 1986.   From 1993 to December 1998, she was a co-manager of the
Strong Opportunity and Common Stock Fund. She has managed the MID CAP DISCIPLINED FUND since its inception in December 1998. Ms. Carlson received her bachelors degree in Finance from Drake University in 1986 and her Masters of Business Administration in Finance from DePaul University in 1989.
DEREK V.W. FELSKE co-manages the MID CAP GROWTH FUND. He has over 15 years of investment experience and is a Chartered Financial Analyst. Mr. Felske joined the Advisor in January 1999. From July 1996 to December 1998, Mr. Felske was the chief executive officer of Leawood Capital Management LLC. From September 1993 to July 1996, Mr. Felske was a vice president and a portfolio manager at Twentieth Century Companies, Inc. He co-managed the Twentieth Century Ultra Fund and the Twentieth Century Growth Fund. From 1991 to 1993, Mr. Felske was a member of the portfolio management team at RCM Capital Management. Mr. Felske received his bachelors degree in Economics from Dartmouth College in 1980 and his Masters of Business Administration in Finance and Accounting from Wharton Business School in 1991.
RONALD C. OGNAR manages the GROWTH FUND and co-manages the MID CAP GROWTH FUND. He has over 30 years of investment experience and is a Chartered Financial Analyst. He joined Strong as a portfolio manager in April 1993 and has managed the GROWTH FUND since its inception in December 1993 and has co-managed the MID CAP GROWTH FUND since January 1999. For two years prior to joining Strong, he was a principal and portfolio manager with RCM Capital Management. For approximately three years prior to that, he was a portfolio manager at Kemper Financial Services in Chicago. Mr. Ognar began his investment career in 1968 at LaSalle National Bank in Chicago after serving two years in the U.S. Army. He received his bachelors degree in Accounting from the University of Illinois in 1968.
CHARLES A. PAQUELET co-manages the DISCOVERY FUND. He has over 8 years of investment experience and is a Chartered Financial Analyst. He joined Strong as a securities analyst in 1988. Mr. Paquelet has co-managed the DISCOVERY FUND since August 1996. Prior to joining Strong, he was a financial analyst for B.F. Goodrich Company in 1987. Mr. Paquelet received his bachelors degree in Finance from Case Western Reserve University and his Masters of Business Administration in Finance from Indiana University in 1989.
SCOTT SINDELAR manages the STRATEGIC GROWTH FUND. He has over 10 years of investment experience. Mr. Sindelar joined Strong as a portfolio manager in April 1998. He has managed the STRATEGIC GROWTH FUND since its inception in June 1998. From 1986 to April 1998, Mr. Sindelar was employed at Mid-Continent Capital, LLC as a Vice President and portfolio manager. From 1984 to 1986, he worked as a Corporate Finance Officer at Northern Trust Company, and from 1980 to 1984, he worked as a Corporate Project Manager at DeKalb AgResearch, Inc. Mr. Sindelar received his bachelors degree in Management and Administration from Indiana University in 1979 and his Masters of Business Administration in Finance from Northwestern University in 1980.
RICHARD S. STRONG co-manages the DISCOVERY FUND. Mr. Strong founded Strong in 1974 and has over 30 years of investment experience. Mr. Strong has managed or co-managed the DISCOVERY FUND since its inception in December 1987. He began his investment career at Employers Insurance of Wausau in 1966. Mr. Strong received his bachelors degree in History from Baldwin-Wallace College in 1963 and his masters of Business Administration in Finance from the University of Wisconsin-Madison in 1966. In addition to his role as a portfolio manager, he is the Chairman of the Board, Director, Chief Investment Officer, and a member of Strong's Executive Committee.
RICHARD T. WEISS manages the COMMON STOCK FUND and the OPPORTUNITY FUND. He has over 20 years of investment experience and has managed the COMMON STOCK FUND and the OPPORTUNITY FUND since 1991. Mr. Weiss joined Strong as a portfolio manager in 1991 from Stein Roe & Farnham, where he began his career as a research analyst in 1975. He was named a portfolio manager in 1981. Mr. Weiss received his bachelors degree in Business Administration from the University of Southern California in 1973 and his masters of Business Administration in Business from Harvard Graduate School of Business Administration in 1975. In addition, Mr. Weiss is a member of Strong's Executive Committee.

((Side Box))
YEAR 2000 ISSUES
Your investment could be adversely affected if the computer systems used by the funds, Strong, and the funds' service providers do not properly process and calculate date-related information before, on, and after January 1, 2000. Year 2000-related computer problems could have a negative impact on your fund and the fund's investments, however we are working to avoid these problems and to obtain assurances from our service providers that they are taking similar steps.

OTHER IMPORTANT INFORMATION YOU SHOULD KNOW

COMPARING THE FUNDS

The following will help you distinguish the funds and determine their suitability for your investment needs:

                     ANTICIPATED EQUITY  MAXIMUM DEBT     FOREIGN SECURITIES
FUND                 EXPOSURE            EXPOSURE                              FOCUS
Common Stock         80-100%             20%              Up to 25%           Small-Cap Value

Discovery            0-100%              100%             Up to 25%           Emerging Growth
Growth               65-100%              35%             Up to 25%           Growth
Mid Cap Disciplined  70-100%              30%             Up to 25%           Mid-Cap Value
Mid Cap Growth       80-100%              20%             Up to 25%           Mid-Cap Growth
Opportunity          70-100%              30%             Up to 25%           Mid-Cap Value
Strategic Growth     80-100%              20%             Up to 25%           Mid- and Large-Cap
                                                                              Growth
-------------------  ------------------                   ------------------  ---------------------

HISTORICAL PERFORMANCE

The following provides supplemental information on the prior portfolio management results of Mr. Ronald C. Ognar and Mr. Richard T. Weiss with similar funds that they managed at previous investment management firms.

MR. RONALD C. OGNAR

From February 1989 through July 1991, Mr. Ronald C. Ognar managed the Kemper Growth Fund. As portfolio manager, Mr. Ognar was primarily responsible for the day-to-day management of the Kemper Growth Fund. During the time that Mr. Ognar managed the Kemper Growth Fund, it had an investment objective, policies, and strategies that were substantially similar to the GROWTH FUND. The cumulative total return for the Kemper Growth Fund from March 1, 1989 through June 30, 1991, was 62.93% as compared to 39.32% for the S&P 500 Index over the same period. The average annual total returns for the Kemper Growth Fund for the one-year period ended June 30, 1991, and for the entire period that Mr. Ognar managed the Kemper Growth Fund compared with the performance of the S&P 500 Index were:

                     KEMPER GROWTH       S&P
     YEAR            FUND(1)        500 INDEX(2)
1 Year               15.13%         7.39%
3/1/89 - 6/30/91(3)  23.27%         15.27%

(1) AVERAGE ANNUAL TOTAL RETURNS REFLECT CHANGES IN SHARE PRICES AND REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS AND ARE NET OF FUND EXPENSES.
(2)THE S&P 500 INDEX IS THE STANDARD AND POOR'S 500 STOCK INDEX WHICH IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET.
THE INDEX DOES NOT REFLECT INVESTMENT MANAGEMENT FEES, BROKERAGE COMMISSIONS, AND OTHER EXPENSES ASSOCIATED WITH INVESTING IN EQUITY SECURITIES.
(3) FROM JULY 1991 UNTIL HE JOINED STRONG IN APRIL 1993, MR. OGNAR SERVED RCM CAPITAL MANAGEMENT AS A PRINCIPAL AND AS A PORTFOLIO MANAGER OF SEVERAL GROWTH SEPARATE ACCOUNTS. MR. OGNAR HAS BEEN MANAGING THE STRONG GROWTH FUND SINCE ITS INCEPTION ON DECEMBER 31, 1993.
Historical performance does not indicate future performance. THE KEMPER GROWTH FUND IS A SEPARATE FUND AND ITS HISTORICAL PERFORMANCE IS NOT INDICATIVE OF THE POTENTIAL PERFORMANCE OF THE GROWTH FUND. Share prices and investment returns will fluctuate.

MR. RICHARD T. WEISS

From November 1981 through March 1991, Mr. Weiss managed and co-managed the Stein Roe Special Fund. Although Mr. Weiss co-managed the Stein Roe Special Fund from 1986 until March 1991, Mr. Weiss was primarily responsible for the day-to-day management of the Fund from November 1981 through March 1991. During the time that Mr. Weiss managed the Stein Roe Special Fund, it had an investment objective, policies, and strategies that were substantially similar to the COMMON STOCK FUND. The cumulative total return for the Stein Roe Special Fund from December 1, 1981 through February 28, 1991 was 380.24% as compared to 163.68% for the Russell 2000 Index and 322.20% for the S&P 500 Index over the same period. The average annual total returns for the Stein Roe Special Fund for the one-year, three-year, and five-year periods ended February 28, 1991, and for the entire period that Mr. Weiss managed the Stein Roe Special Fund compared with the performance of the Russell 2000 and S&P 500 Indices were:

                    STEIN ROE SPECIAL  RUSSELL
YEAR                FUND(1)            2000 INDEX(2)      S&P 500 INDEX(3)
1 Year              12.07%             3.72%              14.67%
3 Year              18.14%             7.63%              15.12%
5 Year              14.18%             4.66%              13.97%
12/1/81 3/42/28/91    18.49%             11.05%             16.85%

(1) AVERAGE ANNUAL TOTAL RETURNS REFLECT CHANGES IN SHARE PRICES AND REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS AND ARE NET OF FUND EXPENSES.
(2) THE RUSSELL 2000 INDEX IS AN UNMANAGED INDEX OF COMMON STOCKS GENERALLY REPRESENTATIVE OF THE SMALL CAPITALIZATION U.S. STOCK MARKET. THE INDEX DOES NOT REFLECT INVESTMENT MANAGEMENT FEES, BROKERAGE COMMISSIONS AND OTHER EXPENSES ASSOCIATED WITH INVESTING IN EQUITY SECURITIES.
(3)THE S&P 500 INDEX IS THE STANDARD AND POOR'S 500 STOCK INDEX WHICH IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET.
THE INDEX DOES NOT REFLECT INVESTMENT MANAGEMENT FEES, BROKERAGE COMMISSIONS, AND OTHER EXPENSES ASSOCIATED WITH INVESTING IN EQUITY SECURITIES.

Historical performance does not indicate future performance. THE STEIN ROE SPECIAL FUND IS A SEPARATE FUND AND ITS HISTORICAL PERFORMANCE IS NOT INDICATIVE OF THE POTENTIAL PERFORMANCE OF THE COMMON STOCK FUND. Share prices and investment returns will fluctuate.

FINANCIAL HIGHLIGHTS

This information describes investment performance for the periods shown. "Total Return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report.

                            <<Financial Highlights>>

YOUR ACCOUNT

All of the Strong Funds are 100% no-load. This means that you may purchase, redeem, or exchange shares directly at their net asset value without paying a sales charge.

SHARE PRICE

Your transaction price for buying, selling, or exchanging shares is the net asset value per share (NAV). NAV is generally calculated as of the close of trading on the New York Stock Exchange (usually 3:00 p.m. Central Time) every day the NYSE is open. If the NYSE closes at any other time, or if an emergency exists, NAV may be calculated at a different time. Your share price will be the next NAV calculated after we accept your order.

NAV is based on the market value of the securities in a fund's portfolio. If market prices are not available, NAV is based on a security's fair value as determined in good faith by us under the supervision of the Board of Directors of the Strong Funds.

FOREIGN SECURITIES
Some of the fund's portfolio securities may be listed on foreign exchanges that trade on days when we do not calculate an NAV. As a result, the fund's NAV may change on days when you will not be able to purchase or redeem shares. In addition, a foreign exchange may not value its listed securities at the same time that we calculate a fund's NAV. Events affecting the values of portfolio securities that occur between the time a foreign exchange assigns a price to the portfolio securities and the time when we calculate a fund's NAV generally will not be reflected in the fund's NAV. These events will be reflected in the fund's NAV when we, under the supervision of the Board of Directors of the Strong Funds, determine that they would have a material affect on the fund's NAV.

((Side Box))

We determine a fund's share price or NAV by dividing net assets
(the value of its investments, cash, and other assets minus its liabilities) by the number of shares outstanding.
---------------------------------------------------------------

BUYING SHARES

INVESTMENT MINIMUMS: When buying shares, you must meet the following investment minimum requirements.

                                           INITIAL INVESTMENT MINIMUM          ADDITIONAL INVESTMENT MINIMUM
----------------------------------------  -----------------------------------  -----------------------------------
Regular accounts                          $2,500                               $50
----------------------------------------  -----------------------------------  -----------------------------------
Education IRA accounts                    $500                                 $50
----------------------------------------  -----------------------------------  -----------------------------------
Other IRAs and UGMA/UTMA accounts         $250                                 $50
----------------------------------------  -----------------------------------  -----------------------------------
SIMPLE IRA, SEP-IRA, 403(b)(7), Keogh,    the lesser of $250 or $25 per month  $50
Pension Plan, or Profit Sharing accounts
----------------------------------------  -----------------------------------  -----------------------------------

PLEASE REMEMBER ...
- If you use an Automatic Investment Plan, we waive the initial investment minimum to open an account and the additional investment minimum is $50.

- You cannot use an Automatic Investment Plan with an Education IRA.

- If you open a qualified retirement plan account where we or one of our alliance partners provides administrative services, there is no initial investment minimum.

COMMON STOCK FUND CLOSED TO NEW INVESTORS
 The COMMON STOCK FUND is closed to new investors, however, the fund may continue to offer its shares through company-sponsored retirement plans (such as 401(k) plans) and in other limited circumstances. Current shareholders may continue to add to their accounts and open new accounts in the fund. Although the fund may resume sales to new investors in the future, currently there are no plans to do so.

 BUYING INSTRUCTIONS
 You can buy shares in several ways.

 MAIL
 You can open or add to an account by mail with a check or money order made payable to Strong Funds. Send it to the address listed on the back of this prospectus, along with your account application (for a new account) or an Additional Investment Form (for an existing account).

 TELEPHONE EXCHANGE
 Sign up for telephone exchange privileges when you open your account. To add this option to an existing account, call
 1-800-368-3863 for a Shareholder Account Options Form. Once you establish telephone exchange privileges, you can call to open a new account or to add to an existing one by exchanging shares from another identically registered Strong Funds account.

  ((Side Box))
                                   Questions?
                               Call 1-800-368-3863
                                 24 hours a day
                                  7 days a week

 TELEPHONE PURCHASE
 You can make additional investments to your existing account directly from your bank account. If you didn't establish this option when you opened your account, call us at 1-800-368-3863 for a Shareholder Account Options Form.

 STRONG DIRECT(R)
 You can use Strong Direct(R) to add to your investment from your bank account or to exchange shares between Strong Funds by calling 1-800-368-7550. See "Services for Investors" for more information.

 STRONG NETDIRECT(R)
 You can use Strong netDirect(R) at our web site, WWW.STRONGFUNDS.COM, to add to your investment from your bank account or to exchange shares between Strong Funds. See "Services for Investors" for more information.

 INVESTOR CENTER
 You can visit our Investor Center in Menomonee Falls, Wisconsin, near Milwaukee. Call 1-800-368-3863 for hours and directions. The Investor Center only accepts checks or money orders payable to Strong Funds. It does not accept cash or third-party checks.

 WIRE
 Call 1-800-368-3863 for instructions before wiring funds either to open or add to an account. This helps to ensure that your account will be credited promptly and correctly.

 AUTOMATIC INVESTMENT SERVICES
 See "Services for Investors" for detailed information on all of our automatic investment services. You can sign up for these plans when you open your account or call 1-800-368-3863 for instructions on how to add them.

 BROKER-DEALER
 You may purchase shares through a broker-dealer or other intermediary who may charge you a fee.

 PLEASE REMEMBER . . .
- Make checks or money orders payable to Strong Funds.

- We do not accept cash, third-party checks (checks payable to you written by another party), credit card convenience checks, or checks drawn on banks outside the U.S.

- You will be charged $20 for every check, money order, wire, or Electronic Funds Transfer returned unpaid.

SELLING SHARES

You can access the money in your account by selling (also called redeeming) some or all of your shares by one of the methods below. After your redemption request is accepted, we normally send you the proceeds on the next business day.

SELLING INSTRUCTIONS
You can sell shares in several ways.

MAIL
Write a letter of instruction. It should specify your account number, the dollar amount or number of shares you wish to redeem, the names and signatures of the owners (or other authorized persons), and your mailing address. Then, mail it to the address listed on the back of this prospectus.

TELEPHONE REDEMPTION
Sign up for telephone redemption privileges when you open your account or add it later by calling
1-800-368-3863 to request a Shareholder Account Options Form. With this option, you may sell shares by phone and receive the proceeds in one of three ways:

(1) We can mail a check to your account's address. Checks will not be forwarded by the Postal Service, so please notify us if your address has changed.

(2) We can transmit the proceeds by Electronic Funds Transfer to a properly pre-authorized bank account. The proceeds usually will arrive at your bank two banking days after we process your redemption.

(3) For a $10 fee, we can transmit the proceeds by wire to a properly pre-authorized bank account. The proceeds usually will arrive at your bank the first banking day after we process your redemption.

STRONG DIRECT(R)
You can redeem shares through Strong Direct(R) at 1-800-368-7550. See "Services for Investors" for more information.

STRONG NETDIRECT(R)
You can use Strong netDirect(R) at our web site, WWW.STRONGFUNDS.COM, to redeem shares. See "Services for Investors" for more information.

INVESTOR CENTER
You can visit our Investor Center in Menomonee Falls, Wisconsin, near Milwaukee. Call 1-800-368-3863 for hours and directions.

AUTOMATIC INVESTMENT SERVICES
You can set up automatic withdrawals from your account at regular intervals. See "Services for Investors" for information on all of our automatic investment services.

BROKER-DEALER
You may sell shares through a broker-dealer or other intermediary who may charge you a fee.

PLEASE REMEMBER ...
- If you recently purchased shares, a redemption request on those shares will not be honored until 10 days after we receive the purchase check or electronic transaction.

- Some transactions and requests require a signature guarantee.

- If you are selling shares you hold in certificate form, you must submit the certificates with your redemption request. Each registered owner must sign the certificates and all signatures must be guaranteed.

- With an IRA (or other retirement account), you will be charged (1) a $10 annual account maintenance fee for each account up to a maximum of $30 and
  (2) a $10 fee for transferring assets to another custodian or for closing an account.

- If you sell shares out of a non-IRA retirement account and you are eligible to roll the sale proceeds into another retirement plan, we will withhold for federal income tax purposes a portion of the sale proceeds unless you transfer all of the proceeds to an eligible retirement plan.

  ((Side Box))
 There may be special distribution requirements that apply to retirement accounts. For instructions on
- Roth and Traditional IRA accounts, call
  1-800-368-3863, and
- SIMPLE IRA, SEP-IRA , 403(b)(7), Keogh, Pension Plan, Profit Sharing Plan, or 401(k) Plan accounts, call 1-800-368-2882.

  ((Side Box))

SIGNATURE GUARANTEES help ensure that major
transactions or changes to your account are in fact
authorized by you. For example, we require a signature
guarantee on written redemption requests for more than
$50,000.  You can obtain a signature guarantee for a
nominal fee from most banks, brokerage firms, and
other financial institutions.  A notary public stamp or
seal cannot be substituted for a signature guarantee.
--------------------------------------------------------

 ADDITIONAL POLICIES

 TELEPHONE TRANSACTIONS
 Once you place a telephone transaction request, it cannot be canceled or modified. We use reasonable procedures to confirm that telephone transaction requests are genuine. We may be responsible if we do not follow these procedures. You are responsible for losses resulting from fraudulent or unauthorized instructions received over the telephone, provided we reasonably believe the instructions were genuine. During times of unusual market activity, our phones may be busy and you may experience a delay placing a telephone request. During these times, consider trying STRONG DIRECT(R), our 24-hour automated telephone system, by calling 1-800-368-7550, or STRONG NETDIRECT(R), our on-line transaction center, by visiting WWW.STRONGFUNDS.COM. Please remember that you must have telephone redemption as an option on your account to redeem shares through STRONG DIRECT(R) or STRONG NETDIRECT(R).

 INVESTING THROUGH A THIRD PARTY
 If you invest through a third party (rather than directly with Strong Funds), the policies and fees may be different than described in this prospectus. Banks, brokers, 401(k) plans, financial advisors, and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if you are not sure.

 DISTRIBUTIONS

 DISTRIBUTION POLICY
 The fund generally pays you dividends from net investment income and distributes any net capital gains that it realizes annually.

 REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
 Your dividends and capital gain distributions will be automatically reinvested in additional shares of the fund, unless you choose otherwise. Your other options are to receive checks for these payments, have them automatically invested in another Strong Fund, or have them deposited into your bank account.

 TAXES

 TAXABLE DISTRIBUTIONS
 Any net investment income and net short-term capital gain distributions you receive are taxable as ordinary dividend income at your income tax rate. Distributions of net capital gains are generally taxable as long-term capital gains. This is generally true no matter how long you have owned your shares and whether you reinvest your distributions or take them in cash. You may also have to pay taxes when you exchange or sell shares if your shares have increased in value since you bought them.

  ((Side Box))

Generally, if your investment is in a Traditional IRA or
other TAX-DEFERRED ACCOUNT, your dividends and
distributions will not be taxed at the time they are paid,
but instead at the time you withdraw them from your
account.
----------------------------------------------------------

 RETURN OF CAPITAL
 If your fund's (1) income distributions exceed its net investment income and net short-term capital gains or (2) capital gain distributions exceed its net capital gains in any year, all or a portion of those distributions may be treated as a return of capital to you. Although a return of capital is not taxed, it will reduce the cost basis of your shares.

 YEAR-END STATEMENT
 To assist you in tax preparation, after the end of each calendar year, we send you a statement of your fund's ordinary dividends and net capital gain distributions (Form 1099).

 BACKUP WITHHOLDING
 By law, we must withhold 31% of your distributions and proceeds if (1) you are subject to backup withholding or (2) you have not provided us with complete and correct taxpayer information such as your Social Security Number (SSN) or Tax Identification Number (TIN).

  ((Side Box))

Unless your investment is in a tax-deferred retirement
account such as an IRA, YOU MAY WANT TO AVOID:
-Investing a large amount in a fund close to the end of
the calendar year.  If the fund makes a capital gains
distribution, you may receive some of your
investment back as a taxable distribution.
-Selling shares of a mutual fund at a loss and then
investing in the same fund within 30 days before or
after the sale.  This is called a wash sale and you will
not be allowed to claim a tax loss on the transaction.
---------------------------------------------------------

  ((Side Box))

COST BASIS is the amount that you paid for the shares.
When you sell shares, you subtract the cost basis from the
sale proceeds to determine whether you realized an
investment gain or loss.   For example, if you bought a
share of a fund at $10 and you sold it two years later at
$11, your cost basis on the share is $10 and your gain is
$1.
----------------------------------------------------------

 Because everyone's tax situation is unique, you should consult your tax professional for assistance.

 SERVICES FOR INVESTORS

 Strong provides you with a variety of services to help you manage your investment. For more details, call 1-800-368-3863, 24 hours a day, 7 days a week. These services include:

 STRONG DIRECT (R) AUTOMATED TELEPHONE SYSTEM
 Our 24-hour automated response system enables you to use a touch-tone phone to access current share prices
  (1-800-368-3550), to access fund and account information (1-800-368-5550), and to make purchases, exchanges, or redemptions among your existing accounts if you have elected these services (1-800-368-7550). Passwords help to protect your account information.

 STRONG ON-LINE
 Visit us on-line at WWW.STRONGFUNDS.COM to access your fund's performance and portfolio holding information. In addition to general information about investing, Strong On-line offers daily performance information, portfolio manager commentaries, and information on available account options.

 STRONGMAIL
 If you register for StrongMail at WWW.STRONGMAIL.COM, you will receive your fund's closing price by e-mail each business day. In addition, StrongMail offers market news and updates throughout the day.

 STRONG NETDIRECT(R)
 If you are a shareholder, you may use netDirect(R) to access your account information 24 hours a day from your personal computer. Strong netDirect(R) allows you to view account history, account balances, and recent dividend activity, as well as to make purchases, exchanges, or redemptions among your existing accounts if you have elected these services. Encryption technology
 and passwords help to protect your account information.   You may register to
 use netDirect(R) at WWW.STRONGFUNDS.COM.

 STRONG EXCHANGE PRIVILEGE
 You may exchange shares of a Strong Fund for shares of another Strong Fund, either in writing, by telephone, or through your personal computer, if the accounts are identically registered (with the same name, address, and taxpayer identification number). Please ask us for the appropriate prospectus and read it before investing in any of the Strong Funds. Remember, an exchange is considered a sale and a purchase of fund shares for tax purposes and may result in a capital gain or loss. Some Strong Funds that you may want to exchange into may charge a redemption fee of 0.50% to 1.00% on the sale of shares held for less than six months.

 STRONG AUTOMATIC INVESTMENT SERVICES
 You may invest or redeem automatically in the following ways, some of which may be subject to additional restrictions or conditions.

 AUTOMATIC INVESTMENT PLAN (AIP)
 This plan allows you to make regular, automatic investments from your bank checking or savings account.

 AUTOMATIC EXCHANGE PLAN
 This plan allows you to make regular, automatic exchanges from one eligible Strong Fund to another.

 AUTOMATIC DIVIDEND REINVESTMENT
 Your dividends and capital gains will be automatically reinvested in additional shares of the Strong Fund that paid them, unless you choose otherwise. Your other options are to receive checks for these payments, have them automatically invested in another Strong Fund, or have them deposited into your bank account.

 NO-MINIMUM INVESTMENT PLAN
 This plan allows you to invest without meeting the minimum initial investment requirements if you invest monthly and you participate in the AIP, Automatic Exchange Plan, or Payroll Direct Deposit Plan.

 PAYROLL DIRECT DEPOSIT PLAN
 This plan allows you to send all or a portion of your paycheck, social security check, military allotment, or annuity payment to the Strong Funds of your choice.

 SYSTEMATIC WITHDRAWAL PLAN
 This plan allows you to redeem a fixed sum from your account on a regular basis. Payments may be sent electronically to a bank account or as a check to you or anyone you properly designate.

 STRONG RETIREMENT PLAN SERVICES
 We offer a wide variety of retirement plans for individuals and institutions, including large and small businesses. For information on:

- INDIVIDUAL RETIREMENT PLANS, including Traditional IRAs and Roth IRAs, call 1-800-368-3863.

- QUALIFIED RETIREMENT PLANS, including SIMPLE IRAs, SEP-IRAs, 403(b)(7)s, Keoghs, Pension Plans, Profit Sharing Plans, and 401(k) Plans, call 1-800-368-2882.

 SOME OF THESE SERVICES MAY BE SUBJECT TO ADDITIONAL RESTRICTIONS OR CONDITIONS. CALL 1-800-368-3863 FOR MORE INFORMATION.

 RESERVED RIGHTS

 We reserve the right to:

- Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone and netDirect(R) redemption privileges, for any reason.

- Reject any purchase request for any reason including exchanges from other Strong Funds. Generally, we do this if the purchase or exchange is disruptive to the efficient management of a fund (due to the timing of the investment or an investor's history of excessive trading).

- Change the minimum or maximum investment amounts.

- Delay sending out redemption proceeds for up to seven days (this generally only applies to very large redemptions without notice, excessive trading, or during unusual market conditions).

- Suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings, when trading is restricted by the SEC, or under any emergency circumstances.

- Make a redemption-in-kind (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (1) $250,000 or (2) 1% of the fund's assets. Generally, redemption-in-kind is used when large redemption requests may cause harm to the fund and its shareholders.

- Close any account that does not meet minimum investment requirements. We will give you notice and 60 days to begin an automatic investment program or to increase your balance to the required minimum.

- Reject any purchase or redemption request that does not contain all required documentation.

FOR MORE INFORMATION

More information is available upon request at no charge, including:

SHAREHOLDER REPORTS: Additional information is available in the annual and semi-annual report to shareholders. These reports contain a letter from management, discuss recent market conditions, economic trends and investment strategies that significantly affected your investment's performance during the last fiscal year, and list portfolio holdings.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI contains more details about investment policies and techniques. A current SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically contained within this prospectus.

To request information or to ask questions:

BY TELEPHONE                         FOR HEARING-IMPAIRED (TDD)
(414) 359-1400 or (800) 368-3863     (800) 999-2780

BY MAIL                              BY OVERNIGHT DELIVERY
Strong Funds                         Strong Funds
P.O. Box 2936                        900 Heritage Reserve
Milwaukee, Wisconsin 53201-2936      Menomonee Falls, Wisconsin 53051

ON THE INTERNET                      BY E-MAIL
View online or download documents:   SERVICE@STRONG-FUNDS.COM
Strong Funds: WWW.STRONGFUNDS.COM
SEC*: www.sec.gov


To reduce the volume of mail you receive, only one copy of most financial reports and prospectuses is mailed to your household. Call 1-800-368-3863 if you wish to receive additional copies, free of charge.

This prospectus is not an offer to sell securities in any place where it would be illegal to do so.

*YOU CAN ALSO OBTAIN COPIES BY VISITING THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. OR BY SENDING YOUR REQUEST AND A DUPLICATING FEE TO THE SECURITIES AND EXCHANGE COMMISSION'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-6009. YOU CAN CALL 1-800-SEC-0330 FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM.

Strong  Common Stock Fund, Inc., SEC file number: 811-5687
Strong Discovery Fund, Inc., SEC file number: 811-5341
Strong Growth Fund, a series of Strong Equity Funds, Inc., SEC file number:
811-8100
Strong Mid Cap Growth Fund, a series of Strong Equity Funds, Inc., SEC file number: 811-8100
Strong Mid Cap Disciplined Fund, a series of Strong Equity Funds, Inc., SEC file number: 811-8100
Strong Opportunity Fund, Inc., SEC file number: 811-3793
Strong Strategic Growth Fund, a series of Strong Equity Funds, Inc., SEC file number: 811-8100

THE STRONG VALUE FUND
PROSPECTUS    May 1, 1999

































AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANYONE WHO INFORMS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.

TABLE OF CONTENTS
Your Investment.................................................................
Key Information.................................................................
What are the fund's goals?......................................................
What are the fund's principal investment strategies?............................
What are the main risks of investing in the fund?...............................
What are the fund's fees and expenses?..........................................
Who are the fund's investment advisor and portfolio managers?...................
 ..........................................................Historical Performance
Financial Highlights............................................................
Your Account....................................................................
Share Price.....................................................................
Buying Shares...................................................................
Selling Shares..................................................................
Additional Policies.............................................................
Distributions...................................................................
Taxes...........................................................................
Services For Investors..........................................................
Reserved Rights.................................................................
For More Information..................................................Back Cover



IN THIS PROSPECTUS, "WE" REFERS TO STRONG CAPITAL MANAGEMENT, INC., THE INVESTMENT ADVISOR AND TRANSFER AGENT FOR THE STRONG FUNDS.

                                                                 YOUR INVESTMENT

KEY INFORMATION

WHAT ARE THE FUND'S GOALS?

The STRONG VALUE FUND seeks capital growth.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

The VALUE FUND'S managers follow a four-step investment discipline. First, they identify trends or events that may serve as catalysts to increase the value of a company or group of companies. Second, they then look for large- and medium-capitalization companies with strong balance sheets, experienced management, and competitive positions. They generally avoid foreign firms and technology companies. Third, they look for companies that are inexpensive relative to one or more valuation measures. The fourth step is to take a disciplined approach to selling stocks. If a stock's price declines 15% from its average cost and the outlook for the company has deteriorated, the managers will sell the position.

The managers may invest 30% of assets in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, or the U.S. government) as a temporary defensive position to avoid losses during adverse market conditions. This could reduce the benefit to the fund if the market goes up. In this case, the fund may not achieve its investment goal.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

GENERAL STOCK RISKS: The VALUE FUND'S major risks are those of investing in the stock market. This means the fund may experience sudden, unpredictable declines in value, as well as periods of poor performance. Because stock values go up and down, the value of your fund's shares may go up and down. Therefore, when you sell your investment, you may receive more or less money than you originally invested.

VALUE-STYLE INVESTING: Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the fund focuses on value-style stocks, its performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

MEDIUM-CAPITALIZATION COMPANIES: The fund invests in the stocks of medium-capitalization companies. Medium-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure which could increase the volatility of the fund's portfolio.

The fund is appropriate for investors who are comfortable with the risks described here and whose financial goals are five years or more in the future. The fund is not appropriate for investors concerned primarily with principal stability.

The return information below illustrates how the fund's performance can vary, which is one indication of the risks of investing in the fund. Please keep in mind that the fund's past performance does not represent how it will perform in the future. The information assumes that you reinvested all dividends and distributions.

CALENDAR YEAR TOTAL RETURNS
[BAR GRAPH]

1996     X.X%
1997     X.X%
1998     X.X%

BEST AND WORST QUARTERLY PERFORMANCE (During the periods shown)
Best quarter return: X.X% (Xst Q 19XX) Worst quarter return:  X.X% (Xst Q 19XX)

AVERAGE ANNUAL TOTAL RETURNS
                                 AS OF 12-31-98
FUND/INDEX                          1-YEAR    3 YEARS   SINCE INCEPTION
VALUE FUND                          X.XX%     X.XX%     X.XX% (12-31-95)
S&P 500 Stock Index                 X.XX%     X.XX%     X.XX%
Russell 1000 Value Index            X.XX%     X.XX%     X.XX%
Russell 3000 Index                  X.XX%     X.XX%     X.XX%
Lipper Growth & Income Funds Index  X.XX%     X.XX%     X.XX%


THE S&P 500 STOCK INDEX IS THE STANDARD & POOR'S 500 STOCK INDEX, WHICH
IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET.
THE RUSSELL 1000 VALUE INDEX IS AN UNMANAGED INDEX GENERALLY
REPRESENTATIVE OF THE U.S. STOCK MARKET FOR LARGE CAP STOCKS. IT CONTAINS SECURITIES THAT VALUE MANAGERS TYPICALLY SELECT FROM THE RUSSELL 1000 INDEX. THE RUSSELL 3000 INDEX IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET. THE LIPPER GROWTH & INCOME FUNDS INDEX IS AN EQUALLY-WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS IN THIS LIPPER CATEGORY.

WHAT ARE THE FUND'S FEES AND EXPENSES?

This section describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
The fund is 100% no-load, so you pay no sales charges (loads) to buy or sell shares.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
The costs of operating the fund are deducted from fund assets, which means you pay them indirectly. These costs are deducted before computing the daily share price or making distributions. As a result, they don't appear on your account statement, but instead reduce the total return you receive from your fund investment.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

Management fee                           X.XX%
Other expenses                           X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES     X.XX%

EXAMPLE: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 YEAR  3 YEARS  5 YEARS  10 YEARS
------  -------  -------  --------
$XXX    $XXX     $XXX     $XXX
------  -------  -------  --------

WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGER?


Strong Capital Management, Inc. (Strong) is the investment advisor for the fund. Strong provides investment management services for mutual funds and other investment portfolios representing assets of over $34 billion. Strong began conducting business in 1974. Since then, its principal business has been providing investment advice for individuals and institutional accounts, such as pension and profit-sharing plans, as well as mutual funds, several of which are available through variable insurance products. Strong's address is P.O. Box 2936, Milwaukee, WI 53201.

Sloate, Weisman, Murray and Company, Inc. (Subadvisor) is the subadvisor for the fund under an agreement with Strong. Under this agreement and under the supervision of the fund's Board of Directors and Strong, the Subadvisor provides a continuous investment program for the fund. This means the Subadvisor selects the securities the fund buys and sells. The Subadvisor began conducting business in 1974 and has approximately $X.X billion under management. It provides investment supervision to institutional investors and high net worth clients. Its address is 540 Madison Avenue, New York, New York 10022.

The following individuals are the fund's portfolio managers:

LAURA J. SLOATE co-manages the VALUE FUND. She has over 30 years of investment experience. She has been the Chairman and Chief Investment Officer of the Subadvisor since its establishment in 1974. She has co-managed the VALUE FUND since December 1995. Prior to her employment at the Subadviser, she was a Securities Analyst at Scheinman Hochstein & Trotta, Neuberger Berman & Company, and Drexel Burnham & Company. She received her bachelors degree in History from Barnard College in 1966 and her masters degree in History from Columbia
University in 1966.   As a principal of one of the first woman-owned money
management firms, Ms. Sloate has been responsible for the successful expansion of assets under her management to their current level of approximately $X.X billion.

JEFFREY B. COHEN co-manages the VALUE FUND. He has over 10 years of investment experience. Mr. Cohen has served as a portfolio manager and principal since he joined the Subadvisor in 1987. He has co-managed the VALUE FUND since December 1995. Prior to joining the Subadvisor, he spent three years as Credit Officer, Analyst at J.P. Morgan. Mr. Cohen received his bachelors degree in Economics from the Wharton School at the University of Pennsylvania in 1983 and his Masters of Business Administration in Finance from New York University in 1988.


((Side Box))
YEAR 2000 ISSUES
Your investment could be adversely affected if the computer systems used by the funds, Strong, and the funds' service providers do not properly process and calculate date-related information before, on, and after January 1, 2000. Year 2000-related computer problems could have a negative impact on your fund and the fund's investments, however we are working to avoid these problems and to obtain assurances from our service providers that they are taking similar steps.

HISTORICAL PERFORMANCE

The following provides supplemental information on the prior portfolio management results of the Subadvisor with similarly-managed accounts.

SLOATE, WEISMAN, MURRAY AND COMPANY, INC.

The following table shows the Subadvisor's composite performance data relating to the historical performance of actual, fee-paying, discretionary equity accounts and the designated equity portion (including designated cash reserves) of balanced accounts with assets over $5 million (Equity Accounts) managed by the Subadvisor, since the dates indicated, that have investment objectives, policies, strategies, and risks substantially similar to those of the VALUE FUND. The data is provided to illustrate the past performance of the Subadvisor in managing substantially similar accounts as measured against the S&P 500 and the Russell 3000 Index (Russell 3000) and does not represent the performance of the VALUE FUND. PERFORMANCE IS HISTORICAL AND DOES NOT REPRESENT THE VALUE FUND'S OR THE SUBADVISOR'S FUTURE PERFORMANCE.
The Subadvisor's composite performance data shown below was calculated in accordance with the recommended standards of the Association for Investment Management and Research (commonly referred to as AIMR)* retroactively applied for all time periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses. All returns reflect the deduction of investment management fees, brokerage commissions, and execution costs paid by the Equity Accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculation. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The composite's returns are calculated on a time-weighted basis.

The Equity Accounts that are included in the Subadvisor's composite are not subject to the same type of expenses to which the VALUE FUND is subject nor to the diversification requirements, specific tax restrictions, and investment limitations imposed on the VALUE FUND under the federal securities and tax
laws.   Consequently, the performance results for the Subadvisor's composite could have been adversely affected if the Equity Accounts included in the composite had been regulated under the federal security and tax laws.
The investment results of the Subadvisor's composite presented below are unaudited and are not intended to predict or suggest the future returns of the VALUE FUND. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data.

                         SUBADVISOR'S
                         VALUE EQUITY          RUSSELL
TIME PERIOD                COMPOSITE           3000(1)     S&P 500 (2)
AVERAGE ANNUAL RETURNS
1 Year
3 Year
5 Year
4/1/88-12/31/98(3)
CUMULATIVE RETURNS
4/1/88-12/31/98

(1) The Russell 3000 Index is an unmanaged index generally representative of the U.S. stock market.
(2) The S&P 500 Stock Index is an unmanaged index generally representative of the U.S. stock market.
(3)     The Value Equity Composite began on April 1, 1988.

* AIMR is a non-profit membership and education organization with more than 60,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisers. These AIMR performance presentation standards are intended to (1) promote full and fair presentations by investment advisers of their performance results and (2) ensure uniformity in reporting so that performance results of investment advisers are directly comparable.


FINANCIAL HIGHLIGHTS

This information describes investment performance for the periods shown. "Total Return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report.

                            <<Financial Highlights>>

YOUR ACCOUNT

All of the Strong Funds are 100% no-load. This means that you may purchase, redeem, or exchange shares directly at their net asset value without paying a sales charge.

SHARE PRICE

Your transaction price for buying, selling, or exchanging shares is the net asset value per share (NAV). NAV is generally calculated as of the close of trading on the New York Stock Exchange (usually 3:00 p.m. Central Time) every day the NYSE is open. If the NYSE closes at any other time, or if an emergency exists, NAV may be calculated at a different time. Your share price will be the next NAV calculated after we accept your order.

NAV is based on the market value of the securities in a fund's portfolio. If market prices are not available, NAV is based on a security's fair value as determined in good faith by us under the supervision of the Board of Directors of the Strong Funds.

((Side Box))

We determine a fund's share price or NAV by dividing net assets
(the value of its investments, cash, and other assets minus its liabilities) by the number of shares outstanding.
---------------------------------------------------------------

BUYING SHARES

INVESTMENT MINIMUMS: When buying shares, you must meet the following investment minimum requirements.

                                             INITIAL INVESTMENT MINIMUM         ADDITIONAL INVESTMENT MINIMUM
--------------------------------------  -----------------------------------  -----------------------------------
REGULAR ACCOUNTS                        $2,500                               $50
--------------------------------------  -----------------------------------  -----------------------------------
EDUCATION IRA ACCOUNTS                  $500                                 $50
--------------------------------------  -----------------------------------  -----------------------------------
OTHER IRAS AND UGMA/UTMA ACCOUNTS       $250                                 $50
--------------------------------------  -----------------------------------  -----------------------------------
SIMPLE IRA, SEP-IRA, 403(B)(7),         the lesser of $250 or $25 per month  $50
KEOGH, PENSION PLAN, OR PROFIT SHARING
PLAN ACCOUNTS
--------------------------------------  -----------------------------------  -----------------------------------

PLEASE REMEMBER ...
- If you use an Automatic Investment Plan, we waive the initial investment minimum to open an account and the additional investment minimum is $50.
- You cannot use an Automatic Investment Plan with an Education IRA.
- If you open a qualified retirement plan account where we or one of our alliance partners provides administrative services, there is no initial investment minimum.

 BUYING INSTRUCTIONS
 You can buy shares in several ways.

MAIL
You can open or add to an account by mail with a check or money order made payable to Strong Funds.  Send it to the address listed on the back of this prospectus, along with your account application (for a new account) or an Additional Investment
Form (for an existing account).

TELEPHONE EXCHANGE
Sign up for telephone exchange privileges when you open your account.  To add this option to an existing account, call 1-800
368-3863 for a Shareholder Account Options Form.  Once you establish telephone exchange privileges, you can call to open a new account or to add to an existing one by exchanging shares from another identically registered Strong Funds account.

 ((Side Box))
Questions?
Call 1-800-368-3863
24 hours a day,
7 days a week

TELEPHONE PURCHASE
You can make additional investments to your existing account directly from your bank account.  If you didn't establish this option when you opened your account, call us at 1-800-368-3863 for a Shareholder Account Options Form.

STRONG DIRECT(R)
You can use Strong Direct(R)  to add to your investment from your bank account or to exchange shares between Strong Funds by calling 1-800-368-7550.  See "Services for Investors" for more information.

STRONG NETDIRECT(R)
You can use Strong netDirect(R)  at our web site, WWW.STRONGFUNDS.COM, to add to your investment from your bank account or to exchange shares between Strong Funds.  See "Services for Investors" for more information.

INVESTOR CENTER
You can visit our Investor Center in Menomonee Falls, Wisconsin, near Milwaukee.  Call 1-800-368-3863 for hours and directions.  The Investor Center only accepts checks or money orders payable to Strong Funds.  It does not accept cash or third-party checks.

WIRE
Call 1-800-368-3863 for instructions before wiring funds either to open or add to an account.  This helps to ensure that your account will be credited promptly and correctly.

AUTOMATIC INVESTMENT SERVICES
See "Services for Investors" for detailed information on all of our automatic investment services.  You can sign up for these plans when you open your account or call 1-800-368-3863 for instructions on how to add them.

BROKER-DEALER
You may purchase shares through a broker-dealer or other intermediary who may charge you a fee.

 PLEASE REMEMBER . . .
- Make checks or money orders payable to Strong Funds.
- We do not accept cash, third-party checks (checks payable to you written by another party), credit card convenience checks, or checks drawn on banks outside the U.S.
- You will be charged $20 for every check, money order, wire, or Electronic Funds Transfer returned unpaid.

 SELLING SHARES

 You can access the money in your account by selling (also called redeeming) some or all of your shares by one of the methods below. After your redemption request is accepted, we normally send you the proceeds on the next business day.

 SELLING INSTRUCTIONS
 You can sell shares in several ways.

MAIL
Write a letter of instruction.  It should specify your account number, the dollar amount or number of shares you wish to redeem, the names and signatures of the owners (or other authorized persons), and your mailing address.  Then, mail it to the address listed on the back of this prospectus.

TELEPHONE REDEMPTION
Sign up for telephone redemption privileges when you open your account or add it later by calling
1-800-368-3863 to request a Shareholder Account Options Form.  With this option, you may sell shares by phone and receive the proceeds in one of three ways:

     (1)     We can mail a check to your account's address.  Checks will not be forwarded by the Postal Service, so please notify us if your address has changed.
     (2)     We can transmit the proceeds by Electronic Funds Transfer to a properly pre-authorized bank account.  The proceeds usually will arrive at your bank two banking days after we process your redemption.
     (3)     For a $10 fee, we can transmit the proceeds by wire to a properly pre-authorized bank account. The proceeds usually will arrive at your bank the first banking day after we process your redemption.

STRONG DIRECT(R)
You can redeem shares through Strong Direct(R) at 1-800-368-7550.  See "Services for Investors" for more information.

STRONG NETDIRECT(R)
You can use Strong netDirect(R) at our web site, WWW.STRONGFUNDS.COM, to redeem shares.  See "Services for Investors" for more information.

INVESTOR CENTER
You can visit our Investor Center in Menomonee Falls, Wisconsin, near Milwaukee.  Call 1-800-368-3863 for hours and directions.

AUTOMATIC INVESTMENT SERVICES
You can set up automatic withdrawals from your account at regular intervals.  See "Services for Investors" for information on all of our automatic investment services.

BROKER-DEALER
You may sell shares through a broker-dealer or other intermediary who may charge you a fee.
----------------------------------------------------------------------------------------------------------------------------------

 PLEASE REMEMBER ...
- If you recently purchased shares, a redemption request on those shares will not be honored until 10 days after we receive the purchase check or electronic transaction.
- Some transactions and requests require a signature guarantee.
- If you are selling shares you hold in certificate form, you must submit the certificates with your redemption request. Each registered owner must sign the certificates and all signatures must be guaranteed.
- With an IRA (or other retirement account), you will be charged (1) a $10 annual account maintenance fee for each account up to a maximum of $30 and
  (2) a $10 fee for transferring assets to another custodian or for closing an account.
- If you sell shares out of a non-IRA retirement account and you are eligible to roll the sale proceeds into another retirement plan, we will withhold for federal income tax purposes a portion of the sale proceeds unless you transfer all of the proceeds to an eligible retirement plan.

  ((Side Box))
 There may be special distribution requirements that apply to retirement accounts. For instructions on
- Roth and Traditional IRA accounts, call
  1-800-368-3863, and
- SIMPLE IRA, SEP-IRA , 403(b)(7), Keogh, Pension Plan, Profit Sharing Plan, or
- 401(k) Plan accounts, call 1-800-368-2882.

  ((Side Box))

SIGNATURE GUARANTEES help ensure that major
transactions or changes to your account are in fact
authorized by you. For example, we require a signature
guarantee on written redemption requests for more than
$50,000.  You can obtain a signature guarantee for a
nominal fee from most banks, brokerage firms, and
other financial institutions.  A notary public stamp or
seal cannot be substituted for a signature guarantee.
--------------------------------------------------------

 ADDITIONAL POLICIES

 TELEPHONE TRANSACTIONS
 Once you place a telephone transaction request, it cannot be canceled or modified. We use reasonable procedures to confirm that telephone transaction requests are genuine. We may be responsible if we do not follow these procedures. You are responsible for losses resulting from fraudulent or unauthorized instructions received over the telephone, provided we reasonably believe the instructions were genuine. During times of unusual market activity, our phones may be busy and you may experience a delay placing a telephone request. During these times, consider trying STRONG DIRECT(R), our 24-hour automated telephone system, by calling 1-800-368-7550, or STRONG NETDIRECT(R), our on-line transaction center, by visiting WWW.STRONGFUNDS.COM. Please remember that you must have telephone redemption as an option on your account to redeem shares through STRONG DIRECT(R) or STRONG NETDIRECT(R).

 INVESTING THROUGH A THIRD PARTY
 If you invest through a third party (rather than directly with Strong Funds), the policies and fees may be different than described in this prospectus. Banks, brokers, 401(k) plans, financial advisors, and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if you are not sure.

 DISTRIBUTIONS

 DISTRIBUTION POLICY
 The fund generally pays you dividends from net investment income quarterly and distributes any net capital gains that it realizes annually.

 REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
 Your dividends and capital gain distributions will be automatically reinvested in additional shares of the fund, unless you choose otherwise. Your other options are to receive checks for these payments, have them automatically invested in another Strong Fund, or have them deposited into your bank account.

 TAXES

 TAXABLE DISTRIBUTIONS
 Any net investment income and net short-term capital gain distributions you receive are taxable as ordinary dividend income at your income tax rate. Distributions of net capital gains are generally taxable as long-term capital gains. This is generally true no matter how long you have owned your shares and whether you reinvest your distributions or take them in cash. You may also have to pay taxes when you exchange or sell shares if your shares have increased in value since you bought them.

  ((Side Box))

Generally, if your investment is in a Traditional IRA or
other TAX-DEFERRED ACCOUNT, your dividends and
distributions will not be taxed at the time they are paid,
but instead at the time you withdraw them from your
account.
----------------------------------------------------------

 RETURN OF CAPITAL
 If your fund's (1) income distributions exceed its net investment income and net short-term capital gains or (2) capital gain distributions exceed its net capital gains in any year, all or a portion of those distributions may be treated as a return of capital to you. Although a return of capital is not taxed, it will reduce the cost basis of your shares.

 YEAR-END STATEMENT
 To assist you in tax preparation, after the end of each calendar year, we send you a statement of your fund's ordinary dividends and net capital gain distributions (Form 1099).

 BACKUP WITHHOLDING
 By law, we must withhold 31% of your distributions and proceeds if (1) you are subject to backup withholding or (2) you have not provided us with complete and correct taxpayer information such as your Social Security Number (SSN) or Tax Identification Number (TIN).

  ((Side Box))

Unless your investment is in a tax-deferred retirement
account such as an IRA, YOU MAY WANT TO AVOID:
-Investing a large amount in a fund close to the end of
the calendar year.  If the fund makes a capital gains
distribution, you may receive some of your
investment back as a taxable distribution.
-Selling shares of a mutual fund at a loss and then
investing in the same fund within 30 days before or
after the sale.  This is called a wash sale and you will
not be allowed to claim a tax loss on the transaction.
---------------------------------------------------------

  ((Side Box))

COST BASIS is the amount that you paid for the shares.
When you sell shares, you subtract the cost basis from the
sale proceeds to determine whether you realized an
investment gain or loss.   For example, if you bought a
share of a fund at $10 and you sold it two years later at
$11, your cost basis on the share is $10 and your gain is
$1.
----------------------------------------------------------

 Because everyone's tax situation is unique, you should consult your tax professional for assistance.

 SERVICES FOR INVESTORS

 Strong provides you with a variety of services to help you manage your investment. For more details, call 1-800-368-3863, 24 hours a day, 7 days a week. These services include:

 STRONG DIRECT (R) AUTOMATED TELEPHONE SYSTEM
 Our 24-hour automated response system enables you to use a touch-tone phone to access current share prices
  (1-800-368-3550), to access fund and account information (1-800-368-5550), and to make purchases, exchanges, or redemptions among your existing accounts if you have elected these services (1-800-368-7550). Passwords help to protect your account information.

 STRONG ON-LINE
 Visit us on-line at WWW.STRONGFUNDS.COM to access your fund's performance and portfolio holding information. In addition to general information about investing, Strong On-line offers daily performance information, portfolio manager commentaries, and information on available account options.

 STRONGMAIL
 If you register for StrongMail at WWW.STRONGMAIL.COM, you will receive your fund's closing price by e-mail each business day. In addition, StrongMail offers market news and updates throughout the day.

 STRONG NETDIRECT(R)
 If you are a shareholder, you may use netDirect(R) to access your account information 24 hours a day from your personal computer. Strong netDirect(R) allows you to view account history, account balances, and recent dividend activity, as well as to make purchases, exchanges, or redemptions among your existing accounts if you have elected these services. Encryption technology
 and passwords help to protect your account information.   You may register to
 use netDirect(R) at WWW.STRONGFUNDS.COM.

 STRONG EXCHANGE PRIVILEGE
 You may exchange shares of a Strong Fund for shares of another Strong Fund, either in writing, by telephone, or through your personal computer, if the accounts are identically registered (with the same name, address, and taxpayer identification number). Please ask us for the appropriate prospectus and read it before investing in any of the Strong Funds. Remember, an exchange is considered a sale and a purchase of fund shares for tax purposes and may result in a capital gain or loss. Some Strong Funds that you may want to exchange into may charge a redemption fee of 0.50% to 1.00% on the sale of shares held for less than six months.

 STRONG AUTOMATIC INVESTMENT SERVICES
 You may invest or redeem automatically in the following ways, some of which may be subject to additional restrictions or conditions.

 AUTOMATIC INVESTMENT PLAN (AIP)
 This plan allows you to make regular, automatic investments from your bank checking or savings account.

 AUTOMATIC EXCHANGE PLAN
 This plan allows you to make regular, automatic exchanges from one eligible Strong Fund to another.

 AUTOMATIC DIVIDEND REINVESTMENT
 Your dividends and capital gains will be automatically reinvested in additional shares of the Strong Fund that paid them, unless you choose otherwise. Your other options are to receive checks for these payments, have them automatically invested in another Strong Fund, or have them deposited into your bank account.

 NO-MINIMUM INVESTMENT PLAN
 This plan allows you to invest without meeting the minimum initial investment requirements if you invest monthly and you participate in the AIP, Automatic Exchange Plan, or Payroll Direct Deposit Plan.

 PAYROLL DIRECT DEPOSIT PLAN
 This plan allows you to send all or a portion of your paycheck, social security check, military allotment, or annuity payment to the Strong Funds of your choice.

 SYSTEMATIC WITHDRAWAL PLAN
 This plan allows you to redeem a fixed sum from your account on a regular basis. Payments may be sent electronically to a bank account or as a check to you or anyone you properly designate.

 STRONG RETIREMENT PLAN SERVICES
 We offer a wide variety of retirement plans for individuals and institutions, including large and small businesses. For information on:

- INDIVIDUAL RETIREMENT PLANS, including Traditional IRAs and Roth IRAs, call 1-800-368-3863.

- QUALIFIED RETIREMENT PLANS, including SIMPLE IRAs, SEP-IRAs, 403(b)(7)s, Keoghs, Pension Plans, Profit Sharing Plans, and 401(k) Plans, call 1-800-368-2882.

 SOME OF THESE SERVICES MAY BE SUBJECT TO ADDITIONAL RESTRICTIONS OR CONDITIONS. CALL 1-800-368-3863 FOR MORE INFORMATION.

 RESERVED RIGHTS

 We reserve the right to:

- Refuse, change, discontinue, or temporarily suspend account services including purchase, exchange, or telephone and netDirect(R) redemption privileges, for any reason.

- Reject any purchase request for any reason including exchanges from other Strong Funds. Generally, we do this if the purchase or exchange is disruptive to the efficient management of a fund (due to the timing of the investment or an investor's history of excessive trading).

- Change the minimum or maximum investment amounts.

- Delay sending out redemption proceeds for up to seven days (this generally only applies to very large redemptions without notice, excessive trading, or during unusual market conditions).

- Suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings, when trading is restricted by the SEC, or under any emergency circumstances.

- Make a redemption-in-kind (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (1) $250,000 or (2) 1% of the fund's assets. Generally, redemption-in-kind is used when large redemption requests may cause harm to the fund and its shareholders.

- Close any account that does not meet minimum investment requirements. We will give you notice and 60 days to begin an automatic investment program or to increase your balance to the required minimum.

- Reject any purchase or redemption request that does not contain all required documentation.

FOR MORE INFORMATION

More information is available upon request at no charge, including:

SHAREHOLDER REPORTS: Additional information is available in the annual and semi-annual report to shareholders. These reports contain a letter from management, discuss recent market conditions, economic trends and investment strategies that significantly affected your investment's performance during the last fiscal year, and list portfolio holdings.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI contains more details about investment policies and techniques. A current SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically contained within this prospectus.

To request information or to ask questions:

BY TELEPHONE                         FOR HEARING-IMPAIRED (TDD)
(414) 359-1400 or (800) 368-3863     (800) 999-2780

BY MAIL                              BY OVERNIGHT DELIVERY
Strong Funds                         Strong Funds
P.O. Box 2936                        900 Heritage Reserve
Milwaukee, Wisconsin 53201-2936      Menomonee Falls, Wisconsin
53051

ON THE INTERNET                      BY E-MAIL
View online or download documents:   SERVICE@STRONG-FUNDS.COM
Strong Funds: WWW.STRONGFUNDS.COM
SEC*:www.sec.gov

To reduce the volume of mail you receive, only one copy of most financial reports and prospectuses is mailed to your household. Call 1-800-368-3863 if you wish to receive additional copies, free of charge.

This prospectus is not an offer to sell securities in any place where it would be illegal to do so.

*YOU CAN ALSO OBTAIN COPIES BY VISITING THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. OR BY SENDING YOUR REQUEST AND A DUPLICATING FEE TO THE SECURITIES AND EXCHANGE COMMISSION'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-6009. YOU CAN CALL 1-800-SEC-0330 FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM.

Strong Value Fund, a series of Strong Equity Funds, Inc., SEC file number:
811-8100

                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")


STRONG COMMON STOCK FUND
STRONG DISCOVERY FUND

STRONG ENTERPRISE FUND, A SERIES OF STRONG EQUITY FUNDS, INC.
STRONG GROWTH FUND, A SERIES OF STRONG EQUITY FUNDS, INC.
STRONG GROWTH 20 FUND, A SERIES OF STRONG EQUITY FUNDS, INC.
STRONG MID CAP DISCIPLINED FUND, A SERIES FUND OF STRONG EQUITY FUNDS, INC. STRONG MID CAP GROWTH FUND, A SERIES OF STRONG EQUITY FUNDS, INC.

STRONG OPPORTUNITY FUND

STRONG SMALL CAP VALUE FUND, A SERIES FUND OF STRONG EQUITY FUNDS, INC. STRONG STRATEGIC GROWTH FUND, A SERIES FUND OF STRONG EQUITY FUNDS, INC. STRONG U.S. EMERGING GROWTH FUND, A SERIES FUND OF STRONG EQUITY FUNDS, INC. STRONG VALUE FUND, A SERIES FUND OF STRONG EQUITY FUNDS, INC.



P.O. Box 2936
Milwaukee, Wisconsin 53201
Telephone: (414) 359-1400
Toll-Free: (800) 368-3863
e-mail: service@strong-funds.com

Web Site:  http://www.strongfunds.com



Throughout this SAI, "the Fund" is intended to refer to each Fund listed above, unless otherwise indicated. This SAI is not a Prospectus and should be read together with the Prospectus for the Fund dated May 1, 1999. Requests for copies of the Prospectus should be made by calling any number listed above.
The financial statements appearing in the Annual Report, which accompanies this SAI, are incorporated into this SAI by reference.























 May 1, 1999

TABLE OF CONTENTS                                                           PAGE

INVESTMENT RESTRICTIONS........................................................3
INVESTMENT POLICIES AND TECHNIQUES.............................................5
Borrowing......................................................................5
Cash Management................................................................5
Convertible Securities.........................................................5
Depositary Receipts............................................................6
Derivative Instruments.........................................................6
Foreign Investment Companies..................................................15
Foreign Securities............................................................15
High-Yield (High-Risk) Securities.............................................16
Illiquid Securities...........................................................17
Lending of Portfolio Securities...............................................18
Mortgage- and Asset-Backed Debt Securities....................................18
Municipal Obligations.........................................................20
Repurchase Agreements.........................................................21
Reverse Repurchase Agreements and Mortgage Dollar Rolls.......................21
Short Sales...................................................................21
Small and Medium Companies....................................................21
U.S. Government Securities....................................................22
Warrants......................................................................22
When-Issued and Delayed-Delivery Securities...................................23
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities..........................23
DIRECTORS AND OFFICERS........................................................23
PRINCIPAL SHAREHOLDERS........................................................25
INVESTMENT ADVISOR............................................................25
DISTRIBUTOR...................................................................30
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................30
CUSTODIAN.....................................................................34
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT..................................34
TAXES.........................................................................36
DETERMINATION OF NET ASSET VALUE..............................................38
ADDITIONAL SHAREHOLDER INFORMATION............................................39
ORGANIZATION..................................................................42
SHAREHOLDER MEETINGS..........................................................43
PERFORMANCE INFORMATION.......................................................43
GENERAL INFORMATION...........................................................50
INDEPENDENT ACCOUNTANTS.......................................................52
LEGAL COUNSEL.................................................................52
FINANCIAL STATEMENTS..........................................................52
APPENDIX - DEFINITION OF BOND RATINGS.........................................53


No person has been authorized to give any information or to make any representations other than those contained in this SAI and its corresponding Prospectus, and if given or made, such information or representations may not be relied upon as having been authorized. This SAI does not constitute an offer to sell securities.

                            INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT LIMITATIONS


The following are the Fund's fundamental investment limitations which, along with the Fund's investment objective (which is described in the Prospectus), cannot be changed without shareholder approval. To obtain approval, a majority of the Fund's outstanding voting shares must vote for the change. A majority of the Fund's outstanding voting securities means the vote of the lesser of:
(1) 67% or more of the voting securities present, if more than 50% of the outstanding voting securities are present or represented, or (2) more than 50% of the outstanding voting shares.


Unless indicated otherwise below, the Fund:

1. May not with respect to 75% of its total assets, purchase the securities of any issuer (except securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (1) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (2) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

2. May (1) borrow money from banks and (2) make other investments or engage in other transactions permissible under the Investment Company Act of 1940 ("1940 Act") which may involve a borrowing, provided that the combination of
(1) and (2) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments). The Fund may also borrow money from the other Strong Funds or other persons to the extent permitted by applicable law.

3.     May not issue senior securities, except as permitted under the 1940 Act.

4. May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

5. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

6. May not make loans if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other persons, except through (1) purchases of debt securities or other debt instruments, or (2) engaging in repurchase agreements.

7. May not purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.

8. May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

9. May, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and restrictions as the Fund.

With respect to Growth 20 Fund, Fundamental Policy No. 1 does not apply because the Fund is non-diversified.

NON-FUNDAMENTAL OPERATING POLICIES

The following are the Fund's non-fundamental operating policies which may be changed by the Fund's Board of Directors without shareholder approval.


Unless indicated otherwise below, the Fund may not:


1. Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the Securities and Exchange Commission ("SEC") or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

2. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

3. Invest in illiquid securities if, as a result of such investment, more than 15% (10% with respect to a money fund) of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the 1940 Act.

4. Purchase securities of other investment companies except in compliance with the 1940 Act and applicable state law.

5. Invest all of its assets in the securities of a single open-end investment management company with substantially the same fundamental investment objective, restrictions and policies as the Fund.

6. Engage in futures or options on futures transactions which are impermissible pursuant to Rule 4.5 under the Commodity Exchange Act and, in accordance with Rule 4.5, will use futures or options on futures transactions solely for bona fide hedging transactions (within the meaning of the Commodity Exchange Act), provided, however, that the Fund may, in addition to bona fide hedging transactions, use futures and options on futures transactions if the aggregate initial margin and premiums required to establish such positions, less the amount by which any such options positions are in the money (within the meaning of the Commodity Exchange Act), do not exceed 5% of the Fund's net assets.

7. Borrow money except (1) from banks or (2) through reverse repurchase agreements or mortgage dollar rolls, and will not purchase securities when bank borrowings exceed 5% of its total assets.

8.     Make any loans other than loans of portfolio securities, except through
(1) purchases of debt securities or other debt instruments, or (2) engaging in repurchase agreements.

Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (I.E. due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.

                       INVESTMENT POLICIES AND TECHNIQUES

The following information supplements the discussion of the Fund's investment objective, policies, and techniques described in the Prospectus.

BORROWING

The Fund may borrow money from banks and make other investments or engage in other transactions permissible under the 1940 Act which may be considered a borrowing (such as mortgage dollar rolls and reverse repurchase agreements). However, the Fund may not purchase securities when bank borrowings exceed 5% of the Fund's total assets. Presently, the Fund only intends to borrow from banks for temporary or emergency purposes.

The Fund has established a line-of-credit ("LOC") with certain banks by which it may borrow funds for temporary or emergency purposes. A borrowing is presumed to be for temporary or emergency purposes if it is repaid by the Fund within 60 days and is not extended or renewed. The Fund intends to use the LOC to meet large or unexpected redemptions that would otherwise force the Fund to liquidate securities under circumstances which are unfavorable to the Fund's remaining shareholders. The Fund pays a commitment fee to the banks for the LOC.


CASH MANAGEMENT



The Fund may invest directly in cash and short-term fixed-income securities, including, for this purpose, shares of one or more money market funds managed by Strong Capital Management, Inc., the Fund's investment advisor ("Advisor") (collectively, the "Strong Money Funds"). The Strong Money Funds seek current income, a stable share price of $1.00, and daily liquidity. All money market instruments can change in value when interest rates or an issuer's creditworthiness change dramatically. The Strong Money Funds cannot guarantee that they will always be able to maintain a stable net asset value of $1.00 per share.


CONVERTIBLE SECURITIES

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.
Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

DEPOSITARY RECEIPTS

The Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"), or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs, in bearer form, may be denominated in other currencies and are designed for use in the European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. For purposes of the Fund's investment policies, ADRs and EDRs are deemed to have the same classification as the underlying securities they represent, except that ADRs and EDRs shall be treated as indirect foreign investments. For example, an ADR or EDR representing ownership of common stock will be treated as common stock. Depositary receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

A depositary may establish an unsponsored facility without participation by (or even necessarily the permission of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facility. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and there may not be a correlation between such information and the market value of the depositary receipts.

Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

DERIVATIVE INSTRUMENTS

IN GENERAL. The Fund may use derivative instruments for any lawful purpose consistent with its investment objective such as hedging or managing risk. Derivative instruments are commonly defined to include securities or contracts whose values depend on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities. These "other assets" are commonly referred to as "underlying assets."

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to OPTIONS or FORWARD CONTRACTS. Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, as well as exchange-traded futures. Option-based derivatives include privately negotiated, over-the-counter ("OTC") options (including caps, floors, collars, and options on forward and swap contracts) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or forward contracts in different ways, and by applying these structures to a wide range of underlying assets.

An option is a contract in which the "holder" (the buyer) pays a certain amount ("premium") to the "writer" (the seller) to obtain the right, but not the obligation, to buy from the writer (in a "call") or sell to the writer (in a "put") a specific asset at an agreed upon price at or before a certain time. The holder pays the premium at inception and has no further financial obligation. The holder of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option-based derivative generally will receive fees or premiums but generally is exposed to losses due to changes in the value of the underlying asset.

A forward is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset.

HEDGING. The Fund may use derivative instruments to protect against possible adverse changes in the market value of securities held in, or are anticipated to be held in, its portfolio. Derivatives may also be used to "lock-in" realized but unrecognized gains in the value of its portfolio securities. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. To the extent that a hedge matures prior to or after the disposition of the investment subject to the hedge, any gain or loss on the hedge will be realized earlier or later than any offsetting gain or loss on the hedged investment.

MANAGING RISK. The Fund may also use derivative instruments to manage the risks of its portfolio. Risk management strategies include, but are not limited to, facilitating the sale of portfolio securities, managing the effective maturity or duration of debt obligations in its portfolio, establishing a position in the derivatives markets as a substitute for buying or selling certain securities, or creating or altering exposure to certain asset classes, such as equity, debt, or foreign securities. The use of derivative instruments may provide a less expensive, more expedient or more specifically focused way to invest than "traditional" securities (I.E., stocks or bonds) would.

EXCHANGE AND OTC DERIVATIVES. Derivative instruments may be exchange-traded or traded in OTC transactions between private parties. Exchange-traded derivatives are standardized options and futures contracts traded in an auction on the floor of a regulated exchange. Exchange contracts are generally very liquid. The exchange clearinghouse is the counterparty of every contract. Thus, each holder of an exchange contract bears the credit risk of the clearinghouse (and has the benefit of its financial strength) rather than that of a particular counterparty. OTC transactions are subject to additional risks, such as the credit risk of the counterparty to the instrument, and are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

RISKS AND SPECIAL CONSIDERATIONS. The use of derivative instruments involves risks and special considerations as described below. Risks pertaining to particular derivative instruments are described in the sections that follow.


(1) MARKET RISK. The primary risk of derivatives is the same as the risk of the underlying assets, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the ability of the Advisor to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. The Advisor's decision to engage in a derivative instrument will reflect its judgment that the derivative transaction will provide value to the Fund and its shareholders and is consistent with the Fund's objectives, investment limitations, and operating policies. In making such a judgment, the Advisor will analyze the benefits and risks of the derivative transaction and weigh them in the context of the Fund's entire portfolio and investment objective.


(2) CREDIT RISK. The Fund will be subject to the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses. The Fund will enter into transactions in derivative instruments only with counterparties that the Advisor reasonably believes are capable of performing under the contract.

(3) CORRELATION RISK. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. Correlation risk is the risk that there might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of a derivative instruments used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and price movements in the investments being hedged.

(4) LIQUIDITY RISK. Derivatives are also subject to liquidity risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Fund might be required by applicable regulatory requirement to maintain assets as "cover," maintain segregated accounts, and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Fund was unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired, matured, or was closed out. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

(5) LEGAL RISK. Legal risk is the risk of loss caused by the legal unenforcibility of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(6) SYSTEMIC OR "INTERCONNECTION" RISK. Interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses at other dealers and destabilize the entire market for OTC derivative instruments.

GENERAL LIMITATIONS. The use of derivative instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, the Commodity Futures Trading Commission ("CFTC"), and various state regulatory authorities. In addition, the Fund's ability to use derivative instruments may be limited by certain tax considerations.

The Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. In accordance with Rule 4.5 of the regulations under the Commodity Exchange Act ("CEA"), the notice of eligibility for the Fund includes representations that the

Fund will use futures contracts and related options solely for bona fide hedging purposes within the meaning of CFTC regulations, provided that the Fund may hold other positions in futures contracts and related options that do not qualify as a bona fide hedging position if the aggregate initial margin deposits and premiums required to establish these positions, less the amount by which any such futures contracts and related options positions are "in the money," do not exceed 5% of the Fund's net assets. Adherence to these guidelines does not limit the Fund's risk to 5% of the Fund's assets.

The SEC has identified certain trading practices involving derivative instruments that involve the potential for leveraging the Fund's assets in a manner that raises issues under the 1940 Act. In order to limit the potential for the leveraging of the Fund's assets, as defined under the 1940 Act, the SEC has stated that the Fund may use coverage or the segregation of the Fund's assets. To the extent required by SEC guidelines, the Fund will not enter into any such transactions unless it owns either: (1) an offsetting ("covered") position in securities, options, futures, or derivative instruments; or (2) cash or liquid securities positions with a value sufficient at all times to cover its potential obligations to the extent that the position is not "covered". The Fund will also set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the derivative position is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

In some cases, the Fund may be required to maintain or limit exposure to a specified percentage of its assets to a particular asset class. In such cases, when the Fund uses a derivative instrument to increase or decrease exposure to an asset class and is required by applicable SEC guidelines to set aside liquid assets in a segregated account to secure its obligations under the derivative instruments, the Advisor may, where reasonable in light of the circumstances, measure compliance with the applicable percentage by reference to the nature of the economic exposure created through the use of the derivative instrument and not by reference to the nature of the exposure arising from the liquid assets set aside in the segregated account (unless another interpretation is specified by applicable regulatory requirements).

OPTIONS. The Fund may use options for any lawful purpose consistent with its investment objective such as hedging or managing risk. An option is a contract in which the "holder" (the buyer) pays a certain amount ("premium") to the "writer" (the seller) to obtain the right, but not the obligation, to buy from the writer (in a "call") or sell to the writer (in a "put") a specific asset at an agreed upon price ("strike price" or "exercise price") at or before a certain time ("expiration date"). The holder pays the premium at inception and has no further financial obligation. The holder of an option will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option will receive fees or premiums but is exposed to losses due to changes in the value of the underlying asset. The Fund may buy or write (sell) put and call options on assets, such as securities, currencies, financial commodities, and indices of debt and equity securities ("underlying assets") and enter into closing transactions with respect to such options to terminate an existing position. Options used by the Fund may include European, American, and Bermuda style options. If an option is exercisable only at maturity, it is a "European" option; if it is also exercisable prior to maturity, it is an "American" option. If it is exercisable only at certain times, it is a "Bermuda" option.

The Fund may purchase (buy) and write (sell) put and call options underlying assets and enter into closing transactions with respect to such options to terminate an existing position. The purchase of a call option serves as a long hedge, and the purchase of a put option serves as a short hedge. Writing put or call options can enable the Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by the Fund would be considered illiquid to the extent described under "Investment Policies and Techniques - Illiquid Securities." Writing put options serves as a limited long hedge because decreases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value.

The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

The Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and the other party to the transaction ("counterparty") (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with counter parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration. If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.

The Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except the index options may serve as a hedge against overall fluctuations in the securities market represented by the relevant market index.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of the attempted hedging.

SPREAD TRANSACTIONS. The Fund may use spread transactions for any lawful purpose consistent with its investment objective such as hedging or managing risk. The Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relation to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, I.E., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

FUTURES CONTRACTS. The Fund may use futures contracts for any lawful purpose consistent with its investment objective such as hedging or managing risk. The Fund may enter into futures contracts, including, but not limited to, interest rate and index futures. The Fund may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. The Fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. The Fund will engage in this strategy only when the Advisor believes it is more advantageous to the Fund than purchasing the futures contract.

To the extent required by regulatory authorities, the Fund only enters into futures contracts that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading are regulated under the CEA by the CFTC. Although techniques other than sales and purchases of futures contracts could be used to reduce the Fund's exposure to market or interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through the use of futures contracts.

An interest rate futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (E.G., debt security) for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

No price is paid by the Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash and/or other appropriate liquid assets in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The Fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

FOREIGN CURRENCIES. The Fund may purchase and sell foreign currency on a spot basis, and may use currency-related derivatives instruments such as options on foreign currencies, futures on foreign currencies, options on futures on foreign currencies and forward currency contracts (I.E., an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into). The Fund may use these instruments for hedging or any other lawful purpose consistent with the Fund's investment objective, including transaction hedging, anticipatory hedging, cross hedging, proxy hedging, and position hedging. The Fund's use of currency-related derivative instruments will be directly related to the Fund's current or anticipated portfolio securities, and the Fund may engage in transactions in currency-related derivative instruments as a means to protect against some or all of the effects of adverse changes in foreign currency exchange rates on its investment portfolio. In general, if the currency in which a portfolio investment is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the portfolio investment expressed in U.S. dollars.

For example, the Fund might use currency-related derivative instruments to "lock in" a U.S. dollar price for a portfolio investment, thereby enabling the Fund to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received. The Fund also might use currency-related derivative instruments when the Advisor believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, and it may use currency-related derivative instruments to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the Fund may use currency-related derivative instruments to hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. The use of this basket hedging technique may be more efficient and economical than using separate currency-related derivative instruments for each currency exposure held by the Fund. Furthermore, currency-related derivative instruments may be used for short hedges - for example, the Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency.

In addition, the Fund may use a currency-related derivative instrument to shift exposure to foreign currency fluctuations from one foreign country to another foreign country where the Advisor believes that the foreign currency exposure purchased will appreciate relative to the U.S. dollar and thus better protect the Fund against the expected decline in the foreign currency exposure sold. For example, if the Fund owns securities denominated in a foreign currency and the Advisor believes that currency will decline, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in a second foreign currency that the Advisor believes would better protect the Fund against the decline in the first security than would a U.S. dollar exposure. Hedging transactions that use two foreign currencies are sometimes referred to as "cross hedges." The effective use of currency-related derivative instruments by the Fund in a cross hedge is dependent upon a correlation between price movements of the two currency instruments and the underlying security involved, and the use of two currencies magnifies the risk that movements in the price of one instrument may not correlate or may correlate unfavorably with the foreign currency being hedged. Such a lack of correlation might occur due to factors unrelated to the value of the currency instruments used or investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

The Fund also might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, the Fund may hedge against price movements in that currency by entering into transactions using currency-related derivative instruments on another foreign currency or a basket of currencies, the values of which the Advisor believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The use of currency-related derivative instruments by the Fund involves a number of risks. The value of currency-related derivative instruments depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, the Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots (generally consisting of transactions of greater than $1 million).

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis.
Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they re-open.

Settlement of transactions in currency-related derivative instruments might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

When the Fund engages in a transaction in a currency-related derivative instrument, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract or otherwise complete the contract. In other words, the Fund will be subject to the risk that a loss may be sustained by the Fund as a result of the failure of the counterparty to comply with the terms of the transaction. The counterparty risk for exchange-traded instruments is generally less than for privately negotiated or OTC currency instruments, since generally a clearing agency, which is the issuer or counterparty to each instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the transaction and possibly other losses to the Fund. The Fund will enter into transactions in currency-related derivative instruments only with counterparties that the Advisor reasonably believes are capable of performing under the contract.

Purchasers and sellers of currency-related derivative instruments may enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Fund will in fact be able to close out a forward currency contract (or any other currency-related derivative instrument) at a time and price favorable to the Fund. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract at any time prior to maturity. In the case of an exchange-traded instrument, the Fund will be able to close the position out only on an exchange which provides a market for the instruments. The ability to establish and close out positions on an exchange is subject to the maintenance of a liquid market, and there can be no assurance that a liquid market will exist for any instrument at any specific time. In the case of a privately negotiated instrument, the Fund will be able to realize the value of the instrument only by entering into a closing transaction with the issuer or finding a third party buyer for the instrument. While the Fund will enter into privately negotiated transactions only with entities who are expected to be capable of entering into a closing transaction, there can be no assurance that the Fund will in fact be able to enter into such closing transactions.

The precise matching of currency-related derivative instrument amounts and the value of the portfolio securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the currency-related derivative instrument position has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, the Fund will normally purchase or sell OTC options on foreign currency only when the Advisor reasonably believes a liquid secondary market will exist for a particular option at any specific time.

There will be a cost to the Fund of engaging in transactions in currency-related derivative instruments that will vary with factors such as the contract or currency involved, the length of the contract period and the market conditions then prevailing. The Fund using these instruments may have to pay a fee or commission or, in cases where the instruments are entered into on a principal basis, foreign exchange dealers or other counterparties will realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, for example, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

When required by the SEC guidelines, the Fund will set aside permissible liquid assets in segregated accounts or otherwise cover the Fund's potential obligations under currency-related derivatives instruments. To the extent the Fund's assets are so set aside, they cannot be sold while the corresponding currency position is open, unless they are replaced with similar assets. As a result, if a large portion of the Fund's assets are so set aside, this could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

The Advisor's decision to engage in a transaction in a particular currency-related derivative instrument will reflect the Advisor's judgment that the transaction will provide value to the Fund and its shareholders and is consistent with the Fund's objectives and policies. In making such a judgment, the Advisor will analyze the benefits and risks of the transaction and weigh them in the context of the Fund's entire portfolio and objectives. The effectiveness of any transaction in a currency-related derivative instrument is dependent on a variety of factors, including the Advisor's skill in analyzing and predicting currency values and upon a correlation between price movements of the currency instrument and the underlying security. There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. In addition, the Fund's use of currency-related derivative instruments is always subject to the risk that the currency in question could be devalued by the foreign government. In such a case, any long currency positions would decline in value and could adversely affect any hedging position maintained by the Fund.

The Fund's dealing in currency-related derivative instruments will generally be limited to the transactions described above. However, the Fund reserves the right to use currency-related derivatives instruments for different purposes and under different circumstances. Of course, the Fund is not required to use currency-related derivatives instruments and will not do so unless deemed appropriate by the Advisor. It also should be realized that use of these instruments does not eliminate, or protect against, price movements in the Fund's securities that are attributable to other (I.E., non-currency related) causes. Moreover, while the use of currency-related derivatives instruments may reduce the risk of loss due to a decline in the value of a hedged currency, at the same time the use of these instruments tends to limit any potential gain which may result from an increase in the value of that currency.

SWAP AGREEMENTS. The Fund may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with the Fund's investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. The Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount" (I.E., the return on or increase in value of a particular dollar amount invested at a particular interest rate) in a particular foreign currency, or in a "basket" of securities representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap;" interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

The "notional amount" of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by the Fund, the obligations of the parties would be exchanged on a "net basis." Consequently, the Fund's obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement ("net amount").
The Fund's obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash and/or other appropriate liquid assets.

Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on the Advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Certain restrictions imposed on the Fund by the Internal Revenue Code of 1986 ("IRC") may limit the Fund's ability to use swap agreements. The swaps market is largely unregulated.

The Fund will enter swap agreements only with counterparties that the Advisor reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

ADDITIONAL DERIVATIVE INSTRUMENTS AND STRATEGIES. In addition to the derivative instruments and strategies described above and in the Prospectus, the Advisor expects to discover additional derivative instruments and other hedging or risk management techniques. The Advisor may utilize these new derivative instruments and techniques to the extent that they are consistent with the Fund's investment objective and permitted by the Fund's investment limitations, operating policies, and applicable regulatory authorities.

FOREIGN INVESTMENT COMPANIES

The Fund may invest, to a limited extent, in foreign investment companies.
Some of the countries in which the Fund invests may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or -authorized investment vehicles, which may include other investment companies. In addition, it may be less expensive and more expedient for the Fund to invest in a foreign investment company in a country which permits direct foreign investment. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act. Under the 1940 Act, the Fund may invest up to 10% of its assets in shares of other investment companies and up to 5% of its assets in any one investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company. The Fund does not intend to invest in such investment companies unless, in the judgment of the Advisor, the potential benefits of such investments justify the payment of any associated fees and expenses.

FOREIGN SECURITIES

Investing in foreign securities involves a series of risks not present in investing in U.S. securities. Many of the foreign securities held by the Fund will not be registered with the SEC, nor will the foreign issuers be subject to SEC reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the Fund than is available concerning U.S. companies. Disclosure and regulatory standards in many respects are less stringent in emerging market countries than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations may be extremely limited. Foreign companies, and in particular, companies in smaller and emerging capital markets are not generally subject to uniform accounting, auditing and financial reporting standards, or to other regulatory requirements comparable to those applicable to U.S. companies. The Fund's net investment income and capital gains from its foreign investment activities may be subject to non-U.S. withholding taxes.

The costs attributable to foreign investing that the Fund must bear frequently are higher than those attributable to domestic investing; this is particularly true with respect to emerging capital markets. For example, the cost of maintaining custody of foreign securities exceeds custodian costs for domestic securities, and transaction and settlement costs of foreign investing also frequently are higher than those attributable to domestic investing. Costs associated with the exchange of currencies also make foreign investing more expensive than domestic investing. Investment income on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other government taxes that could reduce the return of these securities. Tax treaties between the U.S. and foreign countries, however, may reduce or eliminate the amount of foreign tax to which the Fund would be subject.

Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and are earning no investment return. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

HIGH-YIELD (HIGH-RISK) SECURITIES

IN GENERAL. Non-investment grade debt obligations ("lower-quality securities") include (1) bonds rated as low as C by Moody's Investors Service ("Moody's"), Standard & Poor's Ratings Group ("S&P"), and comparable ratings of other nationally recognized statistical rating organizations ("NRSROs"); (2) commercial paper rated as low as C by S&P, Not Prime by Moody's, and comparable ratings of other NRSROs; and (3) unrated debt obligations of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below. Refer to the Appendix for a description of the securities ratings.

EFFECT OF INTEREST RATES AND ECONOMIC CHANGES. The lower-quality and comparable unrated security market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such conditions could severely disrupt the market for and adversely affect the value of such securities.

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.

As previously stated, the value of a lower-quality or comparable unrated security will decrease in a rising interest rate market and accordingly, so will the Fund's net asset value. If the Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), the Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would force the Fund to sell the more liquid portion of its portfolio.

PAYMENT EXPECTATIONS. Lower-quality and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Fund may have to replace the securities with a lower yielding security, which would result in a lower return for the Fund.

CREDIT RATINGS. Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in lower-quality and comparable unrated obligations will be more dependent on the Advisor's credit analysis than would be the case with investments in investment-grade debt obligations. The Advisor employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. The Advisor continually monitors the investments in the Fund's portfolio and carefully evaluates whether to dispose of or to retain lower-quality and comparable unrated securities whose credit ratings or credit quality may have changed.

LIQUIDITY AND VALUATION. The Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there is no established retail secondary market for many of these securities. The Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, the Fund's asset value and ability to dispose of particular securities, when necessary to meet the Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.

LEGISLATION. Legislation may be adopted, from time to time, designed to limit the use of certain lower-quality and comparable unrated securities by certain issuers. It is anticipated that if additional legislation is enacted or proposed, it could have a material affect on the value of these securities and the existence of a secondary trading market for the securities.

ILLIQUID SECURITIES

The Fund may invest in illiquid securities (I.E., securities that are not readily marketable). However, the Fund will not acquire illiquid securities if, as a result, the illiquid securities would comprise more than 15% (10% for money market funds) of the value of the Fund's net assets (or such other amounts as may be permitted under the 1940 Act). However, as a matter of internal policy, the Advisor intends to limit the Fund's investments in illiquid securities to 10% of its net assets.

 The Board of Directors of the Fund, or its delegate, has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are illiquid for purposes of this limitation. Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended ("Securities Act"), such as securities that may be resold to institutional investors under Rule 144A under the Securities Act and Section 4(2) commercial paper, may be considered liquid under guidelines adopted by the Fund's Board of Directors.

The Board of Directors of the Fund has delegated to the Advisor the day-to-day determination of the liquidity of a security, although it has retained oversight and ultimate responsibility for such determinations. The Board of Directors has directed the Advisor to look to such factors as (1) the frequency of trades or quotes for a security, (2) the number of dealers willing to purchase or sell the security and number of potential buyers, (3) the willingness of dealers to undertake to make a market in the security, (4) the nature of the security and nature of the marketplace trades, such as the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer, (5) the likelihood that the security's marketability will be maintained throughout the anticipated holding period, and (6) any other relevant factors. The Advisor may determine 4(2) commercial paper to be liquid if (1) the 4(2) commercial paper is not traded flat or in default as to principal and interest, (2) the 4(2) commercial paper is rated in one of the two highest rating categories by at least two NRSROs), or if only one NRSRO rates the security, by that NRSRO, or is determined by the Advisor to be of equivalent quality, and (3) the Advisor considers the trading market for the specific security taking into account all relevant factors. With respect to any foreign holdings, a foreign security may be considered liquid by the Advisor (despite its restricted nature under the Securities Act) if the security can be freely traded in a foreign securities market and all the facts and circumstances support a finding of liquidity.

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced in accordance with pricing procedures adopted by the Board of Directors of the Fund. If through the appreciation of restricted securities or the depreciation of unrestricted securities the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable (except for 144A Securities and 4(2) commercial paper deemed to be liquid by the Advisor), the Fund will take such steps as is deemed advisable, if any, to protect the liquidity of the Fund's portfolio.

The Fund may sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

LENDING OF PORTFOLIO SECURITIES

The Fund is authorized to lend up to 33 1/3% of the total value of its portfolio securities to broker-dealers or institutional investors that the Advisor deems qualified, but only when the borrower maintains with the Fund's custodian bank collateral either in cash or money market instruments in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Although the Fund is authorized to lend, the Fund does not presently intend to engage in lending. In determining whether to lend securities to a particular broker-dealer or institutional investor, the Advisor will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The Fund will retain authority to terminate any loans at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned. The Fund will retain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest or other distributions, when retaining such rights is considered to be in the Fund's interest.

MORTGAGE- AND ASSET-BACKED DEBT SECURITIES

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities, such as the Government National Mortgage Association and the Federal National Mortgage Association, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, "private lenders"). Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or are secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities.

The rate of principal payment on mortgage- and asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any mortgage- and asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. The yield characteristics of mortgage- and asset-backed securities differ from those of traditional debt securities. Among the principal differences are that interest and principal payments are made more frequently on mortgage-and asset-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if the Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full. The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for government-sponsored mortgage-backed securities.

While many mortgage- and asset-backed securities are issued with only one class of security, many are issued in more than one class, each with different payment terms. Multiple class mortgage- and asset-backed securities are issued
for two main reasons.   First, multiple classes may be used as a method of
providing credit support. This is accomplished typically through creation of one or more classes whose right to payments on the security is made subordinate to the right to such payments of the remaining class or classes. Second, multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called "strips" (mortgage- and asset-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with class or classes having characteristics which mimic the characteristics of non-mortgage- or asset-backed securities, such as floating interest rates (I.E., interest rates which adjust as a specified benchmark changes) or scheduled amortization of principal.

The Fund may invest in stripped mortgage- or asset-backed securities, which receive differing proportions of the interest and principal payments from the underlying assets. The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with traditional mortgage- and asset-backed securities, and in some cases such market value may be extremely volatile. With respect to certain stripped securities, such as interest only and principal only classes, a rate of prepayment that is faster or slower than anticipated may result in the Fund failing to recover all or a portion of its investment, even though the securities are rated investment grade.

Mortgage- and asset-backed securities backed by assets, other than as described above, or in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future. The Fund may invest in such securities if such investment is otherwise consistent with its investment objectives and policies and with the investment restrictions of the Fund.


MUNICIPAL OBLIGATIONS



IN GENERAL. Municipal obligations are debt obligations issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities. Municipal obligations generally include debt obligations issued to obtain funds for various public purposes. Certain types of municipal obligations are issued in whole or in part to obtain funding for privately operated facilities or projects. Municipal obligations include general obligation bonds, revenue bonds, industrial development bonds, notes, and municipal lease obligations. Municipal obligations also include obligations, the interest on which is exempt from federal income tax, that may become available in the future as long as the Board of Directors of the Fund determines that an investment in any such type of obligation is consistent with the Fund's investment objective.



BONDS AND NOTES. General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.



LEASE OBLIGATIONS. Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities, such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. The Fund may purchase these obligations directly, or it may purchase participation interests in such obligations. (See "Participation Interests" below.) Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for, appropriate, and make payments due under the obligation. Certain municipal leases may, however, contain "non-appropriation" clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Accordingly, such obligations are subject to "non-appropriation" risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of any such asset in the event of non-appropriation or other default.



MORTGAGE-BACKED BONDS. The Fund's investments in municipal obligations may include mortgage-backed municipal obligations, which are a type of municipal security issued by a state, authority, or municipality to provide financing for residential housing mortgages to target groups, generally low-income individuals who are first-time home buyers. The Fund's interest, evidenced by such obligations, is an undivided interest in a pool of mortgages. Payments made on the underlying mortgages and passed through to the Fund will represent both regularly scheduled principal and interest payments. The Fund may also receive additional principal payments representing prepayments of the underlying mortgages. While a certain level of prepayments can be expected, regardless of the interest rate environment, it is anticipated that prepayment of the underlying mortgages will accelerate in periods of declining interest rates. In the event that the Fund receives principal prepayments in a declining interest-rate environment, its reinvestment of such funds may be in bonds with a lower yield.



PARTICIPATION INTERESTS



A participation interest gives the Fund an undivided interest in a municipal obligation in the proportion that the Fund's participation interest bears to the principal amount of the obligation. These instruments may have fixed, floating, or variable rates of interest. The Fund will only purchase participation interests if accompanied by an opinion of counsel that the interest earned on the underlying municipal obligations will be tax-exempt. If the Fund purchases unrated participation interests, the Board of Directors or its delegate must have determined that the credit risk is equivalent to the rated obligations in which the Fund may invest. Participation interests may be backed by a letter of credit or guaranty of the selling institution. When determining whether such a participation interest meets the Fund's credit quality requirements, the Fund may look to the credit quality of any financial guarantor providing a letter of credit or guaranty.


REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement, thereby, determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Advisor will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. Although no definitive creditworthiness criteria are used, the Advisor reviews the creditworthiness of the banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate those risks. The Fund may, under certain circumstances, deem repurchase agreements collateralized by U.S. government securities to be investments in U.S. government securities.

REVERSE REPURCHASE AGREEMENTS AND MORTGAGE DOLLAR ROLLS

The Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions as discussed below. In a reverse repurchase agreement, the Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The Fund generally retains the right to interest and principal payments on the security. Since the Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. When required by guidelines of the SEC, the Fund will set aside permissible liquid assets in a segregated account to secure its obligations to repurchase the security.

The Fund may also enter into mortgage dollar rolls, in which the Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While the Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by the Fund.

The mortgage dollar rolls and reverse repurchase agreements entered into by the Fund may be used as arbitrage transactions in which the Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since the Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Advisor believes that such arbitrage transactions do not present the risks to the Fund that are associated with other types of leverage.

SHORT SALES

The Fund may sell securities short (1) to hedge unrealized gains on portfolio securities or (2) if it covers such short sale with liquid assets as required by the current rules and positions of the SEC or its staff. Selling securities short against the box involves selling a security that the Fund owns or has the right to acquire, for delivery at a specified date in the future. If the Fund sells securities short against the box, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises.

SMALL AND MEDIUM COMPANIES

The Fund may invest its assets in small and medium companies. While small and medium companies generally have the potential for rapid growth, investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only OTC or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small and medium companies may be subject to greater and more abrupt price fluctuations. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of small and medium company securities. Investors should be aware that, based on the foregoing factors, an investment in the Fund may be subject to greater price fluctuations than an investment in the Fund that invests primarily in larger, more established companies. The Advisor's research efforts may also play a greater role in selecting securities for the Fund than in the Fund that invests in larger, more established companies.


STANDBY COMMITMENTS



In order to facilitate portfolio liquidity, the Fund may acquire standby commitments from brokers, dealers, or banks with respect to securities in its portfolio. Standby commitments entitle the holder to achieve same-day settlement and receive an exercise price equal to the amortized cost of the underlying security plus accrued interest. Standby commitments generally increase the cost of the acquisition of the underlying security, thereby reducing the yield. Standby commitments are subject to the issuer's ability to fulfill its obligation upon demand. Although no definitive creditworthiness criteria are used, the Advisor reviews the creditworthiness of the brokers, dealers, and banks from which the Fund obtains standby commitments to evaluate those risks.



U.S. GOVERNMENT SECURITIES



U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:



- the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;


- the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury;


- the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and


- the Student Loan Marketing Association, the Interamerican Development Bank, and International Bank for Reconstruction and Development, whose securities are supported only by the credit of such agencies.


Although the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.


WARRANTS

The Fund may acquire warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.




WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

The Fund may purchase securities on a when-issued or delayed-delivery basis. The price of debt obligations so purchased, which may be expressed in yield terms, generally is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. During the period between the purchase and settlement, no payment is made by the Fund to the issuer and no interest on the debt obligations accrues to the Fund.
Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. While when-issued and delayed-delivery securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase these types of securities, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund does not believe that its net asset value will be adversely affected by these types of securities purchases.

To the extent required by the SEC, the Fund will maintain cash and marketable securities equal in value to commitments for when-issued or delayed-delivery securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then-available cash flow, sale of the securities held in the separate account, described above, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued or delayed-delivery securities themselves (which may have a market value greater or less than the Fund's payment obligation).

ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES

The Fund may invest in zero-coupon, step-coupon, and pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon, step-coupon, and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accruing that year. In order to continue to qualify as a "regulated investment company" or "RIC" under the IRC and avoid a certain excise tax, the Fund may be required to distribute a portion of such discount and income and may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.

DIRECTORS AND OFFICERS


The Board of Directors of the Fund is responsible for managing the Fund's business and affairs. Directors and officers of the Fund, together with information as to their principal business occupations during the last five years, and other information are shown below. Each director who is deemed an "interested person," as defined in the 1940 Act, is indicated by an asterisk (*). Each officer and director holds the same position with the 27 registered open-end management investment companies consisting of 53 mutual funds ("Strong Funds"). The Strong Funds, in the aggregate, pay each Director who is not a director, officer, or employee of the Advisor, or any affiliated company (a "disinterested director") an annual fee of $50,000, plus $100 per Board meeting for each Strong Fund. In addition, each disinterested director is reimbursed by the Strong Funds for travel and other expenses incurred in connection with attendance at such meetings. Other officers and directors of the Strong Funds receive no compensation or expense reimbursement from the Strong Funds.


*RICHARD S. STRONG (DOB 5/12/42), Director and Chairman of the Board of the Strong Funds.

Prior to August 1985, Mr. Strong was Chief Executive Officer of the Advisor, which he founded in 1974. Since August 1985, Mr. Strong has been a Security Analyst and Portfolio Manager of the Advisor. In October 1991, Mr. Strong also became the Chairman of the Advisor. Mr. Strong is a Director of the Advisor. Mr. Strong has been in the investment management business since 1967.



MARVIN E. NEVINS (DOB 7/19/18), Director of the Strong Funds.


Private Investor. From 1945 to 1980, Mr. Nevins was Chairman of Wisconsin Centrifugal Inc., a foundry. Mr. Nevins is a former Chairman of the Wisconsin Association of Manufacturers & Commerce. He has been a Director of A-Life Medical, Inc., San Diego, CA since 1996 and Surface Systems, Inc. (a weather information company), St. Louis, MO since 1992. He was also a regent of the Milwaukee School of Engineering and a member of the Board of Trustees of the Medical College of Wisconsin and Carroll College.


WILLIE D. DAVIS (DOB 7/24/34), Director of the Strong Funds.

Mr. Davis has been Director of Alliance Bank since 1980, Sara Lee Corporation (a food/consumer products company) since 1983, KMart Corporation (a discount consumer products company) since 1985, Dow Chemical Company since 1988, MGM Grand, Inc. (an entertainment/hotel company) since 1990, WICOR, Inc. (a utility company) since 1990, Johnson Controls, Inc. (an industrial company) since 1992, and Rally's Hamburger, Inc. since 1994. Mr. Davis has been a trustee of the University of Chicago since 1980 and Marquette University since 1988. Since 1977, Mr. Davis has been President and Chief Executive Officer of All Pro Broadcasting, Inc. Mr. Davis was a Director of the Fireman's Fund (an insurance company) from 1975 until 1990.

STANLEY KRITZIK (DOB 1/9/30), Director of the Strong Funds.

Mr. Kritzik has been a Partner of Metropolitan Associates since 1962, a Director of Aurora Health Care since 1987, and Health Network Ventures, Inc. since 1992.

WILLIAM F. VOGT (DOB 7/19/47), Director of the Strong Funds.

Mr. Vogt has been the President of Vogt Management Consulting, Inc. since 1990. From 1982 until 1990, he served as Executive Director of University Physicians of the University of Colorado. Mr. Vogt is the Past President of the Medical Group Management Association and a Fellow of the American College of Medical Practice Executives.

THOMAS P. LEMKE (DOB 7/30/54), Vice President of the Strong Funds.


Mr. Lemke has been Senior Vice President, Secretary, and General Counsel of the Advisor since September 1994. For two years prior to joining the Advisor, Mr. Lemke acted as Resident Counsel for Funds Management at J.P. Morgan & Co., Inc. From February 1989 until April 1992, Mr. Lemke acted as Associate General Counsel to Sanford C. Bernstein & Co., Inc. For two years prior to that, Mr. Lemke was Of Counsel at the Washington D.C. law firm of Tew Jorden & Schulte, a successor of Finley, Kumble & Wagner. From August 1979 until December 1986, Mr. Lemke worked at the SEC, most notably as the Chief Counsel to the Division of Investment Management (November 1984 - December 1986), and as Special Counsel to the Office of Insurance Products, Division of Investment Management (April 1982 - October 1984).


STEPHEN J. SHENKENBERG (DOB 6/14/58), Vice President and Secretary of the Strong Funds.


Mr. Shenkenberg has been Deputy General Counsel of the Advisor since November 1996. From December 1992 until November 1996, Mr. Shenkenberg acted as Associate Counsel to the Advisor. From June 1987 until December 1992, Mr. Shenkenberg was an attorney for Godfrey & Kahn, S.C., a Milwaukee law firm.

JOHN S. WEITZER (DOB 10/31/67), Vice President of the Strong Funds.

Mr. Weitzer has been Senior Counsel of the Advisor since December 1997. From July 1993 until December 1997, Mr. Weitzer acted as Associate Counsel to the Advisor.

MARY F. HOPPA  (DOB 5/31/64), Vice President of the Strong Funds.

Ms. Hoppa has been Vice President and Director of Mutual Fund Administration of the Advisor since January 1998. From October 1996 to January 1998, Ms. Hoppa acted as Director of Transfer Agency Services of the Advisor and, from January 1988 to October 1996, as Transfer Agency Systems Liaison Manager of the Advisor. From January 1987 to January 1988, Ms. Hoppa acted as a Shareholder Services Associate of the Advisor.





DANA J. RUSSART (DOB 12/1/58), Treasurer of the Strong Funds.



Ms. Russart has been Director of Retail Marketing Operations and Administration of the Advisor since May 1997. From April 1996 to May 1997, Ms. Russart was the Principal and Director of Operations of the Institutional Investment Adviser at Baird Capital Management LLC. From July 1993 to April 1996, Ms. Russart served Firstar Corporation as President of the Broker/Dealer Subsidiary Elan Investment Services, Inc. (January 1995 to April 1996), as a Vice President of the Trust and Investment Division (April 1994 to April 1996) and as a Vice President of the Investment Advisory Subsidiary, Firstar Investment Research & Management Company (July 1993 to April 1994). For three years prior to that, Ms. Russart was an Executive Vice President at Sunstone Financial Group, Inc. (Mutual Fund Service Company). From July 1981 to March 1990 Ms. Russart served Price Waterhouse as a Manager (1986 to 1990) and as a Senior Accountant (1981 to 1986).


Except for Messrs. Nevins, Davis, Kritzik, and Vogt, the address of all of the above persons is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Nevins' address is 6075 Pelican Bay Boulevard, Naples, Florida 34108. Mr. Davis' address is 161 North La Brea, Inglewood, California 90301. Mr. Kritzik's address is 1123 North Astor Street, P.O. Box 92547, Milwaukee, Wisconsin 53202-0547. Mr. Vogt's address is 2830 East Third Avenue, Denver, Colorado 80206.


Unless otherwise noted below, as of March 31, 1999, the officers and directors of the Fund in the aggregate beneficially owned less than 1% of the Fund's then outstanding shares.



 FUND   SHARES  PERCENT
------  ------  -------




                             PRINCIPAL SHAREHOLDERS


Unless otherwise noted below, as of March 31, 1999 no persons owned of record or are known to own of record or beneficially more than 5% of the Fund's then outstanding shares.



NAME AND ADDRESS    SHARES      PERCENT
----------------  ----------  ----------





                               INVESTMENT ADVISOR


The Fund has entered into an Advisory Agreement with Strong Capital Management, Inc. ("Advisor"). Mr. Strong controls the Advisor due to his stock ownership of the Advisor. Mr. Strong is the Chairman and a Director of the Advisor, Mr. Lemke is a Senior Vice President, Secretary, and General Counsel of the Advisor, Mr. Shenkenberg is Vice President, Assistant Secretary, and Deputy General Counsel of the Advisor, Ms. Hoppa is a Senior Vice President of the Advisor, Mr. Weitzer is Senior

Counsel of the Advisor and Ms. Russart is Director of Retail Marketing Operations and Administration. As of March 31, 1999, the Advisor had $34 billion under management.


The Advisory Agreement is required to be approved annually by either the Board of Directors of the Fund or by vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act). In either case, each annual renewal must be approved by the vote of a majority of the Fund's directors who are not parties to the Advisory Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable, without penalty, on 60 days written notice by the Board of Directors of the Fund, by vote of a majority of the Fund's outstanding voting securities, or by the Advisor, and will terminate automatically in the event of its assignment.

Under the terms of the Advisory Agreement, the Advisor manages the Fund's investments subject to the supervision of the Fund's Board of Directors. The Advisor is responsible for investment decisions and supplies investment research and portfolio management. The Advisory Agreement authorizes the Advisor to delegate its investment advisory duties to a subadvisor in accordance with a written agreement under which the subadvisor would furnish such investment advisory services to the Advisor. In that situation, the Advisor continues to have responsibility for all investment advisory services furnished by the subadvisor under the subadvisory agreement. At its expense, the Advisor provides office space and all necessary office facilities, equipment and personnel for servicing the investments of the Fund. The Advisor places all orders for the purchase and sale of the Fund's portfolio securities at the Fund's expense.


Except for expenses assumed by the Advisor, as set forth above, or by Strong Investments, Inc. with respect to the distribution of the Fund's shares, the Fund is responsible for all its other expenses, including, without limitation, interest charges, taxes, brokerage commissions, and similar expenses; expenses of issue, sale, repurchase or redemption of shares; expenses of registering or qualifying shares for sale with the states and the SEC; expenses for printing and distribution of prospectuses to existing shareholders; charges of custodians (including fees as custodian for keeping books and similar services for the Fund), transfer agents (including the printing and mailing of reports and notices to shareholders), registrars, auditing and legal services, and clerical services related to recordkeeping and shareholder relations; printing of stock certificates; fees for directors who are not "interested persons" of the Advisor; expenses of indemnification; extraordinary expenses; and costs of shareholder and director meetings.


As compensation for its services, the Fund pays to the Advisor a monthly management fee at the annual rate specified below of the average daily net asset value of the Fund. From time to time, the Advisor may voluntarily waive all or a portion of its management fee for the Fund.


          FUND                ANNUAL RATE
------------------------  ------------------
Common Stock Fund               1.00%
Discovery Fund                  1.00%
Enterprise Fund                 1.00%
Growth Fund                     1.00%
Growth 20 Fund                  1.00%
Mid Cap Disciplined Fund        1.00%
Mid Cap Growth Fund             1.00%
Opportunity Fund                1.00%
Small Cap Value Fund            1.00%
Strategic Growth Fund           1.00%
U.S. Emerging Growth Fund       1.00%
Value Fund             1.00%



NOTE - THE FOLLOWING TABLE DOES NOT CONTAIN INFORMATION ON THE MID CAP DISCIPLINED AND U.S. EMERGING GROWTH FUNDS BECAUSE THEY COMMENCED OPERATIONS ON DECEMBER 31, 1998.


The Fund paid the following management fees for the time periods indicated:


                                                             MANAGEMENT FEE
FISCAL YEAR ENDED    MANAGEMENT FEE ($)      WAIVER ($)      AFTER WAIVER ($)
-------------------  -----------------  ----------------  ----------------

Common Stock Fund



12/31/96  11,498,902         0  11,498,902
12/31/97  14,265,537         0  14,265,537
12/31/98


Discovery Fund



12/31/96  5,503,157        0  5,503,157
12/31/97  3,953,837        0  3,953,837
12/31/98



Enterprise Fund


12/31/98(1)


Growth Fund



12/31/96  10,356,327         0  10,356,327
12/31/97  15,115,440         0  15,115,440
12/31/98


Growth 20 Fund



12/31/97(2)  217,559        0  217,559
12/31/98


Mid Cap Growth Fund


12/31/97  145,489       0  145,489
12/31/98


Opportunity Fund



12/31/96  15,840,688         0  15,840,688
12/31/97  18,114,956         0  18,114,956
12/31/98


Small Cap Value Fund


12/31/98


Strategic Growth Fund


12/31/98(3)


Value Fund

12/31/96  303,298       0  303,298
12/31/97  750,219       0  750,219
12/31/98



(1)  Commenced operations on September 29, 1998


(2)  Commenced operations on June 30, 1997.


(3)  Commenced operations on May 20, 1998.

The organizational expenses for the Fund which were advanced by the Advisor and which will be reimbursed by the Fund over a period of not more than 60 months from the Fund's date of inception are listed below.


           FUND             ORGANIZATIONAL EXPENSES
-------------------------  -------------------------

          Enterprise Fund
           Growth 20 Fund
 Mid Cap Disciplined Fund
      Mid Cap Growth Fund
     Small Cap Value Fund
    Strategic Growth Fund
U.S. Emerging Growth Fund
               Value Fund


The Advisory Agreement requires the Advisor to reimburse the Fund in the event that the expenses and charges payable by the Fund in any fiscal year, including the management fee but excluding taxes, interest, brokerage commissions, and similar fees and to the extent permitted extraordinary expenses, exceed two percent (2%) of the average net asset value of the Fund for such year, as determined by valuations made as of the close of each business day of the year. Reimbursement of expenses in excess of the applicable limitation will be made on a monthly basis and will be paid to the Fund by reduction of the Advisor's fee, subject to later adjustment, month by month, for the remainder of the Fund's fiscal year. The Advisor may from time to time voluntarily absorb expenses for the Fund in addition to the reimbursement of expenses in excess of applicable limitations.

On July 12, 1994, the SEC filed an administrative action ("Order") against the Advisor, Mr. Strong, and another employee of the Advisor in connection with conduct that occurred between 1987 and early 1990. In re Strong/Corneliuson Capital Management, Inc., et al. Admin. Proc. File No. 3-8411. The proceeding was settled by consent without admitting or denying the allegations in the Order. The Order found that the Advisor and Mr. Strong aided and abetted violations of Section 17(a) of the 1940 Act by effecting trades between mutual funds, and between mutual funds and Harbour Investments Ltd. ("Harbour"), without complying with the exemptive provisions of SEC Rule 17a-7 or otherwise obtaining an exemption. It further found that the Advisor violated, and Mr. Strong aided and abetted violations of, the disclosure provisions of the 1940 Act and the Investment Advisers Act of 1940 by misrepresenting the Advisor's policy on personal trading and by failing to disclose trading by Harbour, an entity in which principals of the Advisor owned between 18 and 25 percent of the voting stock. As part of the settlement, the respondents agreed to a censure and a cease and desist order and the Advisor agreed to various undertakings, including adoption of certain procedures and a limitation for six months on accepting certain types of new advisory clients.

On June 6, 1996, the Department of Labor ("DOL") filed an action against the Advisor for equitable relief alleging violations of the Employee Retirement Income Security Act of 1974 ("ERISA") in connection with cross trades that occurred between 1987 and late 1989 involving certain pension accounts managed by the Advisor. Contemporaneous with this filing, the Advisor, without admitting or denying the DOL's allegations, agreed to the entry of a consent judgment resolving all matters relating to the allegations. Reich v. Strong Capital Management, Inc., (U.S.D.C. E.D. WI) ("Consent Judgment"). Under the terms of the Consent Judgment, the Advisor agreed to reimburse the affected accounts a total of $5.9 million. The settlement did not have any material impact on the Advisor's financial position or operations.

The Fund and the Advisor have adopted a Code of Ethics ("Code") which governs the personal trading activities of all "Access Persons" of the Advisor. Access Persons include every director and officer of the Advisor and the investment companies managed by the Advisor, including the Fund, as well as certain employees of the Advisor who have access to information relating to the purchase or sale of securities by the Advisor on behalf of accounts managed by it. The Code is based upon the principal that such Access Persons have a fiduciary duty to place the interests of the Fund and the Advisor 's other clients ahead of their own.

The Code requires Access Persons (other than Access Persons who are independent directors of the investment companies managed by the Advisor, including the
Fund) to, among other things, preclear their securities transactions (with limited exceptions, such as transactions in shares of mutual funds, direct obligations of the U.S. government, and certain options on broad-based securities market indexes) and to execute such transactions through the Advisor's trading department. The Code, which applies to all Access Persons (other than Access Persons who are independent directors of the investment companies managed by the Advisor, including the Fund), includes a ban on acquiring any securities in an initial public offering, other than a new offering of a registered open-end investment company, and a prohibition from profiting on short-term trading in securities. In addition, no Access Person may purchase or sell any security which is contemporaneously being purchased or sold, or to the knowledge of the Access Person, is being considered for purchase or sale, by the Advisor on behalf of any mutual fund or other account managed by it. Finally, the Code provides for trading "black out" periods of seven calendar days during which time Access Persons who are portfolio managers may not trade in securities which have been purchased or sold by any mutual fund or other account managed by the portfolio manager.


The Advisor provides investment advisory services for multiple clients through different types of investment accounts (E.G., mutual funds, hedge funds, separately managed accounts, etc.) who may have similar or different investment objectives and investment policies (E.G., some accounts may have an active trading strategy while others follow a "buy and hold" strategy). In managing these accounts, the Advisor seeks to maximize each account's return, consistent with the account's investment objectives and investment strategies. While the Advisor's policies are designed to ensure that over time similarly-situated clients receive similar treatment, to the maximum extent possible, because of the range of the Advisor's clients, the Advisor may give advice and take action with respect to one account that may differ from the advice given, or the timing or nature of action taken, with respect to another account (the Advisor, its principals and associates also may take such actions in their personal securities transactions, to the extent permitted by and consistent with the
Code). For example, the Advisor may use the same investment style in managing two accounts, but one may have a shorter-term horizon and accept high-turnover while the other may have a longer-term investment horizon and desire to minimize turnover. If the Advisor reasonably believes that a particular security may provide an attractive opportunity due to short-term volatility but may no longer be attractive on a long-term basis, the Advisor may cause accounts with a shorter-term investment horizon to buy the security at the same time it is causing accounts with a longer-term investment horizon to sell the security. The Advisor takes all reasonable steps to ensure that investment opportunities are, over time, allocated to accounts on a fair and equitable basis relative to the other similarly-situated accounts and that the investment activities of different accounts do not unfairly disadvantage other accounts.


From time to time, the Advisor votes the shares owned by the Fund according to its Statement of General Proxy Voting Policy ("Proxy Voting Policy"). The general principal of the Proxy Voting Policy is to vote any beneficial interest in an equity security prudently and solely in the best long-term economic interest of the Fund and its beneficiaries considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. Shareholders may obtain a copy of the Proxy Voting Policy upon request from the Advisor.


The Advisor also provides a program of custom portfolio management called the Strong Advisor. This program is designed to determine which investment approach fits an investor's financial needs and then provides the investor with a custom built portfolio of Strong Funds based on that allocation. The Advisor, on behalf of participants in the Strong Advisor program, may determine to invest a portion of the program's assets in any one Strong Fund, which investment, particularly in the case of a smaller Strong Fund, could represent a material portion of the Fund's assets. In such cases, a decision to redeem the Strong Advisor program's investment in a Fund on short notice could raise a potential conflict of interest for the Advisor, between the interests of participants in the Strong Advisor program and of the Fund's other shareholders. In general, the Advisor does not expect to direct the Strong Advisor program to make redemption requests on short notice. However, should the Advisor determine this to be necessary, the Advisor will use its best efforts and act in good faith to balance the potentially competing interests of participants in the Strong Advisor program and the Fund's other shareholders in a manner the Advisor deems most appropriate for both parties in light of the circumstances.



From time to time, the Advisor may make available to third parties current and historical information about the portfolio holdings of the Advisor's mutual funds or other clients. Release may be made to entities such as fund ratings entities, industry trade groups, and financial publications. Generally, the Advisor will release this type of information only where it is otherwise publicly available. This information may also be released where the Advisor reasonably believes that the release will not be to the detriment of the best interests of its clients.



For more complete information about the Advisor, including its services, investment strategies, policies, and procedures, please call 1-800-368-3863 and ask for a copy of the Advisor's Form ADV.



                                  DISTRIBUTOR

Under a Distribution Agreement with the Fund ("Distribution Agreement"), Strong Investments, Inc. ("Distributor"), P.O. Box 2936, Milwaukee, Wisconsin, 53201, acts as underwriter of the Fund's shares. Mr. Strong is the Chairman and Director of the Distributor, Mr. Lemke is a Vice President of the Distributor, and Mr. Shenkenberg is a Vice President and Secretary of the Distributor. The Distribution Agreement provides that the Distributor will use its best efforts to distribute the Fund's shares. Since the Fund is a "no-load" fund, no sales commissions are charged on the purchase of Fund shares. The Distribution Agreement further provides that the Distributor will bear the additional costs of printing prospectuses and shareholder reports which are used for selling purposes, as well as advertising and any other costs attributable to the distribution of the Fund's shares. The Distributor is an indirect subsidiary of the Advisor and controlled by the Advisor and Richard S. Strong. The Distribution Agreement is subject to the same termination and renewal provisions as are described above with respect to the Advisory Agreement.


From time to time, the Distributor may hold in-house sales incentive programs for its associated persons under which these persons may receive non-cash compensation awards in connection with the sale and distribution of the Fund's shares. These awards may include items such as, but not limited to, gifts, merchandise, gift certificates, and payment of travel expenses, meals, and lodging. As required by the proposed rule amendments of the National Association of Securities Dealers, Inc. ("NASD"), any in-house sales incentive program will be multi-product oriented, I.E., any incentive will be based on an associated person's gross production of all securities within a product type and will not be based on the sales of shares of any specifically designated mutual fund.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE


The Advisor is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's investment business and the negotiation of the commissions to be paid on such transactions. Reference in this section to the Advisor also refer to the Subadvisor unless indicated otherwise. It is the policy of the Advisor, to seek the best execution at the best security price available with respect to each transaction, in light of the overall quality of brokerage and research services provided to the Advisor, or the Fund. In OTC transactions, orders are placed directly with a principal market maker unless it is believed that a better price and execution can be obtained using a broker. The best price to the Fund means the best net price without regard to the mix between purchase or sale price and commissions, if any. In selecting broker-dealers and in negotiating commissions, the Advisor considers a variety of factors, including best price and execution, the full range of brokerage services provided by the broker, as well as its capital strength and stability, and the quality of the research and research services provided by the broker. Brokerage will not be allocated based on the sale of any shares of the Strong Funds.


The Advisor is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's investment business and the negotiation of the commissions to be paid on such transactions. It is the policy of the Advisor, to seek the best execution at the best security price available with respect to each transaction, in light of the overall quality of brokerage and research services provided to the Advisor, or the Fund. In OTC transactions, orders are placed directly with a principal market maker unless it is believed that a better price and execution can be obtained using a broker. The best price to the Fund means the best net price without regard to the mix between purchase or sale price and commissions, if any. In selecting broker-dealers and in negotiating commissions, the Advisor considers a variety of factors, including best price and execution, the full range of brokerage services provided by the broker, as well as its capital strength and stability, and the quality of the research and research services provided by the broker. Brokerage will not be allocated based on the sale of any shares of the Strong Funds.

The Advisor has adopted procedures that provide generally for the Advisor to seek to bunch orders for the purchase or sale of the same security for the Fund, other mutual funds managed by the Advisor, and other advisory clients (collectively, "client accounts"). The Advisor will bunch orders when it deems it to be appropriate and in the best interest of the client accounts. When a bunched order is filled in its entirety, each participating client account will participate at the average share price for the bunched order on the same business day, and transaction costs shall be shared pro rata based on each client's participation in the bunched order. When a bunched order is only partially filled, the securities purchased will be allocated on a pro rata basis to each client account participating in the bunched order based upon the initial amount requested for the account, subject to certain exceptions, and each participating account will participate at the average share price for the bunched order on the same business day.

Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits an investment advisor, under certain circumstances, to cause an account to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of the brokerage and research services provided by the broker or dealer. Brokerage and research services include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

In carrying out the provisions of the Advisory Agreement, the Advisor may cause the Fund to pay a broker, which provides brokerage and research services to the Advisor, a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction. The Advisor believes it is important to its investment decision-making process to have access to independent research. The Advisory Agreement provides that such higher commissions will not be paid by the Fund unless (1) the Advisor determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the Advisor's overall responsibilities with respect to the accounts as to which it exercises investment discretion; (2) such payment is made in compliance with the provisions of Section 28(e), other applicable state and federal laws, and the Advisory Agreement; and (3) in the opinion of the Advisor, the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term. The investment management fee paid by the Fund under the Advisory Agreement is not reduced as a result of the Advisor's receipt of research services.

Generally, research services provided by brokers may include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis, and analysis of corporate responsibility issues. Such research services are received primarily in the form of written reports, telephone contacts, and personal meetings with security analysts. In addition, such research services may be provided in the form of access to various computer-generated data, computer hardware and software, and meetings arranged with corporate and industry spokespersons, economists, academicians, and government representatives. In some cases, research services are generated by third parties but are provided to the Advisor by or through brokers. Such brokers may pay for all or a portion of computer hardware and software costs relating to the pricing of securities.

Where the Advisor itself receives both administrative benefits and research and brokerage services from the services provided by brokers, it makes a good faith allocation between the administrative benefits and the research and brokerage services, and will pay for any administrative benefits with cash. In making good faith allocations between administrative benefits and research and brokerage services, a conflict of interest may exist by reason of the Advisor's allocation of the costs of such benefits and services between those that primarily benefit the Advisor and those that primarily benefit the Fund and other advisory clients.

From time to time, the Advisor may purchase new issues of securities for the Fund in a fixed income price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling the securities to the Fund and other advisory clients, provide the Advisor with research. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

At least annually, the Advisor considers the amount and nature of research and research services provided by brokers, as well as the extent to which such services are relied upon, and attempts to allocate a portion of the brokerage business of the Fund and other advisory clients on the basis of that consideration. In addition, brokers may suggest a level of business they would like to receive in order to continue to provide such services. The actual brokerage business received by a broker may be more or less than the suggested allocations, depending upon the Advisor's evaluation of all applicable considerations.

The Advisor has informal arrangements with various brokers whereby, in consideration for providing research services and subject to Section 28(e), the Advisor allocates brokerage to those firms, provided that the value of any research and brokerage services was reasonable in relationship to the amount of commission paid and was subject to best execution. In no case will the Advisor make binding commitments as to the level of brokerage commissions it will allocate to a broker, nor will it commit to pay cash if any informal targets are not met. The Advisor anticipates it will continue to enter into such brokerage arrangements.

The Advisor may direct the purchase of securities on behalf of the Fund and other advisory clients in secondary market transactions, in public offerings directly from an underwriter, or in privately negotiated transactions with an issuer. When the Advisor believes the circumstances so warrant, securities purchased in public offerings may be resold shortly after acquisition in the immediate aftermarket for the security in order to take advantage of price appreciation from the public offering price or for other reasons. Short-term trading of securities acquired in public offerings, or otherwise, may result in higher portfolio turnover and associated brokerage expenses.

With respect to the Fund's foreign equity investing, the Advisor is responsible for selecting brokers in connection with foreign securities transactions. The fixed commissions paid in connection with most foreign stock transactions are usually higher than negotiated commissions on U.S. stock transactions. Foreign stock exchanges and brokers are subject to less government supervision and regulation as compared with the U.S. exchanges and brokers. In addition, foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

The Advisor places portfolio transactions for other advisory accounts, including other mutual funds managed by the Advisor. Research services furnished by firms through which the Fund effects its securities transactions may be used by the Advisor in servicing all of its accounts; not all of such services may be used by the Advisor in connection with the Fund. In the opinion of the Advisor, it is not possible to measure separately the benefits from research services to each of the accounts managed by the Advisor. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, in the opinion of the Advisor, such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis.

The Advisor seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and other advisory accounts, the main factors considered by the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending the investment.

Where consistent with a client's investment objectives, investment restrictions, and risk tolerance, the Advisor may purchase securities sold in underwritten public offerings for client accounts, commonly referred to as "deal" securities. The Advisor has adopted deal allocation procedures ("Procedures"), summarized below, that reflect the Advisor's overriding policy that deal securities must be allocated among participating client accounts in a fair and equitable manner and that deal securities may not be allocated in a manner that unfairly discriminates in favor of certain clients or types of clients.

The Procedures provide that, in determining which client accounts a portfolio manager team will seek to have purchase deal securities, the team will consider all relevant factors including, but not limited to, the nature, size, and expected allocation to the Advisor of deal securities; the size of the account(s); the accounts' investment objectives and restrictions; the risk tolerance of the client; the client's tolerance for possibly higher portfolio turnover; the amount of commissions generated by the account during the past year; and the number and nature of other deals the client has participated in during the past year.

Where more than one of the Advisor's portfolio manager team seeks to have client accounts participate in a deal and the amount of deal securities allocated to the Advisor by the underwriting syndicate is less than the aggregate amount ordered by the Advisor (a "reduced allocation"), the deal securities will be allocated among the portfolio manager teams based on all relevant factors. The primary factor shall be assets under management, although other factors that may be considered in the allocation decision include, but are not limited to, the nature, size, and expected allocation of the deal; the amount of brokerage commissions or other amounts generated by the respective participating portfolio manager teams; and which portfolio manager team is primarily responsible for the Advisor receiving securities in the deal. Based on relevant factors, the Advisor has established general allocation percentages for its portfolio manager teams, and these percentages are reviewed on a regular basis to determine whether asset growth or other factors make it appropriate to use different general allocation percentages for reduced allocations.

When a portfolio manager team receives a reduced allocation of deal securities, the portfolio manager team will allocate the reduced allocation among client accounts in accordance with the allocation percentages set forth in the team's initial allocation instructions for the deal securities, except where this would result in a DE MINIMIS allocation to any client account. On a regular basis, the Advisor reviews the allocation of deal securities to ensure that they have been allocated in a fair and equitable manner that does not unfairly discriminate in favor of certain clients or types of clients.

Transactions in futures contracts are executed through futures commission merchants ("FCMs"). The Fund's procedures in selecting FCMs to execute the Fund's transactions in futures contracts are similar to those in effect with respect to brokerage transactions in securities.

The Fund paid the following brokerage commissions for the time periods indicated:


NOTE - THE FOLLOWING TABLE DOES NOT CONTAIN INFORMATION ON THE MID CAP DISCIPLINED AND U.S. EMERGING GROWTH FUNDS BECAUSE THEY COMMENCED OPERATIONS ON DECEMBER 31, 1998.


  FISCAL YEAR ENDED     BROKERAGE COMMISSIONS ($)
----------------------  -------------------------

Common Stock Fund



12/31/96   3,968,000
12/31/97   5,306,111
12/31/98


Discovery Fund



12/31/96   6,920,000
12/31/97   2,403,613
12/31/98


Enterprise Fund


12/31/98(1)


Growth Fund



12/31/96   4,616,000
12/31/97   7,256,232
12/31/98


Growth 20 Fund



12/31/97(2)     187,112
12/31/98



Mid Cap Growth Fund



12/31/97   121,558
12/31/98


Opportunity Fund

12/31/96   5,343,000
12/31/97   5,660,826
12/31/98


Small Cap Value Fund


12/31/98


Strategic Growth Fund


12/31/98(3)


Value Fund


12/31/96   129,000
12/31/97   196,104
12/31/98



(1)  Commenced operations on September 29, 1998


(2)  Commenced operations on June 30, 1997.


(3)  Commenced operations on May 20, 1998.


Unless otherwise noted below, the Fund has not acquired securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents:





  REGULAR BROKER OR DEALER (OR PARENT) ISSUER    VALUE OF SECURITIES OWNED AS OF DECEMBER 31, 1998
-----------------------------------------------  -------------------------------------------------




For the 1995, and 1996 fiscal periods ended December 31, the Discovery Fund's portfolio turnover rates were 516%, and 792%, respectively. This portfolio turnover was higher than anticipated primarily because the Discovery Fund employed a trading strategy to preserve the favorable tax treatment available to the Fund under the Internal Revenue Code of 1986 (the "IRC"), as amended.

                                   CUSTODIAN


As custodian of the Fund's assets, Firstar Bank Milwaukee, N.A., P.O. Box 761, Milwaukee, Wisconsin 53201, has custody of all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by officers of the Fund. The custodian is in no way responsible for any of the investment policies or decisions of the Fund.


                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT


The Advisor, P.O. Box 2936, Milwaukee, Wisconsin, 53201, acts as transfer agent and dividend-disbursing agent for the Fund. The Advisor is compensated based on an annual fee per open account of $21.75 for equity funds, $31.50 for income and municipal income funds, and $32.50 for money market funds, plus out-of-pocket expenses, such as postage and printing expenses in connection with shareholder communications. The Advisor also receives an annual fee per closed account of $4.20 from the Fund. The fees received and the services provided as transfer agent and dividend disbursing agent are in addition to those received and provided by the Advisor under the Advisory Agreements. In addition, the Advisor provides certain printing and mailing services for the Fund, such as printing and mailing of shareholder account statements, checks, and tax forms.


From time to time, the Fund, directly or indirectly through arrangements with the Advisor, and/or the Advisor may pay amounts to third parties that provide transfer agent type services and other administrative services relating to the Fund to persons who beneficially own interests in the Fund, such as participants in 401(k) plans. These services may include, among other things, sub-accounting services, transfer agent type activities, answering inquiries relating to the Fund, transmitting proxy statements, annual reports, updated prospectuses, other communications regarding the Fund, and related services as the Fund or beneficial owners may reasonably request. In such cases, the Fund will not pay fees based on the number of beneficial owners at a rate that is greater than the rate the Fund is currently paying the Advisor for providing these services to Fund shareholders.

The Fund paid the following amounts for the time periods indicated for transfer agency and dividend disbursing and printing and mailing services:


NOTE - THE FOLLOWING TABLE DOES NOT CONTAIN INFORMATION ON THE MID CAP DISCIPLINED AND U.S. EMERGING GROWTH FUNDS BECAUSE THEY COMMENCED OPERATIONS ON DECEMBER 31, 1998.


               PER ACCOUNT  OUT-OF-POCKET  PRINTING/MAILING                TOTAL COST AFTER
    FUND       CHARGES ($)   EXPENSES ($)    SERVICES ($)     WAIVER ($)      WAIVER ($)
------------  ------------  -------------  ----------------  ------------  ----------------

Common Stock Fund



12/31/96  1,390,697  221,759   27,985        0  1,640,441
12/31/97  1,784,460  138,514   18,792        0  1,941,766
12/31/98


Discovery Fund



12/31/96  1,401,758  121,947   25,678        0  1,549,383
12/31/97  1,127,401   92,494   13,482        0  1,233,377
12/31/98


Enterprise Fund


12/31/98(1)


Growth Fund



12/31/96  2,426,168  253,532   45,376        0  2,725,076
12/31/97  3,572,665  285,939   40,770        0  3,899,374
12/31/98


Growth 20 Fund



12/31/97(2)  47,115   5,205     663       0  52,983
   12/31/98



Mid Cap Growth Fund



12/31/97  37,188  5,197    534      0  42,919
12/31/98


Opportunity Fund


12/31/96  3,113,825  238,493   45,987        0  3,398,305
12/31/97  3,388,964  204,179   30,271        0  3,623,414
12/31/98


Small Cap Value Fund


12/31/98


Strategic Growth Fund


12/31/98(3)


Value Fund


12/31/96   78,018  11,609   1,365       0   90,992
12/31/97  153,918  24,707   2,319       0  180,944
12/31/98



(1)  Commenced operations on September 29, 1998.


(2)  Commenced operations on June 30, 1997.


(3)  Commenced operations on May 20, 1998.


                                     TAXES

GENERAL


The Fund intends to qualify annually for treatment as a regulated investment company ("RIC") under Subchapter M of the IRC. If so qualified, the Fund will not be liable for federal income tax on earnings and gains distributed to its shareholders in a timely manner. This qualification does not involve government supervision of the Fund's management practices or policies. The following federal tax discussion is intended to provide you with an overview of the impact of federal income tax provisions on the Fund or its shareholders. These tax provisions are subject to change by legislative or administrative action at the federal, state, or local level, and any changes may be applied retroactively. Any such action that limits or restricts the Fund's current ability to pass-through earnings without taxation at the Fund level, or otherwise materially changes the Fund's tax treatment, could adversely affect the value of a shareholder's investment in the Fund. Because the Fund's taxes are a complex matter, you should consult your tax adviser for more detailed information concerning the taxation of the Fund and the federal, state, and local tax consequences to shareholders of an investment in the Fund.


In order to qualify for treatment as a RIC under the IRC, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of taxable net investment income, net short-term capital gain, and net gains from certain foreign currency transactions, if applicable) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities (or foreign currencies if applicable) or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. From time to time the Advisor may find it necessary to make certain types of investments for the purpose of ensuring that the Fund continues to qualify for treatment as a RIC under the IRC.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.


The Fund's distributions are taxable in the year they are paid, whether they are taken in cash or reinvested in additional shares, except that certain distributions declared in the last three months of the year and paid in January are taxable as if paid on December 31.



The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund may make additional distributions if necessary to avoid imposition of a 4% excise tax on undistributed income and gains.


FOREIGN TRANSACTIONS

Dividends and interest received by the Fund may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the U.S may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that would enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by it. The Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to
(1) include in gross income, and treat as paid by the shareholder, the shareholder's proportionate share of those taxes, (2) treat the shareholder's share of those taxes and of any dividend paid by the Fund that represents income from foreign or U.S. possessions sources as the shareholder's own income from those sources, and (3) either deduct the taxes deemed paid by the shareholder in computing the shareholder's taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder's federal income tax. The Fund will report to its shareholders shortly after each taxable year their respective shares of its income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.

The Fund holding foreign securities in its investment portfolio maintains its accounts and calculates its income in U.S. dollars. In general, gain or loss
(1) from the disposition of foreign currencies and forward currency contracts,
(2) from the disposition of foreign-currency-denominated debt securities that are attributable to fluctuations in exchange rates between the date the securities are acquired and their disposition date, and (3) attributable to fluctuations in exchange rates between the time the Fund accrues interest or other receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects those receivables or pays those liabilities, will be treated as ordinary income or loss. A foreign-currency-denominated debt security acquired by the Fund may bear interest at a high normal rate that takes into account expected decreases in the value of the principal amount of the security due to anticipated currency devaluations; in that case, the Fund would be required to include the interest in income as it accrues but generally would realize a currency loss with respect to the principal only when the principal was received (through disposition or upon maturity).

The Fund may invest in the stock of "passive foreign investment companies" ("PFICs") in accordance with its investment objective, policies and restrictions. A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain on disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which probably would have to be distributed to its shareholders to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

DERIVATIVE INSTRUMENTS

The use of derivatives strategies, such as purchasing and selling (writing) options and futures and entering into forward currency contracts, if applicable, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies, if any (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, futures, and forward currency contracts, if applicable, derived by the Fund with respect to its business of investing in securities or foreign currencies, if applicable, will qualify as permissible income under the Income Requirement.

For federal income tax purposes, the Fund is required to recognize as income for each taxable year its net unrealized gains and losses on options, futures, or forward currency contracts, if any, that are subject to section 1256 of the IRC ("Section 1256 Contracts") and are held by the Fund as of the end of the year, as well as gains and losses on Section 1256 Contracts actually realized during the year. Except for Section 1256 Contracts that are part of a "mixed straddle" and with respect to which the Fund makes a certain election, any gain or loss recognized with respect to Section 1256 Contracts is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the Section 1256 Contract.

ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES

The Fund may acquire zero-coupon, step-coupon, or other securities issued with original issue discount. As a holder of those securities, the Fund must include in its income the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Similarly, the Fund must include in its income securities it receives as "interest" on pay-in-kind securities. Because the Fund annually must distribute substantially all of its investment company taxable income, including any original issue discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions may be made from the proceeds on sales of portfolio securities, if necessary. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income or net capital gain, or both.


USE OF TAX-LOT ACCOUNTING


When sell decisions are made by the Fund's portfolio manager, the Advisor generally sells the tax lots of the Fund's securities that results in the lowest amount of taxes to be paid by the shareholders on the Fund's capital gain distributions. The Advisor uses tax-lot accounting to identify and sell the tax lots of a security that have the highest cost basis and/or longest holding period to minimize adverse tax consequences to the Fund's shareholders. However, if the Fund has a capital loss carry forward position, the Advisor would reverse its strategy and sell the tax lots of a security that have the lowest cost basis and/or shortest holding period to maximize the use of the Fund's capital loss carry forward position.

DETERMINATION OF NET ASSET VALUE


The Fund is 100% no load. This means that an investor may purchase, redeem or exchange shares at the Fund's net asset value ("NAV") without paying a sales charge. Generally, when an investor makes any purchases, sales, or exchanges, the price of the investor's shares will be the NAV next determined after Strong Funds receives a request in proper form (which includes receipt of all necessary and appropriate documentation and subject to available funds). If Strong Funds receives such a request prior to the close of the New York Stock Exchange ("NYSE") on a day on which the NYSE is open, the share price will be the NAV determined that day. The NAV for each Fund is normally determined as of 3:00 p.m. Central Time ("CT") each day the NYSE is open. The NYSE is open for trading Monday through Friday except, New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday, and when any such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or yearly accounting
period.   The Fund reserves the right to change the time at which purchases, redemptions, and exchanges are priced if the NYSE closes at a time other than 3:00 p.m. CT or if an emergency exists. The Fund's NAV is calculated by taking the fair value of the Fund's total assets, subtracting all its liabilities, and dividing by the total number of shares outstanding. Expenses are accrued daily and applied when determining the NAV. The Fund's portfolio securities are valued based on market quotations or at fair value as determined by the method selected by the Fund's Board of Directors.

Equity securities traded on a national securities exchange or NASDAQ are valued at the last sales price on the national securities exchange or NASDAQ on which such securities are primarily traded. Securities traded on NASDAQ for which there were no transactions on a given day or securities not listed on an exchange or NASDAQ are valued at the average of the most recent bid and asked prices. Other exchange-trade securities (generally foreign securities) will be valued based on market quotations.


Debt securities are valued by a pricing service that utilizes electronic data processing techniques to determine values for normal institutional-sized trading units of debt securities without regard to sale or bid prices when such values are believed to more accurately reflect the fair market value for such securities. Otherwise, sale or bid prices are used. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors of the Fund. Debt securities having remaining maturities of 60 days or less are valued by the amortized cost method when the Fund's Board of Directors determines that the fair value of such securities is their amortized cost. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is assumed each day, regardless of the impact of the fluctuating rates on the market value of the instrument.


Shareholders can gain access to the money in their accounts by selling (also called redeeming) some or all of their shares by mail, telephone, computer, automatic withdrawals, through a broker-dealer, or by writing a check (assuming all the appropriate documents and requirements have been met for these account options). After a redemption request is processed, the proceeds from the sale will normally be sent on the next business day but, in any event, no more than seven days later.


                       ADDITIONAL SHAREHOLDER INFORMATION

TELEPHONE AND INTERNET EXCHANGE/REDEMPTION PRIVILEGES

The Fund employs reasonable procedures to confirm that instructions communicated by telephone or the Internet are genuine. The Fund may not be liable for losses due to unauthorized or fraudulent instructions. Such procedures include but are not limited to requiring a form of personal identification prior to acting on instructions received by telephone or the Internet, providing written confirmations of such transactions to the address of record, tape recording telephone instructions and backing up Internet transactions.


MOVING ACCOUNT OPTIONS AND INFORMATION



When establishing a new account by exchanging funds from an existing Strong Funds account, some account options (such as checkwriting, telephone exchange, telephone purchase and telephone redemption), if existing on the account from which money is exchanged, will automatically be made available on the new account unless the shareholder indicates otherwise, or the option is not available on the new account. Subject to applicable Strong Funds policies, other account options, including automatic investment, automatic exchange and systematic withdrawal, may be moved to the new account at the request of the shareholder. If allowed by Strong Funds policies (i) once the account options are established on the new account, the shareholder may modify or amend the options, and (ii) account options may be moved or added from one existing account to another new or existing account. Account information, such as the shareholder's address of record and social security number, will be copied from the existing account to the new account.


REDEMPTION-IN-KIND

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the Fund. If the Advisor determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for the Fund's shares (a "redemption-in-kind"). Shareholders receiving securities or other financial assets in a redemption-in-kind may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. If you expect to make a redemption in excess of the lesser of $250,000 or 1% of the Fund's assets during any 90-day period and would like to avoid any possibility of being paid with securities in-kind, you may do so by providing Strong Funds with an unconditional instruction to redeem at least 15 calendar days prior to the date on which the redemption transaction is to occur, specifying the dollar amount or number of shares to be redeemed and the date of the transaction (please call 1-800-368-3863). This will provide the Fund with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimize the effect of the redemption on the interests of the Fund's remaining shareholders.


SHARES IN CERTIFICATE FORM



Certificates will be issued for shares held in a Fund account only upon written request. A shareholder will, however, have full shareholder rights whether or not a certificate is requested.



DOLLAR COST AVERAGING



Strong Funds' Automatic Investment Plan, Payroll Direct Deposit Plan, and Automatic Exchange Plan are methods of implementing dollar cost averaging. Dollar cost averaging is an investment strategy that involves investing a fixed amount of money at regular time intervals. By always investing the same set amount, an investor will be purchasing more shares when the price is low and fewer shares when the price is high. Ultimately, by using this principle in conjunction with fluctuations in share price, an investor's average cost per share may be less than the average transaction price. A program of regular investment cannot ensure a profit or protect against a loss during declining markets. Since such a program involves continuous investment regardless of fluctuating share values, investors should consider their ability to continue the program through periods of both low and high share-price levels.



FINANCIAL INTERMEDIARIES



If an investor purchases or redeems shares of the Fund through a financial intermediary, certain features of the Fund relating to such transactions may not be available or may be modified. In addition, certain operational policies of the Fund, including those related to settlement and dividend accrual, may vary from those applicable to direct shareholders of the Fund and may vary among intermediaries. Please consult your financial intermediary for more information regarding these matters. In addition, the Fund may pay, directly or indirectly through arrangements with the Advisor, amounts to financial intermediaries that provide transfer agent type and/or other administrative services to their customers provided, however, that the Fund will not pay more for these services through intermediary relationships than it would if the intermediaries' customers were direct shareholders in the Fund. Certain financial intermediaries may charge an advisory, transaction, or other fee for their services. Investors will not be charged for such fees if investors purchase or redeem Fund shares directly from the Fund without the intervention of a financial intermediary.



SIGNATURE GUARANTEES



A signature guarantee is designed to protect shareholders and the Fund against fraudulent transactions by unauthorized persons. In the following instances, the Fund will require a signature guarantee for all authorized owners of an account:



- when adding the telephone redemption option to an existing account;


- when transferring the ownership of an account to another individual or organization;


- when submitting a written redemption request for more than $50,000;


- when requesting to redeem or redeposit shares that have been issued in certificate form;


- if requesting a certificate after opening an account;


- when requesting that redemption proceeds be sent to a different name or address than is registered on an account;


- if adding/changing a name or adding/removing an owner on an account; and


- if adding/changing the beneficiary on a transfer-on-death account.



A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, savings associations, credit unions, brokerage firms, and others. Please note that a notary public stamp or seal is not acceptable.



RIGHT OF SET-OFF

To the extent not prohibited by law, the Fund, any other Strong Fund, and the Advisor, each has the right to set-off against a shareholder's account balance with a Strong Fund, and redeem from such account, any debt the shareholder may owe any of these entities. This right applies even if the account is not identically registered.

BROKERS RECEIPT OF PURCHASE AND REDEMPTION ORDERS

The Fund has authorized certain brokers to accept purchase and redemption orders on the Fund's behalf. These brokers are, in turn, authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Purchase and redemption orders received in this manner will be priced at the Fund's net asset value next computed after they are accepted by an authorized broker or the broker's authorized designee.


PROMOTIONAL ITEMS OF NOMINAL VALUE



From time to time, the Advisor and/or Distributor may give de minimis gifts or other immaterial consideration to investors who open new accounts or add to existing accounts with the Strong Funds.


RETIREMENT PLANS

TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNT (IRA): Everyone under age 70 1/2 with earned income may contribute to a tax-deferred Traditional IRA. The Strong Funds offer a prototype plan for you to establish your own Traditional IRA. You are allowed to contribute up to the lesser of $2,000 or 100% of your earned income each year to your Traditional IRA (or up to $4,000 between your Traditional IRA and your non-working spouses' Traditional IRA). Under certain circumstances, your contribution will be deductible.

ROTH IRA: Taxpayers, of any age, who have earned income, and whose adjusted gross income ("AGI") does not exceed $110,000 (single) or $160,000 (joint) can contribute to a Roth IRA. Allowed contributions begin to phase-out at $95,000 (single) or $150,000 (joint). You are allowed to contribute up to the lesser of $2,000 or 100% of earned income each year into a Roth IRA. If you also maintain a Traditional IRA, the maximum contribution to your Roth IRA is reduced by any contributions that you make to your Traditional IRA. Distributions from a Roth IRA, if they meet certain requirements, may be federally tax free. If your AGI is $100,000 or less, you can convert your Traditional IRAs into a Roth IRA. Conversions of earnings and deductible contributions are taxable in the year of the distribution. The early distribution penalty does not apply to amounts converted to a Roth IRA even if you are under age 59 1/2.

EDUCATION IRA: Taxpayers may contribute up to $500 per year into an Education IRA for the benefit of a child under age 18. Total contributions to any one child cannot exceed $500 per year. The contributor must have adjusted income under $110,000 (single) or $160,000 (joint) to contribute to an Education IRA. Allowed contributions begin to phase-out at $95,000 (single) or $150,000
(joint).   Withdrawals from the Education IRA to pay qualified higher education expenses are federally tax free. Any withdrawal in excess of higher education expenses for the year are potentially subject to tax and an additional 10% penalty.

DIRECT ROLLOVER IRA: To avoid the mandatory 20% federal withholding tax on distributions, you must transfer the qualified retirement or IRC section 403(b) plan distribution directly into an IRA. The distribution must be eligible for rollover. The amount of your Direct Rollover IRA contribution will not be included in your taxable income for the year.

SIMPLIFIED EMPLOYEE PENSION PLAN (SEP-IRA): A SEP-IRA plan allows an employer to make deductible contributions to separate IRA accounts established for each eligible employee.

SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLAN (SAR SEP-IRA): A SAR SEP-IRA plan is a type of SEP-IRA plan in which an employer may allow employees to defer part of their salaries and contribute to an IRA account. These deferrals
help lower the employees' taxable income.   Please note that you may no longer
open new SAR SEP-IRA plans (since December 31, 1996). However, employers with SAR SEP-IRA plans that were established prior to January 1, 1997 may still open accounts for new employees.

SIMPLIFIED INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE-IRA): A SIMPLE-IRA plan is a retirement savings plan that allows employees to contribute a percentage of their compensation, up to $6,000, on a pre-tax basis, to a SIMPLE-IRA account. The employer is required to make annual contributions to eligible employees' accounts. All contributions grow tax-deferred.

DEFINED CONTRIBUTION PLAN: A defined contribution plan allows self-employed individuals, partners, or a corporation to provide retirement benefits for themselves and their employees. Plan types include: profit-sharing plans, money purchase pension plans, and paired plans (a combination of a profit-sharing plan and a money purchase plan).

401(K) PLAN: A 401(k) plan is a type of profit-sharing plan that allows employees to have part of their salary contributed on a pre-tax basis to a retirement plan which will earn tax-deferred income. A 401(k) plan is funded by employee contributions, employer contributions, or a combination of both.

403(B)(7) PLAN: A 403(b)(7) plan is a tax-sheltered custodial account designed to qualify under section 403(b)(7) of the IRC and is available for use by employees of certain educational, non-profit, hospital, and charitable organizations.

ORGANIZATION

The Fund is either a "Corporation" or a "Series" of common stock of a Corporation, as described in the chart below:


                                   Incorporation  Date Series     Authorized        Par
           Corporation                  Date        Created         Shares       Value ($)
---------------------------------  -------------  -----------  ----------------  ---------
Strong Common Stock Fund, Inc.        11/11/88                    Indefinite          .001
Strong Discovery Fund, Inc.           09/24/87                    Indefinite          .001
Strong Equity Funds, Inc.(1)          12/28/90                    Indefinite        .00001
- Strong Growth Fund                                12/28/90      Indefinite        .00001
- Strong Value Fund*                                11/01/95      Indefinite        .00001
- Strong Mid Cap Growth Fund                        10/28/96      Indefinite        .00001
- Strong Index 500 Fund*                            04/08/97      Indefinite        .00001
- Strong Growth 20 Fund                             06/04/97      Indefinite        .00001
- Strong Small Cap Value Fund                       12/10/97      Indefinite        .00001
- Strong Dow 30 Value Fund*                         12/10/97      Indefinite        .00001
- Strong Strategic Growth Fund                       5/4/98       Indefinite        .00001
- Strong Enterprise Fund                            9/15/98       Indefinite        .00001
- Strong Mid Cap Disciplined Fund                   12/15/98      Indefinite        .00001
-Strong U.S. Emerging Growth Fund                   12/15/98      Indefinite        .00001
Strong Opportunity Fund, Inc.         07/05/83                    Indefinite           .01


*  Described in a different prospectus and SAI.
(1)  Prior to November 1, 1995, the Corporation's name was Strong Growth Fund,
Inc.


The Corporation is a Wisconsin corporation that is authorized to offer separate series of shares representing interests in separate portfolios of securities, each with differing investment objectives. The shares in any one portfolio may, in turn, be offered in separate classes, each with differing preferences, limitations or relative rights. However, the Articles of Incorporation for the Corporation provide that if additional series of shares are issued by the Corporation, such new series of shares may not affect the preferences, limitations or relative rights of the Corporation's outstanding shares. In addition, the Board of Directors of the Corporation is authorized to allocate assets, liabilities, income and expenses to each series and class. Classes within a series may have different expense arrangements than other classes of the same series and, accordingly, the net asset value of shares within a series may differ. Finally, all holders of shares of the Corporation may vote on each matter presented to shareholders for action except with respect to any matter which affects only one or more series or class, in which case only the shares of the affected series or class are entitled to vote. Each share of the Fund has one vote, and all shares participate equally in dividends and other capital gains distributions by the Fund and in the residual assets of the Fund in the event of liquidation. Fractional shares have the same rights proportionately as do full shares. Shares of the Corporation have no preemptive, conversion, or subscription rights. If the Corporation issues additional series, the assets belonging to each series of shares will be held separately by the custodian, and in effect each series will be a separate fund.

                              SHAREHOLDER MEETINGS

The Wisconsin Business Corporation Law permits registered investment companies, such as the Fund, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. The Fund has adopted the appropriate provisions in its Bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by shareholders under the 1940 Act.

The Fund's Bylaws allow for a director to be removed by its shareholders with or without cause, only at a meeting called for the purpose of removing the director. Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Fund shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any director. The Secretary shall inform such shareholders of the reasonable estimated costs of preparing and mailing the notice of the meeting, and upon payment to the Fund of such costs, the Fund shall give not less than ten nor more than sixty days notice of the special meeting.

                            PERFORMANCE INFORMATION

The Strong Funds may advertise a variety of types of performance information as more fully described below. The Fund's performance is historical and past performance does not guarantee the future performance of the Fund. From time to time, the Advisor may agree to waive or reduce its management fee and/or to absorb certain operating expenses for the Fund. Waivers of management fees and absorption of expenses will have the effect of increasing the Fund's performance.

DISTRIBUTION RATE

The distribution rate for the Fund is computed, according to a non-standardized formula, by dividing the total amount of actual distributions per share paid by the Fund over a twelve month period by the Fund's net asset value on the last day of the period. The distribution rate differs from the Fund's yield because the distribution rate includes distributions to shareholders from sources other than dividends and interest, such as short-term capital gains. Therefore, the Fund's distribution rate may be substantially different than its yield. Both the Fund's yield and distribution rate will fluctuate.

AVERAGE ANNUAL TOTAL RETURN

The Fund's average annual total return quotation is computed in accordance with a standardized method prescribed by rules of the SEC. The average annual total return for the Fund for a specific period is calculated by first taking a hypothetical $10,000 investment ("initial investment") in the Fund's shares on the first day of the period and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period.

TOTAL RETURN

Calculation of the Fund's total return is not subject to a standardized formula. Total return performance for a specific period is calculated by first taking an investment (assumed below to be $10,000) ("initial investment") in the Fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value of the Fund on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.


CUMULATIVE TOTAL RETURN

Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns and cumulative total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

                                 TOTAL RETURN


NOTE - THE FOLLOWING TABLE DOES NOT CONTAIN INFORMATION ON THE MID CAP DISCIPLINED AND U.S. EMERGING GROWTH FUNDS BECAUSE THEY COMMENCED OPERATIONS ON DECEMBER 31, 1998.


COMMON STOCK FUND



                Initial $10,000    Ending $ value     Cumulative       Average Annual
  Time Period      Investment    December 31, 1998    Total Return      Total Return
--------------  ---------------  -----------------  ---------------  ------------------
One Year          $10,000
--------------  ---------------  -----------------  ---------------  ------------------
Five Years          $10,000
--------------  ---------------  -----------------  ---------------  ------------------
Life of Fund*          $10,000
--------------  ---------------  -----------------  ---------------  ------------------


*  Commenced operations on December 29, 1989.

DISCOVERY FUND



                Initial $10,000    Ending $ value     Cumulative       Average Annual
  Time Period      Investment    December 31, 1998    Total Return      Total Return
--------------  ---------------  -----------------  ---------------  ------------------
One Year          $10,000
--------------  ---------------  -----------------  ---------------  ------------------
Five Years          $10,000
--------------  ---------------  -----------------  ---------------  ------------------
Ten Years          $10,000
--------------  ---------------  -----------------  ---------------  ------------------
Life of Fund*          $10,000
--------------  ---------------  -----------------  ---------------  ------------------


*  Commenced operations on December 31, 1987.


ENTERPRISE FUND




                Initial $10,000    Ending $ value     Cumulative       Average Annual
  Time Period      Investment    December 31, 1998    Total Return      Total Return
--------------  ---------------  -----------------  ---------------  ------------------
Life of Fund*          $10,000
--------------  ---------------  -----------------  ---------------  ------------------


*  Commenced operations on September 29, 1998.

GROWTH FUND

                Initial $10,000    Ending $ value     Cumulative       Average Annual
  Time Period      Investment    December 31, 1998    Total Return      Total Return
--------------  ---------------  -----------------  ---------------  ------------------
      One Year          $10,000
--------------  ---------------  -----------------  ---------------  ------------------
    Five Years          $10,000
--------------  ---------------  -----------------  ---------------  ------------------
 Life of Fund*          $10,000
--------------  ---------------  -----------------  ---------------  ------------------


*  Commenced operations on December 31, 1993.


GROWTH 20 FUND


                Initial $10,000    Ending $ value     Cumulative       Average Annual
  Time Period      Investment    December 31, 1998    Total Return      Total Return
--------------  ---------------  -----------------  ---------------  ------------------

      One Year          $10,000
--------------  ---------------  -----------------  ---------------  ------------------
 Life of Fund*          $10,000
--------------  ---------------  -----------------  ---------------  ------------------


*  Commenced operations on June 30, 1997.


MID CAP GROWTH FUND




                Initial $10,000    Ending $ value     Cumulative       Average Annual
  Time Period      Investment    December 31, 1998    Total Return      Total Return
--------------  ---------------  -----------------  ---------------  ------------------
One Year          $10,000
--------------  ---------------  -----------------  ---------------  ------------------
Life of Fund*          $10,000
--------------  ---------------  -----------------  ---------------  ------------------


*  Commenced operations on December 31, 1996.

OPPORTUNITY FUND



                Initial $10,000    Ending $ value     Cumulative       Average Annual
  Time Period      Investment    December 31, 1998    Total Return      Total Return
--------------  ---------------  -----------------  ---------------  ------------------
One Year          $10,000
--------------  ---------------  -----------------  ---------------  ------------------
Five Years          $10,000
--------------  ---------------  -----------------  ---------------  ------------------
Ten Years          $10,000
--------------  ---------------  -----------------  ---------------  ------------------
Life of Fund*          $10,000
--------------  ---------------  -----------------  ---------------  ------------------


*  Commenced operations on December 31, 1985.


SMALL CAP VALUE FUND


                Initial $10,000    Ending $ value     Cumulative      Average Annual
  Time Period      Investment    December 31, 1998    Total Return      Total Return
--------------  ---------------  -----------------  ---------------  -----------------
      One Year          $10,000
--------------  ---------------  -----------------  ---------------  -----------------


STRATEGIC GROWTH FUND


                Initial $10,000    Ending $ value     Cumulative       Average Annual
  Time Period      Investment    December 31, 1998    Total Return      Total Return
--------------  ---------------  -----------------  ---------------  ------------------
 Life of Fund*          $10,000
--------------  ---------------  -----------------  ---------------  ------------------



*  Commenced operations on May 20, 1998.



VALUE FUND



                Initial $10,000    Ending $ value     Cumulative       Average Annual
  Time Period      Investment    December 31, 1998    Total Return      Total Return
--------------  ---------------  -----------------  ---------------  ------------------
      One Year          $10,000
--------------  ---------------  -----------------  ---------------  ------------------
 Life of Fund*          $10,000
--------------  ---------------  -----------------  ---------------  ------------------


*  Commenced operations on December 29, 1995.

COMPARISONS

U.S. TREASURY BILLS, NOTES, OR BONDS. Investors may want to compare the performance of the Fund to that of U.S. Treasury bills, notes, or bonds, which are issued by the U.S. Government. Treasury obligations are issued in selected denominations. Rates of Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities.

CERTIFICATES OF DEPOSIT. Investors may want to compare the Fund's performance to that of certificates of deposit offered by banks and other depositary institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposits prior to maturity normally will be subject to a penalty. Rates offered by banks and other depositary institutions are subject to change at any time specified by the issuing institution.

MONEY MARKET FUNDS. Investors may also want to compare performance of the Fund to that of money market funds. Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.

LIPPER ANALYTICAL SERVICES, INC. ("LIPPER") AND OTHER INDEPENDENT RANKING ORGANIZATIONS. From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund's performance may also be compared to the average performance of its Lipper category.

MORNINGSTAR, INC. The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute and do not represent future results.

INDEPENDENT SOURCES. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund, especially those with similar objectives. Sources for fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Smart Money, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron's, and a variety of investment newsletters.

INDICES. The Fund may compare its performance to a wide variety of indices. There are differences and similarities between the investments that a Fund may purchase and the investments measured by the indices.

HISTORICAL ASSET CLASS RETURNS. From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, common stocks, and small stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

STRONG FUNDS.   The Strong Funds offer a comprehensive range of conservative to aggressive investment options. The Strong Funds and their investment objectives are listed below. The Funds are listed in ascending order of risk and return, as determined by the Funds' Advisor.

FUND NAME                    INVESTMENT OBJECTIVE


Strong Investors Money Fund            Current income, a stable share price, and daily liquidity.
-------------------------------------  -----------------------------------------------------------------------------------
Strong Money Market Fund               Current income, a stable share price, and daily liquidity.
-------------------------------------  -----------------------------------------------------------------------------------
Strong Heritage Money Fund             Current income, a stable share price, and daily liquidity.
-------------------------------------  -----------------------------------------------------------------------------------
Strong Municipal Money Market Fund     Federally tax-exempt current income, a stable share-price, and daily liquidity.
-------------------------------------  -----------------------------------------------------------------------------------
Strong Municipal Advantage Fund        Federally tax-exempt current income with a very low degree of share-price fluctuation.
-------------------------------------  -----------------------------------------------------------------------------------
Strong Advantage Fund                  Current income with a very low degree of share-price fluctuation.
-------------------------------------  -----------------------------------------------------------------------------------
Strong Short-Term Municipal Bond       Total return by investing for a high level of federally tax-exempt current income
Fund                                   with a low degree of share-price fluctuation.
-------------------------------------  -----------------------------------------------------------------------------------
Strong Short-Term Bond Fund            Total return by investing for a high level of current income with a low degree of share-price fluctuation.
-------------------------------------  -----------------------------------------------------------------------------------

Strong Short-Term Global Bond Fund     Total return by investing for a high level of income with a low degree of share price fluctuation.
-------------------------------------  -----------------------------------------------------------------------------------
Strong Short-Term High Yield           Total return by investing for a high level of federally tax-exempt current income
Municipal Fund                         with a moderate degree of share-price fluctuation.
-------------------------------------  -----------------------------------------------------------------------------------
Strong Short-Term High Yield Bond      Total return by investing for a high level of current income with a moderate
Fund                                   degree of share-price fluctuation.
-------------------------------------  -----------------------------------------------------------------------------------
Strong Government Securities Fund      Total return by investing for a high level of current income with a moderate degree of share-price fluctuation.
-------------------------------------  -----------------------------------------------------------------------------------
Strong Municipal Bond Fund             Total return by investing for a high level of federally tax-exempt current income with a moderate degree of share-price fluctuation.
-------------------------------------  -----------------------------------------------------------------------------------
Strong Corporate Bond Fund             Total return by investing for a high level of current income with a moderate degree of share-price fluctuation.
-------------------------------------  -----------------------------------------------------------------------------------
Strong High-Yield Municipal Bond       Total return by investing for a high level of federally tax-exempt current
Fund                                   income.
-------------------------------------  -----------------------------------------------------------------------------------
Strong High-Yield Bond Fund            Total return by investing for a high level of current income and capital growth.
-------------------------------------  -----------------------------------------------------------------------------------
Strong Global High-Yield Bond Fund     Total return by investing for a high level of current income and capital growth.
-------------------------------------  -----------------------------------------------------------------------------------
Strong International Bond Fund         High total return by investing for both income and capital appreciation.
-------------------------------------  -----------------------------------------------------------------------------------
Strong Asset Allocation Fund           High total return consistent with reasonable risk over the long term.
-------------------------------------  -----------------------------------------------------------------------------------
Strong Equity Income Fund              Total return by investing for both income and capital growth.
-------------------------------------  -----------------------------------------------------------------------------------
Strong American Utilities Fund         Total return by investing for both income and capital growth.
-------------------------------------  -----------------------------------------------------------------------------------
Strong Blue Chip 100 Fund              Total return by investing for both income and capital growth.
-------------------------------------  -----------------------------------------------------------------------------------
Strong Limited Resources Fund          Total return by investing for both capital growth and income.
-------------------------------------  -----------------------------------------------------------------------------------
Strong Total Return Fund               High total return by investing for capital growth and income.
-------------------------------------  -----------------------------------------------------------------------------------
Strong Growth and Income Fund          High total return by investing for capital growth and income.
-------------------------------------  -----------------------------------------------------------------------------------
Strong Index 500 Fund                  To approximate as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly traded common stocks composed of the larger capitalized companies.
-------------------------------------  -----------------------------------------------------------------------------------
Strong Schafer Balanced Fund           Total return by investing for both income and capital growth.
-------------------------------------  -----------------------------------------------------------------------------------
Strong Schafer Value Fund              Long-term capital appreciation principally through investment in common stocks and other equity securities.  Current income is a secondary objective.
-------------------------------------  -----------------------------------------------------------------------------------
Strong Dow 30 Value Fund               Capital growth.
-------------------------------------  -----------------------------------------------------------------------------------
Strong Value Fund                      Capital growth.
-------------------------------------  -----------------------------------------------------------------------------------
Strong Opportunity Fund                Capital growth.
-------------------------------------  -----------------------------------------------------------------------------------

Strong Mid Cap Disciplined Fund        Capital growth.
-------------------------------------  -----------------------------------------------------------------------------------
Strong Mid Cap Growth Fund             Capital growth.
-------------------------------------  -----------------------------------------------------------------------------------
Strong Common Stock Fund*              Capital growth.
-------------------------------------  -----------------------------------------------------------------------------------
Strong Strategic Growth Fund           Capital growth.
-------------------------------------  -----------------------------------------------------------------------------------
Strong Small Cap Value Fund            Capital growth.
-------------------------------------  -----------------------------------------------------------------------------------
Strong Growth Fund                     Capital growth.
-------------------------------------  -----------------------------------------------------------------------------------

Strong Discovery Fund               Capital growth.
----------------------------------  ---------------------------------
Strong U.S. Emerging Growth Fund    Capital growth.
----------------------------------  ---------------------------------
Strong Enterprise Fund              Capital growth.
----------------------------------  ---------------------------------
Strong Growth 20 Fund              Capital growth.
----------------------------------  ---------------------------------
Strong International Stock Fund     Capital growth.
----------------------------------  ---------------------------------
Strong Overseas Fund                Capital growth.
----------------------------------  ---------------------------------
Strong Foreign MajorMarketsSM Fund  Capital growth.
----------------------------------  ---------------------------------
Strong Asia Pacific Fund            Capital growth.
----------------------------------  ---------------------------------


* The Fund is closed to new investors, except the Fund may continue to offer its shares through certain 401(k) plans and similar company-sponsored retirement plans.

The Advisor also serves as Advisor to several management investment companies, some of which fund variable annuity separate accounts of certain insurance companies.

The Fund may from time to time be compared to other Strong Funds based on a risk/reward spectrum. In general, the amount of risk associated with any investment product is commensurate with that product's potential level of reward. The Strong Funds risk/reward continuum or any Fund's position on the continuum may be described or diagrammed in marketing materials. The Strong Funds risk/reward continuum positions the risk and reward potential of each Strong Fund relative to the other Strong Funds, but is not intended to position any Strong Fund relative to other mutual funds or investment products. Marketing materials may also discuss the relationship between risk and reward as it relates to an individual investor's portfolio.

TYING TIME FRAMES TO YOUR GOALS. There are many issues to consider as you make your investment decisions, including analyzing your risk tolerance, investing experience, and asset allocations. You should start to organize your investments by learning to link your many financial goals to specific time frames. Then you can begin to identify the appropriate types of investments to help meet your goals. As a general rule of thumb, the longer your time horizon, the more price fluctuation you will be able to tolerate in pursuit of higher returns. For that reason, many people with longer-term goals select stocks or long-term bonds, and many people with nearer-term goals match those up with for instance, short-term bonds. The Advisor developed the following suggested holding periods to help our investors set realistic expectations for both the risk and reward potential of our funds. (See table below.) Of course, time is just one element to consider when making your investment decision.

                 STRONG FUNDS SUGGESTED MINIMUM HOLDING PERIODS


UNDER 1 YEAR                       1 TO 2 YEARS                        4 TO 7 YEARS
------------------------------------------------------------------------------------------------------
Money Market Fund                  Advantage Fund                      Government Securities Fund
Heritage Money Fund                Municipal Advantage Fund            Municipal Bond Fund
Municipal Money Market                                                 Corporate Bond Fund
Fund                               2 TO 4 YEARS                        International Bond Fund
Investors Money Fund               Short-Term Bond Fund                High-Yield Municipal Bond Fund
                                   Short-Term Municipal Bond Fund      High-Yield Bond Fund
                                   Short-Term Global Bond Fund         Global High-Yield Bond Fund
                                   Short-Term High Yield Bond Fund
                                   Short-Term High Yield
                                   Municipal Fund

5 OR MORE YEARS
-----------------------------------
Asset Allocation Fund
American Utilities Fund
Index 500 Fund
Total Return Fund
Opportunity Fund
Growth Fund
Common Stock Fund*
Discovery Fund
International Stock Fund
Asia Pacific Fund
Value Fund
Growth and Income Fund
Equity Income Fund
Mid Cap Growth Fund
Schafer Value Fund
Growth 20 Fund
Blue Chip 100 Fund
Small Cap Value Fund
Dow 30 Value Fund
Schafer Balanced Fund
Limited Resources Fund
Overseas Fund
Foreign MajorMarketsSM Fund
Strategic Growth Fund
Enterprise Fund
Mid Cap Disciplined Fund
U.S. Emerging Growth Fund

* This Fund is closed to new investors, except the Fund may continue to offer its shares through certain 401(k) plans and similar company-sponsored retirement plans.

ADDITIONAL FUND INFORMATION

PORTFOLIO CHARACTERISTICS. In order to present a more complete picture of the Fund's portfolio, marketing materials may include various actual or estimated portfolio characteristics, including but not limited to median market capitalizations, earnings per share, alphas, betas, price/earnings ratios, returns on equity, dividend yields, capitalization ranges, growth rates, price/book ratios, top holdings, sector breakdowns, asset allocations, quality breakdowns, and breakdowns by geographic region.

MEASURES OF VOLATILITY AND RELATIVE PERFORMANCE. Occasionally statistics may be used to specify fund volatility or risk. The general premise is that greater volatility connotes greater risk undertaken in achieving performance. Measures of volatility or risk are generally used to compare the Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is a statistical tool that measures the degree to which a fund's performance has varied from its average performance during a particular time period.



Standard deviation is calculated using the following formula:

     Standard deviation = the square root of  S(xi - xm)2
                                                  n-1

Where:     S = "the sum of",
     xi = each individual return during the time period, xm = the average return over the time period, and n = the number of individual returns during the time period.

Statistics may also be used to discuss the Fund's relative performance. One such measure is alpha. Alpha measures the actual return of a fund compared to the expected return of a fund given its risk (as measured by beta). The expected return is based on how the market as a whole performed, and how the particular fund has historically performed against the market. Specifically, alpha is the actual return less the expected return. The expected return is computed by multiplying the advance or decline in a market representation by the Fund's beta. A positive alpha quantifies the value that the fund manager has added, and a negative alpha quantifies the value that the fund manager has lost.

Other measures of volatility and relative performance may be used as appropriate. However, all such measures will fluctuate and do not represent future results.

                              GENERAL INFORMATION

BUSINESS PHILOSOPHY

The Advisor is an independent, Midwestern-based investment advisor, owned by professionals active in its management. Recognizing that investors are the focus of its business, the Advisor strives for excellence both in investment management and in the service provided to investors. This commitment affects many aspects of the business, including professional staffing, product development, investment management, and service delivery.

The increasing complexity of the capital markets requires specialized skills and processes for each asset class and style. Therefore, the Advisor believes that active management should produce greater returns than a passively managed index. The Advisor has brought together a group of top-flight investment professionals with diverse product expertise, and each concentrates on their investment specialty. The Advisor believes that people are the firm's most important asset. For this reason, continuity of professionals is critical to the firm's long-term success.

INVESTMENT ENVIRONMENT

Discussions of economic, social, and political conditions and their impact on the Fund may be used in advertisements and sales materials. Such factors that may impact the Fund include, but are not limited to, changes in interest rates, political developments, the competitive environment, consumer behavior, industry trends, technological advances, macroeconomic trends, and the supply and demand of various financial instruments. In addition, marketing materials may cite the portfolio management's views or interpretations of such factors.

EIGHT BASIC PRINCIPLES FOR SUCCESSFUL MUTUAL FUND INVESTING
These common sense rules are followed by many successful investors. They make sense for beginners, too. If you have a question on these principles, or would like to discuss them with us, please contact us at 1-800-368-3863.

1. HAVE A PLAN - even a simple plan can help you take control of your financial future. Review your plan once a year, or if your circumstances change.

2. START INVESTING AS SOON AS POSSIBLE. Make time a valuable ally. Let it put the power of compounding to work for you, while helping to reduce your potential investment risk.

3. DIVERSIFY YOUR PORTFOLIO. By investing in different asset classes - stocks, bonds, and cash - you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

4. INVEST REGULARLY. Investing is a process, not a one-time event. By investing regularly over the long term, you reduce the impact of short-term market gyrations, and you attend to your long-term plan before you're tempted to spend those assets on short-term needs.

5. MAINTAIN A LONG-TERM PERSPECTIVE. For most individuals, the best discipline is staying invested as market conditions change. Reactive, emotional investment decisions are all too often a source of regret - and principal loss.

6. CONSIDER STOCKS TO HELP ACHIEVE MAJOR LONG-TERM GOALS. Over time, stocks have provided the more powerful returns needed to help the value of your investments stay well ahead of inflation.

7. KEEP A COMFORTABLE AMOUNT OF CASH IN YOUR PORTFOLIO. To meet current needs, including emergencies, use a money market fund or a bank account - not your long-term investment assets.

8. KNOW WHAT YOU'RE BUYING. Make sure you understand the potential risks and rewards associated with each of your investments. Ask questions... request information...make up your own mind. And choose a fund company that helps you make informed investment decisions.

STRONG RETIREMENT PLAN SERVICES
Strong Retirement Plan Services offers a full menu of high quality, affordable retirement plan options, including traditional money purchase pension and profit sharing plans, 401(k) plans, simplified employee pension plans, salary reduction plans, Keoghs, and 403(b) plans. Retirement plan specialists are available to help companies determine which type of retirement plan may be appropriate for their particular situation.

MARKETS. The retirement plan services provided by the Advisor focus on four distinct markets, based on the belief that a retirement plan should fit the customer's needs, not the other way around.
1. SMALL COMPANY PLANS. Small company plans are designed for companies with 1-50 plan participants. The objective is to incorporate the features and benefits typically reserved for large companies, such as sophisticated recordkeeping systems, outstanding service, and investment expertise, into a small company plan without administrative hassles or undue expense. Small company plan sponsors receive a comprehensive plan administration manual as well as toll-free telephone support.
2. LARGE COMPANY PLANS. Large company plans are designed for companies with between 51 and 1,000 plan participants. Each large company plan is assigned a team of professionals consisting of an account manager, who is typically an attorney, CPA, or holds a graduate degree in business, a conversion specialist (if applicable), an accounting manager, a legal/technical manager, and an education/communications educator.
3.     WOMEN-OWNED BUSINESSES.
4.     NON-PROFIT AND EDUCATIONAL ORGANIZATIONS (THE 403(B) MARKET).

TURNKEY APPROACH. The retirement plans offered by the Advisor are designed to be streamlined and simple to administer. To this end, the Advisor has invested heavily in the equipment, systems, and people necessary to adopt or convert a plan, and to keep it running smoothly. The Advisor provides all aspects of the plan, including plan design, administration, recordkeeping, and investment management. To streamline plan design, the Advisor provides customizable IRS-approved prototype documents. The Advisor's services also include annual government reporting and testing as well as daily valuation of each participant's account. This structure is intended to eliminate the confusion and complication often associated with dealing with multiple vendors. It is also designed to save plan sponsors time and expense.

The Advisor strives to provide one-stop retirement savings programs that combine the advantages of proven investment management, flexible plan design, and a wide range of investment options. The open architecture design of the plans allow for the use of the family of mutual funds managed by the Advisor as well as a stable asset value option. Large company plans may supplement these options with their company stock (if publicly traded) or funds from other well-known mutual fund families.

EDUCATION. Participant education and communication is key to the success of any retirement program, and therefore is one of the most important services that the Advisor provides. The Advisor's goal is twofold: to make sure that plan participants fully understand their options and to educate them about the lifelong investment process. To this end, the Advisor provides attractive, readable print materials that are supplemented with audio and video tapes, and retirement education programs.

SERVICE. The Advisor's goal is to provide a world class level of service. One aspect of that service is an experienced, knowledgeable team that provides ongoing support for plan sponsors, both at adoption or conversion and throughout the life of a plan. The Advisor is committed to delivering accurate and timely information, evidenced by straightforward, complete, and understandable reports, participant account statements, and plan summaries.

The Advisor has designed both "high-tech" and "high-touch" systems, providing an automated telephone system as well as personal contact. Participants can access daily account information, conduct transactions, or have questions answered in the way that is most comfortable for them.

STRONG FINANCIAL ADVISORS GROUP

The Strong Financial Advisors Group is dedicated to helping financial advisors better serve their clients. Financial advisors receive regular updates on the mutual funds managed by the Advisor, access to portfolio managers through special conference calls, consolidated mailings of duplicate confirmation statements, access to the Advisor's network of regional representatives, and other specialized services. For more information on the Strong Financial Advisors Group, call 1-800-368-1683.



INDEPENDENT ACCOUNTANTS


PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, are the independent accountants for the Fund, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.


                                 LEGAL COUNSEL

Godfrey & Kahn, S.C., 780 North Water Street, Milwaukee, Wisconsin 53202, acts as legal counsel for the Fund.

                              FINANCIAL STATEMENTS

The Annual Report for the Fund that is attached to this SAI contains the following audited financial information:

1.     Schedule of Investments in Securities.
2.     Statement of Operations.
3.     Statement of Assets and Liabilities.
4.     Statement of Changes in Net Assets.
5.     Notes to Financial Statements.
6.     Financial Highlights.
7.     Report of Independent Accountants.

                     APPENDIX - DEFINITION OF BOND RATINGS


                     STANDARD & POOR'S ISSUE CREDIT RATINGS


A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement of the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.



Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers to be reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.


Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days - including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on the following considerations:

1. Likelihood of payment capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation.

2.     Nature of and provisions of the obligation.

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.


The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.



'AAA'



An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is EXTREMELY STRONG.



'AA'



An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is VERY STRONG.



'A'



An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still STRONG.



'BBB'

An obligation rated 'BBB' exhibits ADEQUATE protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


Obligations rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


'BB'



An obligation rated 'BB' is LESS VULNERABLE to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.



'B'



An obligation rated 'B' is MORE VULNERABLE to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.



'CCC'



An obligation rated 'CCC' is CURRENTLY VULNERABLE to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.



'CC'



An obligation rated 'CC' is  CURRENTLY HIGHLY VULNERABLE to nonpayment.



'C'



The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.



'D'



An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                         MOODY'S LONG-TERM DEBT RATINGS


Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          FITCH IBCA, INC. ("FITCH") LONG-TERM NATIONAL CREDIT RATINGS

AAA

Obligations which have the highest rating assigned by Fitch on its national rating scale for that country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Capacity for timely repayment of principal and interest is extremely strong, relative to other obligors in the same country.

AA

Obligations for which capacity for timely repayment of principal and interest is very strong relative to other obligors in the same country. The risk attached to these obligations differs only slightly from the country's highest rated debt.

A

Obligations for which capacity for timely repayment of principal and interest is strong relative to other obligors in the same country. However, adverse changes in business, economic or financial conditions are more likely to affect the capacity for timely repayment than for obligations in higher rated categories.

BBB

Obligations for which capacity for timely repayment of principal and interest is adequate relative to other obligors in the same country. However, adverse changes in business, economic or financial conditions are more likely to affect the capacity for timely repayment than for obligations in higher rated categories.

BB

Obligations for which capacity for timely repayment of principal and interest is uncertain relative to other obligors in the same country. Within the context of the country, these obligations are speculative to some degree and capacity for timely repayment remains susceptible over time to adverse changes in business, financial or economic conditions.

B

Obligations for which capacity for timely repayment of principal and interest is uncertain relative to other obligors in the same country. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions and these obligations are more speculative than those in higher rated categories.

CCC

Obligations for which there is a current perceived possibility of default relative to other obligors in the same country. Timely repayment of principal and interest is dependent on favorable business, economic or financial conditions and these obligations are far more speculative than those in higher rated categories.

CC

Obligations which are highly speculative relative to other obligors in the same country or which have a high risk of default.

C

Obligations which are currently in default.


      DUFF & PHELPS, INC. LONG-TERM DEBT AND PREFERRED STOCK RATING SCALE


Rating      Definition

AAA     Highest credit quality.  The risk factors are negligible, being only slightly more
     than for risk-free U.S. Treasury debt.

AA+     High credit quality.  Protection factors are strong.  Risk is modest but may
AA     vary slightly from time to time because of economic conditions.
AA-

A+     Protection factors are average but adequate.  However, risk factors are more

A     variable in periods of greater economic stress.

A-

BBB+     Below-average protection factors but still considered sufficient for prudent

BBB     investment.  Considerable variability in risk during economic cycles.
BBB-

BB+     Below investment grade but deemed likely to meet obligations when due.
BB     Present or prospective financial protection factors fluctuate according to

BB-     industry conditions.  Overall quality may move up or down frequently within this category.


B+     Below investment grade and possessing risk that obligations will not be met
B     when due.  Financial protection factors will fluctuate widely according to
B-     economic cycles, industry conditions and/or company fortunes.  Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.


CCC     Well below investment-grade securities.  Considerable uncertainty exists as to


     timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD     Defaulted debt obligations.  Issuer failed to meet scheduled principal and/or
     interest payments.

DP     Preferred stock with dividend arrearages.

                    THOMSON BANKWATCH LONG-TERM DEBT RATINGS

Long-Term Debt Ratings assigned by Thomson BankWatch ALSO WEIGH HEAVILY GOVERNMENT OWNERSHIP AND SUPPORT. The quality of both the company's management and franchise are of even greater importance in the Long-Term Debt Rating decisions. Long-Term Debt Ratings look out over a cycle and are not adjusted frequently for what it believes are short-term performance aberrations.

Long-Term Debt Ratings can be restricted to local currency debt - ratings will be identified by the designation LC. In addition, Long-Term Debt Ratings may include a plus (+) or minus (-) to indicate where within the category the issue is placed. BankWatch Long-Term Debt Ratings are based on the following scale:

INVESTMENT GRADE

AAA (LC-AAA) - Indicates that the ability to repay principal and interest on a timely basis is extremely high.

AA (LC-AA) - Indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A (LC-A) - Indicates the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB (LC-BBB) - The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. BBB issues are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

NON-INVESTMENT GRADE - may be speculative in the likelihood of timely repayment of principal and interest

BB (LC-BB) - While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B (LC-B) - Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.


CCC (LC-CCC) - Issues rated CCC clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

CC (LC-CC) - CC is applied to issues that are subordinate to other obligations rated CCC and are afforded less protection in the event of bankruptcy or reorganization.

D (LC-D) - Default.

                               SHORT-TERM RATINGS

               STANDARD & POOR'S SHORT-TERM ISSUE CREDIT RATINGS

'A-1'

A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

'A-2'

A short-term obligation rated 'A-2' is somewhat more susceptible to the averse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

'A-3'

A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

'B'

A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

'C'

A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

'D'


A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                        MOODY'S SHORT-TERM DEBT RATINGS

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:


PRIME - 1     Issuers rated Prime-1 (or supporting institutions) have a
superior ability for repayment of senior short-term                Debt
obligations.  Prime-1 repayment ability will often be evidenced by many of the
following                     characteristics:


Leading market positions in well-established industries.


High rates of return on funds employed.


Conservative capitalization structure with moderate reliance on debt and ample asset protection.


- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.


Well-established access to a range of financial markets and assured sources of alternate liquidity.



PRIME - 2     Issuers rated Prime-2 (or supporting institutions) have a strong
ability for repayment of senior short-term                debt obligations.
This will normally be evidenced by many of the characteristics cited above, but
to a lesser                degree. Earnings trends and coverage ratios, while
sound, may be more subject to variation.  Capitalization
characteristics, while still appropriate, may be more affected by external
conditions.  Ample alternate                liquidity is maintained.



PRIME - 3     Issuers rated Prime-3 (or supporting institutions) have an
acceptable ability for repayment of senior short-               term
obligations.  The effect of industry characteristics and market compositions
may be more pronounced.            Variability in earnings and profitability
may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.



NOT PRIME     Issuers rated Not Prime do not fall within any of the Prime rating categories.


         FITCH IBCA, INC. ("FITCH") SHORT-TERM NATIONAL CREDIT RATINGS


F1


Obligations assigned this rating have the highest capacity for timely repayment under Fitch's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.


F2



Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as 'A1' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.



F3


Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B

Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.


C

Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

                  DUFF & PHELPS, INC. SHORT-TERM DEBT RATINGS

RATING:          DEFINITION

          HIGH GRADE

D-1+     Highest certainty of timely payment.  Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

D-1     Very high certainty of timely payment.  Liquidity factors are excellent and supported by good fundamental protection factors.  Risk factors are minor.

D-1-     High certainty of timely payment.  Liquidity factors are strong and supported by good fundamental protection factors.  Risk factors are very small.

GOOD GRADE

D-2     Good certainty of timely payment.  Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

SATISFACTORY GRADE

D-3     Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

NON-INVESTMENT GRADE

D-4     Speculative investment characteristics.  Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

DEFAULT

D-5          Issuer failed to meet scheduled principal and/or interest
payments.

                   THOMSON BANKWATCH (TBW) SHORT-TERM RATINGS

TBW assigns Short-Term Debt Ratings to specific debt instruments with original maturities of one year or less.

TBW-1 (LC-1) The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 (LC-2) The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.


TBW-3 (LC-3) The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 (LC-4) The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

THE STRONG DOW 30 VALUE FUND

PROSPECTUS    May 1, 1999
































AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANYONE WHO INFORMS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.

TABLE OF CONTENTS
Your Investment.................................................................
Key Information.................................................................
What are the fund's goals?......................................................
What are the fund's principal investment strategies?............................
What are the main risks of investing in the fund?...............................
What are the fund's fees and expenses?..........................................
Who are the fund's investment advisor and portfolio managers?...................
More About the Fund's Portfolio.................................................
Financial Highlights............................................................
Your Account....................................................................
Share Price.....................................................................
Buying Shares...................................................................
Selling Shares..................................................................
Additional Policies.............................................................
Distributions...................................................................
Taxes...........................................................................
Services For Investors..........................................................
Reserved Rights.................................................................
For More Information..................................................Back Cover



IN THIS PROSPECTUS, "WE" REFERS TO STRONG CAPITAL MANAGEMENT, INC., THE INVESTMENT ADVISOR AND TRANSFER AGENT FOR THE STRONG FUNDS.

                                                                 YOUR INVESTMENT

KEY INFORMATION

WHAT ARE THE FUND'S GOALS?

The STRONG DOW 30 VALUE FUND* seeks capital growth.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

The DOW 30 VALUE FUND invests in the 30 blue-chip companies that make up the Dow Jones Industrial Average (DJIA). The fund indexes half of its assets to the DJIA. With the remaining assets, the fund's managers add to positions in select DJIA stocks based on several value criteria. The managers may sell a holding from the actively managed portion of the portfolio when it no longer fits the selection criteria.

DJIA INDEXING. With approximately 50% of the fund's net assets, the fund will maintain price-weighted positions in each of the 30 DJIA companies' securities. In this way, this portion of the fund's portfolio will seek to approximate the price-weighted total return of these companies.

OVERWEIGHTING OF DJIA. In addition, the fund will invest between 30% and 50% of its net assets in certain securities of the DJIA based upon the Dow Dividend Strategy and other valuation measures. The Dow Dividend Strategy instructs investors to place equal amounts of cash in the 10 DJIA stocks with the highest dividend yields. These 10 stocks are commonly known as the "Dogs of the Dow." The Dogs of the Dow will be readjusted by the Subadvisor at least annually. The fund may also invest in securities that are not in the Dogs of the Dow based on other valuation measures which include without limitation, price-earnings (P-E) ratio, cash flow, discounted cash flows, value of discounted dividends, P-E ratio to growth rate, and earnings momentum.

STOCK ALLOCATION. The fund may invest up to 20% of its net assets in cash and short-term investment-grade fixed income securities based upon the Subadvisor's interpretations of the Dow Theory. The Dow Theory states that a major market trend, either a Bull or Bear market, must be confirmed by a similar movement in the DJIA and the Dow Jones Transportation Average. According to Dow Theory, a significant trend is not confirmed until both of these indexes reach significant new highs or lows.

Generally, the fund will not have a position in any company greater than 10% of the fund's net assets. The fund may also engage in futures and options transactions on the DJIA for hedging or risk management purposes. The use of futures and options may include elements of leverage and the fluctuation of the value of such instruments in relation to their underlying assets may be magnified.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

GENERAL STOCK RISKS: The fund's major risks are those of investing in the stock market. This means the fund may experience sudden, unpredictable declines in value, as well as periods of poor performance. Because stock values go up and down, the value of your fund's shares may go up and down. Therefore, when you sell your investment, you may receive more or less money than you originally invested.

VALUE-STYLE INVESTING: Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the fund focuses on value-style stocks, its performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

CONCENTRATED PORTFOLIO: As a nondiversified fund, the fund takes large positions in individual stocks. As a result, the shares of this fund are likely to fluctuate in value more than those of a fund investing in a broader range of securities.

The fund is appropriate for investors who are comfortable with the risks described here and whose financial goals are five years or more in the future. The fund is not appropriate for investors concerned primarily with principal stability.

((Side Box))
*Dow JonesSM, Dow Jones Industrial AverageSM, Dow 30SM and DJIASM are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by the Strong Dow 30 Value Fund. The Strong Dow 30 Value Fund is based, in whole or in part, on the Dow Jones Industrial AverageSM. The Strong Dow 30 Value Fund is not sponsored, endorsed, sold, or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in the Fund. Please read "Other Important Information You Should Know" for additional information.

The return information below gives some indication of the risks of investing in the fund by comparing the fund's performance with a broad measure of market performance. Please keep in mind that the fund's past performance does not represent how it will perform in the future. The information assumes that you reinvested all dividends and distributions.

CALENDAR YEAR TOTAL RETURNS
[BAR GRAPH]

1998     X.X%

BEST AND WORST QUARTERLY PERFORMANCE (During the period shown)
Best quarter return: X.X% (Xst Q 1998) Worst quarter return:  X.X% (Xst Q 1998)

AVERAGE ANNUAL TOTAL RETURNS
                                 AS OF 12-31-98
FUND/INDEX                        1-YEAR          SINCE INCEPTION
DOW 30 VALUE FUND                  X.XX%          X.XX% (12-31-97)
Dow Jones Industrial AverageSM     X.XX%          X.XX%
THE DOW JONES INDUSTRIAL AVERAGESM IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET.

WHAT ARE THE FUND'S FEES AND EXPENSES?

This section describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
The fund is 100% no-load, so you pay no sales charges (loads) to buy or sell shares.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
The costs of operating the fund are deducted from fund assets, which means you pay them indirectly. These costs are deducted before computing the daily share price or making distributions. As a result, they don't appear on your account statement, but instead reduce the total return you receive from your fund investment.


ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

Management fee                           X.XX%
Other expenses                           X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES     X.XX%

EXAMPLE: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 YEAR  3 YEARS  5 YEARS  10 YEARS
------  -------  -------  --------
$XXX    $XXX     $XXX     $XXX
------  -------  -------  --------

WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGER?


Strong Capital Management, Inc. (Strong) is the investment advisor for the fund. Strong provides investment management services for mutual funds and other investment portfolios representing assets of over $34 billion. Strong began conducting business in 1974. Since then, its principal business has been providing investment advice for individuals and institutional accounts, such as pension and profit-sharing plans, as well as mutual funds, several of which are available through variable insurance products. Strong's address is P.O. Box 2936, Milwaukee, WI 53201.

Horizon Investment Services, LLC (Subadvisor) is the subadvisor for the fund under an agreement with Strong. Under this agreement and under the supervision of the fund's Board of Directors and Strong, the Subadvisor provides a continuous investment program for the fund. This means the Subadvisor selects the securities the fund buys and sells. The Subadvisor began conducting business in November 1997 and has approximately $X.X billion under management. Its address is 7412 Calumet Avenue, Suite 300, Hammond, Indiana 46324-2692.

The following individuals are the fund's portfolio managers:

CHARLES B. CARLSON co-manages the DOW 30 VALUE FUND. He has over 15 years of investment experience and is a Chartered Financial Analyst. He has been employed by the Subadvisor as a portfolio manager and Vice President since the Subadvisor was formed in November 1997. He has co-managed the fund since December 1997. Mr. Carlson has been employed by Horizon Management Services, Inc. ("HMS") and its predecessor, Dow Theory Forecasts, Inc., as Vice President since 1986. The Subadvisor is a wholly-owned subadvisory of HMS. HMS publishes and distributes investment-related newsletters through its subsidiaries. He has been employed by Horizon Publishing Company, a wholly owned subsidiary of HMS, and its predecessor, Northstar Financial Inc., since 1982. He has served as the Contributing Editor of the DOW THEORY FORECAST newsletter since 1982, the Managing Editor of the NO-LOAD STOCK INVESTOR since 1996 and the Managing Editor of THE DRIP INVESTOR newsletter since 1992. Prior to the fund's inception, Mr. Carlson had not managed a mutual fund. However, he has managed a portion of a corporate equity account of HMS. He received his bachelors degree in Journalism from Northwestern University in 1982 and his Masters in Business Administration in Finance from the University of Chicago in 1993.

RICHARD J. MORONEY co-manages the DOW 30 VALUE FUND. He has over 5 years of investment experience and is a Chartered Financial Analyst. He has been employed by the Subadvisor as a portfolio manager and Vice President since the Subadvisor was formed in November 1997. He has co-managed the fund since December 1997. Mr. Moroney is employed by HMS where he has been a Vice President and Editor of the DOW THEORY FORECAST newsletter since July 1995.
For four years prior to that, Mr. Moroney worked as Managing Editor for the DOW THEORY FORECAST newsletter. For two years prior to that, he was a research analyst for HMS' predecessor corporation, Dow Theory Forecasts, Inc. Prior to the fund's inception, Mr. Moroney had not managed a mutual fund. However, he has managed a portion of a corporate equity account of HMS. He received his bachelors degree in Journalism and Economics from Northwestern University in 1989 and his Masters in Business Administration with concentrations in Accounting and Finance from the University of Chicago in 1996.


((Side Box))
YEAR 2000 ISSUES
Your investment could be adversely affected if the computer systems used by the funds, Strong, and the funds' service providers do not properly process and calculate date-related information before, on, and after January 1, 2000. Year 2000-related computer problems could have a negative impact on your fund and the fund's investments, however we are working to avoid these problems and to obtain assurances from our service providers that they are taking similar steps.

THE FUND IS NOT SPONSORED BY DOW JONES
The fund is not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the shareholders of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly. Dow Jones' only relationship to the fund is the licensing of certain trademarks and trade names of Dow Jones and of the Dow Jones Industrial AverageSM which is determined, composed and calculated by Dow Jones without regard to fund, Dow Jones has no obligation to take the needs of the fund or its shareholders into consideration in determining, composing or calculating Dow Jones Industrial AverageSM. Dow Jones is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the fund's shares to be issued or in the determination or calculation of the equation by which the fund's shares are to be redeemed. Dow Jones has no obligation or liability in connection with the administration or marketing of the fund.

DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES INDUSTRIAL AVERAGESM OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, SHAREHOLDERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGESM OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES INDUSTRIAL AVERAGESM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES AND THE FUND.

FINANCIAL HIGHLIGHTS

This information describes investment performance for the periods shown. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report.

                            <<Financial Highlights>>

YOUR ACCOUNT

All of the Strong Funds are 100% no-load. This means that you may purchase, redeem, or exchange shares directly at their net asset value without paying a sales charge.

SHARE PRICE

Your transaction price for buying, selling, or exchanging shares is the net asset value per share (NAV). NAV is generally calculated as of the close of trading on the New York Stock Exchange (usually 3:00 p.m. Central Time) every day the NYSE is open. If the NYSE closes at any other time, or if an emergency exists, NAV may be calculated at a different time. Your share price will be the next NAV calculated after we accept your order.

NAV is based on the market value of the securities in a fund's portfolio. If market prices are not available, NAV is based on a security's fair value as determined in good faith by us under the supervision of the Board of Directors of the Strong Funds.

((Side Box))

We determine a fund's share price or NAV by dividing net assets
(the value of its investments, cash, and other assets minus its liabilities) by the number of shares outstanding.
---------------------------------------------------------------

BUYING SHARES

INVESTMENT MINIMUMS: When buying shares, you must meet the following investment minimum requirements.

                                         INITIAL INVESTMENT MINIMUM          ADDITIONAL INVESTMENT MINIMUM
--------------------------------------  -----------------------------------  -----------------------------------
REGULAR ACCOUNTS                        $2,500                               $50
--------------------------------------  -----------------------------------  -----------------------------------
EDUCATION IRA ACCOUNTS                  $500                                 $50
--------------------------------------  -----------------------------------  -----------------------------------
OTHER IRAS AND UGMA/UTMA ACCOUNTS       $250                                 $50
--------------------------------------  -----------------------------------  -----------------------------------
SIMPLE IRA, SEP-IRA, 403(B)(7),         the lesser of $250 or $25 per month  $50
KEOGH, PENSION PLAN, OR PROFIT SHARING
PLAN ACCOUNTS
--------------------------------------  -----------------------------------  -----------------------------------

PLEASE REMEMBER ...
- If you use an Automatic Investment Plan, we waive the initial investment minimum to open an account and the additional investment minimum is $50.
- You cannot use an Automatic Investment Plan with an Education IRA.
- If you open a qualified retirement plan account where we or one of our alliance partners provides administrative services, there is no initial investment minimum.

 BUYING INSTRUCTIONS
 You can buy shares in several ways.

MAIL
You can open or add to an account by mail with a check or money order made payable to Strong Funds.  Send it to the address listed on the back of this prospectus, along with your account application (for a new account) or an Additional Investment
Form (for an existing account).

TELEPHONE EXCHANGE
Sign up for telephone exchange privileges when you open your account.  To add this option to an existing account, call 1-800
368-3863 for a Shareholder Account Options Form.  Once you establish telephone exchange privileges, you can call to open a new account or to add to an existing one by exchanging shares from another identically registered Strong Funds account.

 ((Side Box))
Questions?
Call 1-800-368-3863
24 hours a day,
7 days a week

TELEPHONE PURCHASE
You can make additional investments to your existing account directly from your bank account.  If you didn't establish this option when you opened your account, call us at 1-800-368-3863 for a Shareholder Account Options Form.

STRONG DIRECT(R)
You can use Strong Direct(R)  to add to your investment from your bank account or to exchange shares between Strong Funds by calling 1-800-368-7550.  See "Services for Investors" for more information.

STRONG NETDIRECT(R)
You can use Strong netDirect(R)  at our web site, WWW.STRONGFUNDS.COM, to add to your investment from your bank account or to exchange shares between Strong Funds.  See "Services for Investors" for more information.

INVESTOR CENTER
You can visit our Investor Center in Menomonee Falls, Wisconsin, near Milwaukee.  Call 1-800-368-3863 for hours and directions.  The Investor Center only accepts checks or money orders payable to Strong Funds.  It does not accept cash or third-party checks.

WIRE
Call 1-800-368-3863 for instructions before wiring funds either to open or add to an account.  This helps to ensure that your account will be credited promptly and correctly.

AUTOMATIC INVESTMENT SERVICES
See "Services for Investors" for detailed information on all of our automatic investment services.  You can sign up for these plans when you open your account or call 1-800-368-3863 for instructions on how to add them.

BROKER-DEALER
You may purchase shares through a broker-dealer or other intermediary who may charge you a fee.

 PLEASE REMEMBER . . .
- Make checks or money orders payable to Strong Funds.
- We do not accept cash, third-party checks (checks payable to you written by another party), credit card convenience checks, or checks drawn on banks outside the U.S.
- You will be charged $20 for every check, money order, wire, or Electronic Funds Transfer returned unpaid.

 SELLING SHARES

 You can access the money in your account by selling (also called redeeming) some or all of your shares by one of the methods below. After your redemption request is accepted, we normally send you the proceeds on the next business day.

 SELLING INSTRUCTIONS
 You can sell shares in several ways.

MAIL
Write a letter of instruction.  It should specify your account number, the dollar amount or number of shares you wish to redeem, the names and signatures of the owners (or other authorized persons), and your mailing address.  Then, mail it to the address listed on the back of this prospectus.

TELEPHONE REDEMPTION
Sign up for telephone redemption privileges when you open your account or add it later by calling
1-800-368-3863 to request a Shareholder Account Options Form.  With this option, you may sell shares by phone and receive the proceeds in one of three ways:

     (1)     We can mail a check to your account's address.  Checks will not be forwarded by the Postal Service, so please notify us if your address has changed.
     (2)     We can transmit the proceeds by Electronic Funds Transfer to a properly pre-authorized bank account.  The proceeds usually will arrive at your bank two banking days after we process your redemption.
     (3)     For a $10 fee, we can transmit the proceeds by wire to a properly pre-authorized bank account. The proceeds usually will arrive at your bank the first banking day after we process your redemption.

STRONG DIRECT(R)
You can redeem shares through Strong Direct(R) at 1-800-368-7550.  See "Services for Investors" for more information.

STRONG NETDIRECT(R)
You can use Strong netDirect(R) at our web site, WWW.STRONGFUNDS.COM, to redeem shares.  See "Services for Investors" for more information.

INVESTOR CENTER
You can visit our Investor Center in Menomonee Falls, Wisconsin, near Milwaukee.  Call 1-800-368-3863 for hours and directions.

AUTOMATIC INVESTMENT SERVICES
You can set up automatic withdrawals from your account at regular intervals.  See "Services for Investors" for information on all of our automatic investment services.

BROKER-DEALER
You may sell shares through a broker-dealer or other intermediary who may charge you a fee.
----------------------------------------------------------------------------------------------------------------------------------

 PLEASE REMEMBER ...
- If you recently purchased shares, a redemption request on those shares will not be honored until 10 days after we receive the purchase check or electronic transaction.
- Some transactions and requests require a signature guarantee.
- If you are selling shares you hold in certificate form, you must submit the certificates with your redemption request. Each registered owner must sign the certificates and all signatures must be guaranteed.
- With an IRA (or other retirement account), you will be charged (1) a $10 annual account maintenance fee for each account up to a maximum of $30 and
  (2) a $10 fee for transferring assets to another custodian or for closing an account.

- If you sell shares out of a non-IRA retirement account and you are eligible to roll the sale proceeds into another retirement plan, we will withhold for federal income tax purposes a portion of the sale proceeds unless you transfer all of the proceeds to an eligible retirement plan.

  ((Side Box))
 There may be special distribution requirements that apply to retirement accounts. For instructions on
- Roth and Traditional IRA accounts, call
  1-800-368-3863, and
- SIMPLE IRA, SEP-IRA , 403(b)(7), Keogh, Pension Plan, Profit Sharing Plan, or 401(k) Plan accounts, call 1-800-368-2882.

  ((Side Box))

SIGNATURE GUARANTEES help ensure that major
transactions or changes to your account are in fact
authorized by you. For example, we require a signature
guarantee on written redemption requests for more than
$50,000.  You can obtain a signature guarantee for a
nominal fee from most banks, brokerage firms, and
other financial institutions.  A notary public stamp or
seal cannot be substituted for a signature guarantee.
--------------------------------------------------------

 ADDITIONAL POLICIES

 TELEPHONE TRANSACTIONS
 Once you place a telephone transaction request, it cannot be canceled or modified. We use reasonable procedures to confirm that telephone transaction requests are genuine. We may be responsible if we do not follow these procedures. You are responsible for losses resulting from fraudulent or unauthorized instructions received over the telephone, provided we reasonably believe the instructions were genuine. During times of unusual market activity, our phones may be busy and you may experience a delay placing a telephone request. During these times, consider trying STRONG DIRECT(R), our 24-hour automated telephone system, by calling 1-800-368-7550, or STRONG NETDIRECT(R), our on-line transaction center, by visiting WWW.STRONGFUNDS.COM. Please remember that you must have telephone redemption as an option on your account to redeem shares through STRONG DIRECT(R) or STRONG NETDIRECT(R).

 INVESTING THROUGH A THIRD PARTY
 If you invest through a third party (rather than directly with Strong Funds), the policies and fees may be different than described in this prospectus. Banks, brokers, 401(k) plans, financial advisors, and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if you are not sure.

 EARLY REDEMPTION FEE
 The fund can experience substantial price fluctuations and is intended for long-term investors. Short-term "market timers" (those who engage in frequent purchases and redemptions) can disrupt a mutual fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, the fund assesses a 0.50% fee on redemptions (including exchanges) of fund shares held for less than six months. Early redemption fees will be paid to the fund to help offset transaction costs. The fund will use the "first-in, first-out" (FIFO) method to determine the six-month holding period.

 DISTRIBUTIONS

 DISTRIBUTION POLICY
 The fund generally pays you dividends from net investment income and distributes any net capital gains that it realizes annually.

 REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
 Your dividends and capital gain distributions will be automatically reinvested in additional shares of the fund, unless you choose otherwise. Your other options are to receive checks for these payments, have them automatically invested in another Strong Fund, or have them deposited into your bank account.

 TAXES

 TAXABLE DISTRIBUTIONS
 Any net investment income and net short-term capital gain distributions you receive are taxable as ordinary dividend income at your income tax rate. Distributions of net capital gains are generally taxable as long-term capital gains. This is generally true no matter how long you have owned your shares and whether you reinvest your distributions or take them in cash. You may also have to pay taxes when you exchange or sell shares if your shares have increased in value since you bought them.

  ((Side Box))

Generally, if your investment is in a Traditional IRA or
other TAX-DEFERRED ACCOUNT, your dividends and
distributions will not be taxed at the time they are paid,
but instead at the time you withdraw them from your
account.
----------------------------------------------------------

 RETURN OF CAPITAL
 If your fund's (1) income distributions exceed its net investment income and net short-term capital gains or (2) capital gain distributions exceed its net capital gains in any year, all or a portion of those distributions may be treated as a return of capital to you. Although a return of capital is not taxed, it will reduce the cost basis of your shares.

 YEAR-END STATEMENT
 To assist you in tax preparation, after the end of each calendar year, we send you a statement of your fund's ordinary dividends and net capital gain distributions (Form 1099).

 BACKUP WITHHOLDING
 By law, we must withhold 31% of your distributions and proceeds if (1) you are subject to backup withholding or (2) you have not provided us with complete and correct taxpayer information such as your Social Security Number (SSN) or Tax Identification Number (TIN).

  ((Side Box))

Unless your investment is in a tax-deferred retirement
account such as an IRA, YOU MAY WANT TO AVOID:
-Investing a large amount in a fund close to the end of
the calendar year.  If the fund makes a capital gains
distribution, you may receive some of your
investment back as a taxable distribution.
-Selling shares of a mutual fund at a loss and then
investing in the same fund within 30 days before or
after the sale.  This is called a wash sale and you will
not be allowed to claim a tax loss on the transaction.
---------------------------------------------------------

  ((Side Box))

COST BASIS is the amount that you paid for the shares.
When you sell shares, you subtract the cost basis from the
sale proceeds to determine whether you realized an
investment gain or loss.   For example, if you bought a
share of a fund at $10 and you sold it two years later at
$11, your cost basis on the share is $10 and your gain is
$1.
----------------------------------------------------------

 Because everyone's tax situation is unique, you should consult your tax professional for assistance.

 SERVICES FOR INVESTORS

 Strong provides you with a variety of services to help you manage your investment. For more details, call 1-800-368-3863, 24 hours a day, 7 days a week. These services include:

 STRONG DIRECT (R) AUTOMATED TELEPHONE SYSTEM
 Our 24-hour automated response system enables you to use a touch-tone phone to access current share prices
  (1-800-368-3550), to access fund and account information (1-800-368-5550), and to make purchases, exchanges, or redemptions among your existing accounts if you have elected these services (1-800-368-7550). Passwords help to protect your account information.

 STRONG ON-LINE
 Visit us on-line at WWW.STRONGFUNDS.COM to access your fund's performance and portfolio holding information. In addition to general information about investing, Strong On-line offers daily performance information, portfolio manager commentaries, and information on available account options.

 STRONGMAIL
 If you register for StrongMail at WWW.STRONGMAIL.COM, you will receive your fund's closing price by e-mail each business day. In addition, StrongMail offers market news and updates throughout the day.

 STRONG NETDIRECT(R)
 If you are a shareholder, you may use netDirect(R) to access your account information 24 hours a day from your personal computer. Strong netDirect(R) allows you to view account history, account balances, and recent dividend activity, as well as to make purchases, exchanges, or redemptions among your existing accounts if you have elected these services. Encryption technology
 and passwords help to protect your account information.   You may register to
 use netDirect(R) at WWW.STRONGFUNDS.COM.

 STRONG EXCHANGE PRIVILEGE
 You may exchange shares of a Strong Fund for shares of another Strong Fund, either in writing, by telephone, or through your personal computer, if the accounts are identically registered (with the same name, address, and taxpayer identification number). Please ask us for the appropriate prospectus and read it before investing in any of the Strong Funds. Remember, an exchange is considered a sale and a purchase of fund shares for tax purposes and may result in a capital gain or loss. Some Strong Funds that you may want to exchange into may charge a redemption fee of 0.50% to 1.00% on the sale of shares held for less than six months.

 STRONG AUTOMATIC INVESTMENT SERVICES
 You may invest or redeem automatically in the following ways, some of which may be subject to additional restrictions or conditions.

 AUTOMATIC INVESTMENT PLAN (AIP)
 This plan allows you to make regular, automatic investments from your bank checking or savings account.

 AUTOMATIC EXCHANGE PLAN
 This plan allows you to make regular, automatic exchanges from one eligible Strong Fund to another.

 AUTOMATIC DIVIDEND REINVESTMENT
 Your dividends and capital gains will be automatically reinvested in additional shares of the Strong Fund that paid them, unless you choose otherwise. Your other options are to receive checks for these payments, have them automatically invested in another Strong Fund, or have them deposited into your bank account.

 NO-MINIMUM INVESTMENT PLAN
 This plan allows you to invest without meeting the minimum initial investment requirements if you invest monthly and you participate in the AIP, Automatic Exchange Plan, or Payroll Direct Deposit Plan.

 PAYROLL DIRECT DEPOSIT PLAN
 This plan allows you to send all or a portion of your paycheck, social security check, military allotment, or annuity payment to the Strong Funds of your choice.

 SYSTEMATIC WITHDRAWAL PLAN
 This plan allows you to redeem a fixed sum from your account on a regular basis. Payments may be sent electronically to a bank account or as a check to you or anyone you properly designate.

 STRONG RETIREMENT PLAN SERVICES
 We offer a wide variety of retirement plans for individuals and institutions, including large and small businesses. For information on:

- INDIVIDUAL RETIREMENT PLANS, including Traditional IRAs and Roth IRAs, call 1-800-368-3863.

- QUALIFIED RETIREMENT PLANS, including SIMPLE IRAs, SEP-IRAs, 403(b)(7)s, Keoghs, Pension Plans, Profit Sharing Plans, and 401(k) Plans, call 1-800-368-2882.

 SOME OF THESE SERVICES MAY BE SUBJECT TO ADDITIONAL RESTRICTIONS OR CONDITIONS. CALL 1-800-368-3863 FOR MORE INFORMATION.

 RESERVED RIGHTS

 We reserve the right to:

- Refuse, change, discontinue, or temporarily suspend account services including purchase, exchange, or telephone and netDirect(R) redemption privileges, for any reason.

- Reject any purchase request for any reason including exchanges from other Strong Funds. Generally, we do this if the purchase or exchange is disruptive to the efficient management of a fund (due to the timing of the investment or an investor's history of excessive trading).

- Change the minimum or maximum investment amounts.

- Delay sending out redemption proceeds for up to seven days (this generally only applies to very large redemptions without notice, excessive trading, or during unusual market conditions).

- Suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings, when trading is restricted by the SEC, or under any emergency circumstances.

- Make a redemption-in-kind (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (1) $250,000 or (2) 1% of the fund's assets. Generally, redemption-in-kind is used when large redemption requests may cause harm to the fund and its shareholders.

- Close any account that does not meet minimum investment requirements. We will give you notice and 60 days to begin an automatic investment program or to increase your balance to the required minimum.

- Reject any purchase or redemption request that does not contain all required documentation.

FOR MORE INFORMATION

More information is available upon request at no charge, including:

SHAREHOLDER REPORTS: Additional information is available in the annual and semi-annual report to shareholders. These reports contain a letter from management, discuss recent market conditions, economic trends and investment strategies that significantly affected your investment's performance during the last fiscal year, and list portfolio holdings.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI contains more details about investment policies and techniques. A current SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically contained within this prospectus.

To request information or to ask questions:

BY TELEPHONE                         FOR HEARING-IMPAIRED (TDD)
(414) 359-1400 or (800) 368-3863     (800) 999-2780

BY MAIL                              BY OVERNIGHT DELIVERY
Strong Funds                         Strong Funds
P.O. Box 2936                        900 Heritage Reserve
Milwaukee, Wisconsin 53201-2936      Menomonee Falls, Wisconsin 53051

ON THE INTERNET                      BY E-MAIL
View online or download documents:   SERVICE@STRONG-FUNDS.COM
Strong Funds: WWW.STRONGFUNDS.COM
SEC*:www.sec.gov

To reduce the volume of mail you receive, only one copy of most financial reports and prospectuses is mailed to your household. Call 1-800-368-3863 if you wish to receive additional copies, free of charge.

This prospectus is not an offer to sell securities in any place where it would be illegal to do so.

*YOU CAN ALSO OBTAIN COPIES BY VISITING THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. OR BY SENDING YOUR REQUEST AND A DUPLICATING FEE TO THE SECURITIES AND EXCHANGE COMMISSION'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-6009. YOU CAN CALL 1-800-SEC-0330 FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM.

Strong Dow 30 Value Fund, a series of Strong Equity Funds, Inc., SEC file number: 811-8100

                      STATEMENT OF ADDITIONAL INFORMATION



                           STRONG DOW 30 VALUE FUND*
                                 P.O. Box 2936
                           Milwaukee, Wisconsin 53201
                           Telephone:  (414) 359-1400
                           Toll-Free:  (800) 368-3863
                              www.strong-funds.com




     This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus of Strong Dow 30 Value Fund (the "Fund"), which is a series of Strong Equity Funds, Inc., dated May 1, 1999. Requests for copies of the Prospectus should be made by calling one of the numbers listed above.














         This Statement of Additional Information is dated May 1, 1999.







*The Fund is not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly. Dow Jones' only relationship to the Fund is the licensing of certain trademarks and trade names of Dow Jones and of the Dow Jones Industrial AverageSM which is determined, composed and calculated by Dow Jones without regard to the Fund, Dow Jones has no obligation to take the needs of the Fund or its shareholders into consideration in determining, composing or calculating Dow Jones Industrial AverageSM. Dow Jones is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund's shares to be issued or in the determination or calculation of the equation by which the Fund's shares are to be redeemed. Dow Jones has no obligation or liability in connection with the administration or marketing of the Fund.

DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES INDUSTRIAL AVERAGESM OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, SHAREHOLDERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGESM OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES INDUSTRIAL AVERAGESM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES AND THE FUND.

                            STRONG DOW 30 VALUE FUND

TABLE OF CONTENTS                                                           PAGE

INVESTMENT RESTRICTIONS........................................................3
INVESTMENT POLICIES AND TECHNIQUES.............................................5
Borrowing......................................................................5
Futures and Options............................................................5
Illiquid Securities............................................................8
Lending of Portfolio Securities................................................9
Repurchase Agreements..........................................................9
Temporary Defensive Position...................................................9
DIRECTORS AND OFFICERS........................................................10
PRINCIPAL SHAREHOLDERS........................................................11
INVESTMENT ADVISOR, SUBADVISOR, AND DISTRIBUTOR...............................12
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................14
CUSTODIAN.....................................................................17
TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT..................................17
TAXES.........................................................................18
DETERMINATION OF NET ASSET VALUE..............................................19
ADDITIONAL SHAREHOLDER INFORMATION............................................19
ORGANIZATION..................................................................21
SHAREHOLDER MEETINGS..........................................................21
PERFORMANCE INFORMATION.......................................................21
GENERAL INFORMATION...........................................................26
INDEPENDENT ACCOUNTANTS.......................................................29
LEGAL COUNSEL.................................................................29
APPENDIX - DEFINITION OF BOND RATINGS.........................................30

                     ______________________________________

     No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and the Prospectus dated December 31, 1997 and, if given or made, such information or representations may not be relied upon as having been authorized by the Fund.

 This Statement of Additional Information does not constitute an offer to sell securities.

                            INVESTMENT RESTRICTIONS

     The investment objective of the Fund is to seek capital growth. The Fund's investment objective and policies are described in detail in the Prospectus under the caption "Investment Objective and Policies." The following are the Fund's fundamental investment limitations which cannot be changed without shareholder approval.

The Fund :

1. May (i) borrow money from banks and (ii) make other investments or engage in other transactions permissible under the Investment Company Act of 1940 (the "1940 Act") which may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments). The Fund may also borrow money from the other Strong Funds or other persons to the extent permitted by applicable law.

 2.     May not issue senior securities, except as permitted under the 1940
Act.

 3. May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

 4. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

 5. May not make loans if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

 6. May not purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.

7. May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

8. May, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and restrictions as the Fund.

     The following are the Fund's non-fundamental operating policies which may be changed by the Board of Directors of the Fund without shareholder approval.

The Fund may not:

1. Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the Securities and Exchange Commission or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

2. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

3. Invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the 1940 Act.

4. Purchase securities of other investment companies except in compliance with the 1940 Act and applicable state law.

5. Invest all of its assets in the securities of a single open-end investment management company with substantially the same fundamental investment objective, restrictions and policies as the Fund.

6. Engage in futures or options on futures transactions which are impermissible pursuant to Rule 4.5 under the Commodity Exchange Act and, in accordance with Rule 4.5, will use futures or options on futures transactions solely for bona fide hedging transactions (within the meaning of the Commodity Exchange Act), provided, however, that the Fund may, in addition to bona fide hedging transactions, use futures and options on futures transactions if the aggregate initial margin and premiums required to establish such positions, less the amount by which any such options positions are in the money (within the meaning of the Commodity Exchange Act), do not exceed 5% of the Fund's net assets.

7. Borrow money except (i) from banks or (ii) through reverse repurchase agreements or mortgage dollar rolls, and will not purchase securities when bank borrowings exceed 5% of its total assets.

8.     Make any loans other than loans of portfolio securities, except through
(i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

     Except for the fundamental investment limitations listed above and the Fund's investment objective, the other investment policies described in the Prospectus and this Statement of Additional Information are not fundamental and may be changed with approval of the Fund's Board of Directors. Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (I.E., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.

                       INVESTMENT POLICIES AND TECHNIQUES

     The following information supplements the discussion of the Fund's investment objective, policies and techniques that are described in detail in the Prospectus under the captions "Investment Objective and Policies" and "Implementation of Policies and Risks."

BORROWING

     The Fund may borrow money from banks and make other investments or engage in other transactions permissible under the 1940 Act which may be considered a borrowing (such as mortgage dollar rolls and reverse repurchase agreements) as discussed under "Investment Restrictions." However, the Fund may not purchase securities when bank borrowings exceed 5% of the Fund's total assets. Presently, the Fund only intends to borrow from banks for temporary or emergency purposes.

     The Fund has established a line-of-credit (LOC) with certain banks by which the Fund may borrow funds for temporary or emergency purposes. A borrowing is presumed to be for temporary or emergency purposes if it is repaid by the Fund within sixty days and is not extended or renewed. The Fund intends to use the LOC to meet large or unexpected redemptions that would otherwise force the Fund to liquidate securities under circumstances which are unfavorable to the Fund's remaining shareholders. The Fund pays a commitment fee to the banks for the LOC.

FUTURES AND OPTIONS

     IN GENERAL. The Fund may use futures and options on the Dow Jones Industrial Average for any lawful purpose consistent with the Fund's investment objective such as hedging or managing risk.

     GENERAL LIMITATIONS. The use of futures and options is subject to applicable regulations of the Securities and Exchange Commission (the "SEC"), the several options and futures exchanges upon which they may be traded, the Commodity Futures Trading Commission ("CFTC"), and various state regulatory authorities. In addition, the Fund's ability to use such instruments may be limited by certain tax considerations. For a discussion of the federal income tax treatment of the Fund's derivative instruments, see "Taxes - Derivative Instruments."

     The Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. In accordance with Rule 4.5 of the regulations under the Commodity Exchange Act (the "CEA"), the notice of eligibility for the Fund includes representations that the Fund will use futures contracts and related options solely for bona fide hedging purposes within the meaning of CFTC regulations, provided that the Fund may hold other positions in futures contracts and related options that do not qualify as a bona fide hedging position if the aggregate initial margin deposits and premiums required to establish these positions, less the amount by which any such futures contracts and related options positions are "in the money," do not exceed 5% of the Fund's net assets. Adherence to these guidelines does not limit the Fund's risk to 5% of the Fund's assets.

     The SEC has identified certain trading practices involving derivative instruments that involve the potential for leveraging the Fund's assets in a manner that raises issues under the 1940 Act. In order to limit the potential for the leveraging of the Fund's assets, as defined under the 1940 Act, the SEC has stated that the Fund may use coverage or the segregation of the Fund's assets. To the extent required by SEC guidelines, the Fund will not enter into any such transactions unless it owns either: (i) an offsetting ("covered") position in securities, options, futures, or derivative instruments; or (ii) cash or liquid securities positions with a value sufficient at all times to cover its potential obligations to the extent that the position is not "covered". The Fund will also set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the derivative position is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     In some cases the Fund may be required to maintain or limit exposure to a specified percentage of its assets to a particular asset class. In such cases, when the Fund uses a derivative instrument to increase or decrease exposure to an asset class and is required by applicable SEC guidelines to set aside liquid assets in a segregated account to secure its obligations under the derivative instruments, the Advisor may, where reasonable in light of the circumstances, measure compliance with the applicable percentage by reference to the nature of the economic exposure created through the use of the derivative instrument and not by reference to the nature of the exposure arising from the liquid assets set aside in the segregated account (unless another interpretation is specified by applicable regulatory requirements).

     OPTIONS. The Fund may use options for any lawful purpose consistent with the Fund's investment objective such as hedging or managing risk. An option is a contract in which the "holder" (the buyer) pays a certain amount (the "premium") to the "writer" (the seller) to obtain the right, but not the obligation, to buy from the writer (in a "call") or sell to the writer (in a "put") a specific asset at an agreed upon price (the "strike price" or "exercise price") at or before a certain time (the "expiration date"). The holder pays the premium at inception and has no further financial obligation. The holder of an option will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option will receive fees or premiums but is exposed to losses due to changes in the value of the underlying asset. The Fund may buy or write (sell) put and call options on assets, such as securities, currencies, commodities, and indices of debt and equity securities ("underlying assets") and enter into closing transactions with respect to such options to terminate an existing position. Options used by the Fund may include European, American, and Bermuda style options. If an option is exercisable only at maturity, it is a "European" option; if it is also exercisable prior to maturity, it is an "American" option. If it is exercisable only at certain times, it is a "Bermuda" option.

     The Fund may purchase (buy) and write (sell) put and call options underlying assets and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable the Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by the Fund would be considered illiquid to the extent described under "Investment Policies and Techniques - Illiquid Securities." Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value.

     The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions.

     The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

     The Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and the other party to the transaction ("counter party") (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counter party to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter party to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

     The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counter party, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with counter parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counter party, the Fund might be unable to close out an OTC option position at any time prior to its expiration. If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.

     The Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except the index options may serve as a hedge against overall fluctuations in the securities market in general.

     The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

     FUTURES CONTRACTS. The Fund may use futures contracts for any lawful purpose consistent with the Fund's investment objective such as hedging or managing risk. The Fund may enter into futures contracts, including interest rate, index, and currency futures. The Fund may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. The Fund's hedging may include purchases of futures as an offset against the effect of expected increases in securities prices and sales of futures as an offset against the effect of expected declines in securities prices. The Fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. The Fund will engage in this strategy only when the Advisor believes it is more advantageous to the Fund than is purchasing the futures contract.

     To the extent required by regulatory authorities, the Fund only enters into futures contracts that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading are regulated under the CEA by the CFTC. Although techniques other than sales and purchases of futures contracts could be used to the Fund's exposure to market, or interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

     An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

     No price is paid by the Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash and/or other appropriate liquid assets in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The Fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If the Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

     Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

ILLIQUID SECURITIES

     The Fund may invest in illiquid securities (I.E., securities that are not readily marketable). However, the Fund will not acquire illiquid securities if, as a result, they would comprise more than 15% of the value of the Fund's net assets (or such other amounts as may be permitted under the 1940 Act). However, as a matter of internal policy, the Advisor intends to limit the Fund's investments in illiquid securities to 10% of its net assets.

     The Board of Directors of the Fund, or its delegate, has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are illiquid for purposes of this limitation. Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended (the "Securities Act"), such as securities that may be resold to institutional investors under Rule 144A under the Securities Act and Section 4(2) commercial paper may be considered liquid under guidelines adopted by the Fund's Board of Directors.

     The Board of Directors of the Fund has delegated to the Advisor the day-to-day determination of the liquidity of a security, although it has retained oversight and ultimate responsibility for such determinations. The Board of Directors has directed the Advisor to look to such factors as (i) the frequency of trades or quotes for a security, (ii) the number of dealers willing to purchase or sell the security and number of potential buyers, (iii) the willingness of dealers to undertake to make a market in the security, (iv) the nature of the security and nature of the marketplace trades, such as the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer, (v) the likelihood that the security's marketability will be maintained throughout the anticipated holding period, and (vi) any other relevant factors. The Advisor may determine 4(2) commercial paper to be liquid if (i) the 4(2) commercial paper is not traded flat or in default as to principal and interest, (ii) the 4(2) commercial paper is rated in one of the two highest rating categories by at least two nationally rated statistical rating organizations ("NRSRO"), or if only one NRSRO rates the security, by that NRSRO, or is determined by the Advisor to be of equivalent quality, and
(iii) the Advisor considers the trading market for the specific security taking into account all relevant factors. With respect to the Fund's foreign holdings, a foreign security may be considered liquid by the Advisor (despite its restricted nature under the Securities Act) if the security can be freely traded in a foreign securities market and all the facts and circumstances support a finding of liquidity.

     Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced in accordance with pricing procedures adopted by the Board of Directors of the Fund. If through the appreciation of restricted securities or the depreciation of unrestricted securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable (except for 144A Securities and 4(2) commercial paper deemed to be liquid by the Advisor), the Fund will take such steps as is deemed advisable, if any, to protect liquidity.

LENDING OF PORTFOLIO SECURITIES

     The Fund is authorized to lend up to 33 1/3% of the total value of its portfolio securities to broker-dealers or institutional investors that the Advisor deems qualified, but only when the borrower maintains with the Fund's custodian bank collateral either in cash or money market instruments in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Although the Fund is authorized to lend, the Fund does not presently intend to engage in lending. In determining whether to lend securities to a particular broker-dealer or institutional investor, the Advisor will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The Fund will retain authority to terminate any loans at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned. The Fund will retain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest or other distributions, when retaining such rights is considered to be in a Fund's interest.

REPURCHASE AGREEMENTS

     The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement, thereby, determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Advisor will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. Although no definitive creditworthiness criteria are used, the Advisor reviews the creditworthiness of the banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate those risks. The Fund may, under certain circumstances, deem repurchase agreements collateralized by U.S. government securities to be investments in U.S. government securities.

TEMPORARY DEFENSIVE POSITION

     When the Advisor determines that market conditions warrant a temporary defensive position, the Fund may invest without limitation in cash and short-term fixed income securities, including U.S. government securities, commercial paper, banker's acceptances, certificates of deposit, and time deposits.

                             DIRECTORS AND OFFICERS


The Board of Directors of the Fund is responsible for managing the Fund's business and affairs. Directors and officers of the Fund, together with information as to their principal business occupations during the last five years, and other information are shown below. Each director who is deemed an "interested person," as defined in the 1940 Act, is indicated by an asterisk (*). Each officer and director holds the same position with the 27 registered open-end management investment companies consisting of 53 mutual funds ("Strong Funds"). The Strong Funds, in the aggregate, pay each Director who is not a director, officer, or employee of the Advisor, or any affiliated company (a "disinterested director") an annual fee of $50,000, plus $100 per Board meeting for each Strong Fund. In addition, each disinterested director is reimbursed by the Strong Funds for travel and other expenses incurred in connection with attendance at such meetings. Other officers and directors of the Strong Funds receive no compensation or expense reimbursement from the Strong Funds.



*RICHARD S. STRONG (DOB 5/12/42), Director and Chairman of the Board of the Strong Funds.



Prior to August 1985, Mr. Strong was Chief Executive Officer of the Advisor, which he founded in 1974. Since August 1985, Mr. Strong has been a Security Analyst and Portfolio Manager of the Advisor. In October 1991, Mr. Strong also became the Chairman of the Advisor. Mr. Strong is a Director of the Advisor. Mr. Strong has been in the investment management business since 1967.

MARVIN E. NEVINS (DOB 7/19/18), Director of the Strong Funds.



Private Investor. From 1945 to 1980, Mr. Nevins was Chairman of Wisconsin Centrifugal Inc., a foundry. Mr. Nevins is a former Chairman of the Wisconsin Association of Manufacturers & Commerce. He has been a Director of A-Life Medical, Inc., San Diego, CA since 1996 and Surface Systems, Inc. (a weather information company), St. Louis, MO since 1992. He was also a regent of the Milwaukee School of Engineering and a member of the Board of Trustees of the Medical College of Wisconsin and Carroll College.



WILLIE D. DAVIS (DOB 7/24/34), Director of the Strong Funds.



Mr. Davis has been Director of Alliance Bank since 1980, Sara Lee Corporation (a food/consumer products company) since 1983, KMart Corporation (a discount consumer products company) since 1985, Dow Chemical Company since 1988, MGM Grand, Inc. (an entertainment/hotel company) since 1990, WICOR, Inc. (a utility company) since 1990, Johnson Controls, Inc. (an industrial company) since 1992, and Rally's Hamburger, Inc. since 1994. Mr. Davis has been a trustee of the University of Chicago since 1980 and Marquette University since 1988. Since 1977, Mr. Davis has been President and Chief Executive Officer of All Pro Broadcasting, Inc. Mr. Davis was a Director of the Fireman's Fund (an insurance company) from 1975 until 1990.



STANLEY KRITZIK (DOB 1/9/30), Director of the Strong Funds.


Mr. Kritzik has been a Partner of Metropolitan Associates since 1962, a Director of Aurora Health Care since 1987, and Health Network Ventures, Inc. since 1992.


WILLIAM F. VOGT (DOB 7/19/47), Director of the Strong Funds.


Mr. Vogt has been the President of Vogt Management Consulting, Inc. since 1990. From 1982 until 1990, he served as Executive Director of University Physicians of the University of Colorado. Mr. Vogt is the Past President of the Medical Group Management Association and a Fellow of the American College of Medical Practice Executives.


THOMAS P. LEMKE (DOB 7/30/54), Vice President of the Strong Funds.



Mr. Lemke has been Senior Vice President, Secretary, and General Counsel of the Advisor since September 1994. For two years prior to joining the Advisor, Mr. Lemke acted as Resident Counsel for Funds Management at J.P. Morgan & Co., Inc. From February 1989 until April 1992, Mr. Lemke acted as Associate General Counsel to Sanford C. Bernstein & Co., Inc. For two years prior to that, Mr. Lemke was Of Counsel at the Washington D.C. law firm of Tew Jorden & Schulte, a successor of Finley, Kumble & Wagner. From August 1979 until December 1986, Mr. Lemke worked at the SEC, most notably as the Chief Counsel to the Division of Investment Management (November 1984 - December 1986), and as Special Counsel to the Office of Insurance Products, Division of Investment Management (April 1982 - October 1984).

STEPHEN J. SHENKENBERG (DOB 6/14/58), Vice President and Secretary of the Strong Funds.



Mr. Shenkenberg has been Deputy General Counsel of the Advisor since November 1996. From December 1992 until November 1996, Mr. Shenkenberg acted as Associate Counsel to the Advisor. From June 1987 until December 1992, Mr. Shenkenberg was an attorney for Godfrey & Kahn, S.C., a Milwaukee law firm.



JOHN S. WEITZER (DOB 10/31/67), Vice President of the Strong Funds.



Mr. Weitzer has been Senior Counsel of the Advisor since December 1997. From July 1993 until December 1997, Mr. Weitzer acted as Associate Counsel to the Advisor.






MARY F. HOPPA  (DOB 5/31/64), Vice President of the Strong Funds.



Ms. Hoppa has been Vice President and Director of Mutual Fund Administration of the Advisor since January 1998. From October 1996 to January 1998, Ms. Hoppa acted as Director of Transfer Agency Services of the Advisor and, from January 1988 to October 1996, as Transfer Agency Systems Liaison Manager of the Advisor. From January 1987 to January 1988, Ms. Hoppa acted as a Shareholder Services Associate of the Advisor.



DANA J. RUSSART (DOB 12/1/58), Treasurer of the Strong Funds.



Ms. Russart has been Director of Retail Marketing Operations and Administration of the Advisor since May 1997. From April 1996 to May 1997, Ms. Russart was the Principal and Director of Operations of the Institutional Investment Adviser at Baird Capital Management LLC. From July 1993 to April 1996, Ms. Russart served Firstar Corporation as President of the Broker/Dealer Subsidiary Elan Investment Services, Inc. (January 1995 to April 1996), as a Vice President of the Trust and Investment Division (April 1994 to April 1996) and as a Vice President of the Investment Advisory Subsidiary, Firstar Investment Research & Management Company (July 1993 to April 1994). For three years prior to that, Ms. Russart was an Executive Vice President at Sunstone Financial Group, Inc. (Mutual Fund Service Company). From July 1981 to March 1990 Ms. Russart served Price Waterhouse as a Manager (1986 to 1990) and as a Senior Accountant (1981 to 1986).


     Except for Messrs. Nevins, Davis, Kritzik and Vogt, the address of all of the above persons is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Nevins' address is 6075 Pelican Bay Boulevard, Naples, Florida 34108. Mr. Davis' address is 161 North La Brea, Inglewood, California 90301, Mr. Kritzik's address is 1123 North Astor Street, P.O. Box 92547, Milwaukee, Wisconsin 53202-0547. Mr. Vogt's address is 2830 East Third Avenue, Denver, Colorado 80206.


Unless otherwise noted below, as of March 31, 1999, the officers and directors of the Fund in the aggregate beneficially owned less than 1% of the Fund's then outstanding shares.



 FUND   SHARES  PERCENT
------  ------  -------


                             PRINCIPAL SHAREHOLDERS


Unless otherwise noted below, as of March 31, 1999 no persons owned of record or are known to own of record or beneficially more than 5% of the Fund's then outstanding shares.



NAME AND ADDRESS    SHARES      PERCENT
----------------  ----------  ----------





                INVESTMENT ADVISOR, SUBADVISOR, AND DISTRIBUTOR


     The Advisor to the Fund is Strong Capital Management, Inc. Mr. Richard S. Strong controls the Advisor. Mr. Strong is the Chairman and a director of the Advisor, Mr. Lemke is a Senior Vice President, Secretary and General Counsel of the Advisor, Mr. Shenkenberg is Vice President, Assistant Secretary, and Deputy General Counsel of the Advisor, Ms. Hoppa is a Senior Vice President of the Advisor, Mr. Weitzer is Senior Counsel of the Advisor and Ms. Russart is Director of Retail Marketing Operations and Administration. As of March 31, 1999, the Advisor had $34 billion under management.


     The Advisory Agreement for the Fund is dated December 30, 1997, and will remain in effect for a period of two years. The Advisory Agreement was approved by the Fund's initial shareholder on its first day of operations. The Advisory Agreement is required to be approved annually by either the Board of Directors of the Fund or by vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act). In either case, each annual renewal must be approved by the vote of a majority of the Fund's directors who are not parties to the Advisory Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable, without penalty, on 60 days written notice by the Board of Directors of the Fund, by vote of a majority of the Fund's outstanding voting securities, or by the Advisor, and will terminate automatically in the event of its assignment.

     Under the terms of the Advisory Agreement, the Advisor manages the Fund's investments subject to the supervision of the Fund's Board of Directors. The Advisor is responsible for investment decisions and supplies investment research and portfolio management. At its expense, the Advisor provides office space and all necessary office facilities, equipment and personnel for servicing the investments of the Fund. The Advisor places all orders for the purchase and sale of the Fund's portfolio securities at the Fund's expense.




     As compensation for its services, the Fund pays to the Advisor a monthly management fee at the annual rate specified below of the average daily net asset value of the Fund. From time to time, the Advisor may voluntarily waive all or a portion of its management fee for the Fund.



       FUND          ANNUAL RATE
-----------------  ---------------
Dow 30 Value Fund            0.80%

The Fund paid the following management fees for the time periods indicated:


                                                          MANAGEMENT FEE
FISCAL YEAR ENDED  MANAGEMENT FEE ($)     WAIVER ($)     AFTER WAIVER ($)
-----------------  ------------------  ----------------  ----------------
         12/31/98



The organizational expenses for the Fund which were advanced by the Advisor and which will be reimbursed by the Fund over a period of not more than 60 months from the Fund's date of inception are listed below.



         FUND          ORGANIZATIONAL EXPENSES
---------------------  -----------------------
    Dow 30 Value Fund


     The Advisory Agreement requires the Advisor to reimburse the Fund in the event that the expenses and charges payable by the Fund in any fiscal year, including the management fee but excluding taxes, interest, brokerage commissions, and similar fees and to the extent permitted extraordinary expenses, exceed two percent (2%) of the average net asset value of the Fund for such year, as determined by valuations made as of the close of each business day of the year. Reimbursement of expenses in excess of the applicable limitation will be made on a monthly basis and will be paid to the Fund by reduction of the Advisor's fee, subject to later adjustment, month by month, for the remainder of the Fund's fiscal year. The Advisor may from time to time voluntarily absorb expenses for the Fund in addition to the reimbursement of expenses in excess of application limitations.

     On July 12, 1994, the Securities and Exchange Commission (the "SEC") filed an administrative action (the "Order") against the Advisor, Mr. Strong, and another employee of the Advisor in connection with conduct that occurred between 1987 and early 1990. IN RE STRONG/CORNELIUSON CAPITAL MANAGEMENT, INC., ET AL. Admin. Proc. File No. 3-8411. The proceeding was settled by consent without admitting or denying the allegations in the Order. The Order found that the Advisor and Mr. Strong aided and abetted violations of Section 17(a) of the 1940 Act by effecting trades between mutual funds, and between mutual funds and Harbour Investments Ltd. ("Harbour"), without complying with the exemptive provisions of SEC Rule 17a-7 or otherwise obtaining an exemption. It further found that the Advisor violated, and Mr. Strong aided and abetted violations of, the disclosure provisions of the 1940 Act and the Investment Advisers Act of 1940 by misrepresenting the Advisor's policy on personal trading and by failing to disclose trading by Harbour, an entity in which principals of the Advisor owned between 18 and 25 percent of the voting stock. As part of the settlement, the respondents agreed to a censure and a cease and desist order and the Advisor agreed to various undertakings, including adoption of certain procedures and a limitation for six months on accepting certain types of new advisory clients.

     On June 6, 1996, the Department of Labor (the "DOL") filed an action against the Advisor for equitable relief alleging violations of the Employee Retirement Income Security Act of 1974 ("ERISA") in connection with cross trades that occurred between 1987 and late 1989 involving certain pension accounts managed by the Advisor. Contemporaneous with this filing, the Advisor, without admitting or denying the DOL's allegations, agreed to the entry of a consent judgment resolving all matters relating to the allegations. REICH V. STRONG CAPITAL MANAGEMENT, INC., (U.S.D.C. E.D. WI) (the "Consent Judgment"). Under the terms of the Consent Judgment, the Advisor agreed to reimburse the affected accounts a total of $5.9 million. The settlement did not have any material impact on the Advisor's financial position or operations.

     The Advisor has retained Horizon Investment Services, LLC (the "Subadvisor") to manage the Fund's investments. The Subadvisor was formed in November 1997 to provide subadvisory services to the Fund and the Fund is currently the sole investment advisory client of the Subadvisor. The Subadvisor is a limited liability company organized in Indiana and is a wholly owned subsidiary of Horizon Management Services, Inc. ("HMS"), a firm that publishes and distributes investment-related newsletters through its wholly owned subsidiaries. Mr. Robert T. Evans, the President of HMS, is the controlling shareholder of HMS.

     The Fund's subadvisory agreement, dated December 30, 1997 (the "Subadvisory Agreement"), was last approved by the Fund's initial shareholder on its first day of operations. Under the Subadvisory Agreement the Subadvisor, pursuant to the oversight and supervision of the Fund's Board of Directors and the Advisor, provides a continuous investment program for the Fund. Under the Subadvisory Agreement, the Subadvisor is responsible for determining the securities to be purchased or sold by the Fund. However, the Advisor is responsible for executing the Fund's purchase or sale transactions and for managing the Fund's cash investments, which on average is expected to be less than 5% of the Fund's net assets. The Subadvisor bears all of its own expenses in providing subadvisory services to the Fund.

     The Subadvisory Agreement requires the Advisor, not the Fund, to pay the Subadvisor a fee, computed and paid monthly, at an annual rate of (i) 50% of the total management fee collected by the Advisor from the Fund on the first $1.0 billion of the Fund's net assets, (ii) 40% of the total management fee collected by the Advisor from the Fund on the Fund's net assets over $1.0 billion and up to $1.5 billion, (iii) 35% of the total management fee collected by the Advisor from the Fund on the Fund's net assets over $1.5 billion and up to $2.0 billion, (iv) 30% of the total management fee collected by the Advisor from the Fund on the Fund's net assets over $2.0 billion and up to $2.5 billion, and (v) 10% of the total management fee collected by the Advisor from the Fund on the Fund's net assets over $2.5 billion. However, prior to January 1, 2000, the Subadvisory fee shall be $250,000 per year. If the services of the Subadvisor are terminated, the Advisor shall pay a compensatory amount to Subadvisor in a manner to be determined.


The Subadvisor received the following subadvisory fees from the Advisor for the time periods indicated.



 FISCAL YEAR ENDED   SUBADVISORY FEE ($)
-------------------  -------------------
           12/31/98


     Except for expenses assumed by the Advisor, if applicable, as set forth above, or by the Distributor, as described below with respect to the distribution of the Fund's shares, the Fund is responsible for all its other expenses, including, without limitation, interest charges, taxes, brokerage commissions and similar expenses; organizational expenses; expenses of issue, sale, repurchase or redemption of shares; expenses of registering or qualifying shares for sale with the states and the SEC; expenses for printing and distributing Prospectuses and quarterly and semi-annual financial statements to existing shareholders; charges of custodians, transfer agents (including the printing and mailing of reports and notices to shareholders), registrars, auditing and legal services, clerical services related to recordkeeping and shareholder relations, printing of stock certificates; and fees for directors who are not "interested persons" of the Advisor.

     The Fund, the Advisor, and the Subadvisor have adopted a Code of Ethics (the "Code") which governs the personal trading activities of all "Access Persons" of the Advisor or Subadvisor. Access Persons include every director and officer of the Advisor or Subadvisor and the investment companies managed by the Advisor or Subadvisor, including the Fund, as well as certain employees of the Advisor or Subadvisor who have access to information relating to the purchase or sale of securities by the Advisor or Subadvisor on behalf of accounts managed by it. The Code is based upon the principal that such Access Persons have a fiduciary duty to place the interests of the Fund and the Advisor's or Subadvisor's other clients ahead of their own.

     The Code requires Access Persons (other than Access Persons who are independent directors of the investment companies managed by the Advisor or Subadvisor, including the Fund) to, among other things, preclear their securities transactions (with limited exceptions, such as transactions in shares of mutual funds, direct obligations of the U.S. government, and certain options on broad-based securities market indexes) and, with regard to the Advisor, to execute such transactions through the Advisor's trading department. The Code, which applies to all Access Persons (other than Access Persons who are independent directors of the investment companies managed by the Advisor or Subadvisor, including the Fund), includes a ban on acquiring any securities in an initial public offering, other than a new offering of a registered open-end investment company, and a prohibition from profiting on short-term trading in securities. In addition, no Access Person may purchase or sell any security which is contemporaneously being purchased or sold, or to the knowledge of the Access Person, is being considered for purchase or sale, by the Advisor or Subadvisor on behalf of any mutual fund or other account managed by it. Finally, the Code provides for trading "black out" periods of seven calendar days during which time Access Persons who are portfolio managers may not trade in securities which may have been purchased or sold by any mutual fund or other account managed by the portfolio manager.

     The Advisor provides investment advisory services for multiple clients and may give advice and take action, with respect to any client, that may differ from the advice given, or the timing or nature of action taken, with respect to any one account. However, the Advisor will allocate over a period of time, to the extent practical, investment opportunities to each account on a fair and equitable basis relative to other similarly-situated client accounts. The Advisor, its principals and associates (to the extent not prohibited by the Code), and other clients of the Advisor may have, acquire, increase, decrease, or dispose of securities or interests therein at or about the same time that the Advisor is purchasing or selling securities or interests therein for an account that are or may be deemed to be inconsistent with the actions taken by such persons.

     From time to time the Advisor votes the shares owned by the Fund according to its Statement of General Proxy Voting Policy ("Proxy Voting Policy"). The general principal of the Proxy Voting Policy is to vote any beneficial interest in an equity security prudently and solely in the best long-term economic interest of the Fund and its beneficiaries considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. Shareholders may obtain a copy of the Proxy Voting Policy upon request from the Advisor.


     Under a Distribution Agreement with the Fund dated December 30, 1997, Strong Investments, Inc. ("Distributor"), a subsidiary of the Advisor, acts as underwriter of the Fund's shares. Mr. Strong is the Chairman and Director of the Distributor, Mr. Lemke is a Vice President of the Distributor, and Mr. Shenkenberg is a Vice President and Secretary of the Distributor. The Distribution Agreement provides that the Distributor will use its best efforts to distribute the Fund's shares. Since the Fund is a "no-load" fund, no sales commissions are charged on the purchase of Fund shares. The Distribution Agreement further provides that the Distributor will bear the additional costs of printing Prospectuses and shareholder reports which are used for selling purposes, as well as advertising and any other costs attributable to the distribution of the Fund's shares. The Distributor is an indirect subsidiary of the Advisor and controlled by the Advisor and Richard S. Strong. The Distribution Agreement is subject to the same termination and renewal provisions as are described above with respect to the Advisory Agreement.


     From time to time, the Distributor may hold in-house sales incentive programs for its associated persons under which these persons may receive non-cash compensation awards in connection with the sale and distribution of the Fund's shares. These awards may include items such as, but not limited to, gifts, merchandise, gift certificates, and payment of travel expenses, meals and lodging. As required by the National Association of Securities Dealers, Inc. or NASD's proposed rule amendments in this area, any in-house sales incentive program will be multi-product oriented, I.E., any incentive will be based on an associated person's gross production of all securities within a product type and will not be based on the sales of shares of any specifically designated mutual fund.



PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Advisor and the Subadvisor are responsible for decisions to buy and sell securities for the Fund. The Advisor is responsible for the placement of the Fund's investment business and the negotiation of the commissions to be paid on such transactions. It is the policy of the Advisor, to seek the best execution at the best security price available with respect to each transaction, in light of the overall quality of brokerage and research services provided to the Advisor, or the Fund. In over-the-counter transactions, orders are placed directly with a principal market maker unless it is believed that a better price and execution can be obtained using a broker. The best price to the Fund means the best net price without regard to the mix between purchase or sale price and commissions, if any. In selecting broker-dealers and in negotiating commissions, the Advisor considers a variety of factors, including best price and execution, the full range of brokerage services provided by the broker, as well as its capital strength and stability, and the quality of the research and research services provided by the broker. Brokerage will not be allocated based on the sale of any shares of the Strong Funds.

     The Advisor has adopted procedures that provide generally for the Advisor to seek to bunch orders for the purchase or sale of the same security for the Fund, other mutual funds managed by the Advisor, and other advisory clients (collectively, the "client accounts"). The Advisor will bunch orders when it deems it to be appropriate and in the best interest of the client accounts. When a bunched order is filled in its entirety, each participating client account will participate at the average share price for the bunched order on the same business day, and transaction costs shall be shared pro rata based on each client's participation in the bunched order. When a bunched order is only partially filled, the securities purchased will be allocated on a pro rata basis to each client account participating in the bunched order based upon the initial amount requested for the account, subject to certain exceptions, and each participating account will participate at the average share price for the bunched order on the same business day.

     Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits an investment advisor, under certain circumstances, to cause an account to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of the brokerage and research services provided by the broker or dealer. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

     In carrying out the provisions of the Advisory Agreements, the Advisor may cause the Fund to pay a broker, which provides brokerage and research services to the Advisor, a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction. The Advisor believes it is important to its investment decision-making process to have access to independent research. The Advisory Agreement provides that such higher commissions will not be paid by the Fund unless (a) the Advisor determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the Advisor's overall responsibilities with respect to the accounts as to which it exercises investment discretion; (b) such payment is made in compliance with the provisions of Section 28(e), other applicable state and federal laws, and the Advisory Agreement; and (c) in the opinion of the Advisor, the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term. The investment management fee paid by the Fund under the Advisory Agreement is not reduced as a result of the Advisor's receipt of research services.

     Generally, research services provided by brokers may include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis, and analysis of corporate responsibility issues. Such research services are received primarily in the form of written reports, telephone contacts, and personal meetings with security analysts. In addition, such research services may be provided in the form of access to various computer-generated data, computer hardware and software, and meetings arranged with corporate and industry spokespersons, economists, academicians, and government representatives. In some cases, research services are generated by third parties but are provided to the Advisor by or through brokers. Such brokers may pay for all or a portion of computer hardware and software costs relating to the pricing of securities.

     Where the Advisor itself receives both administrative benefits and research and brokerage services from the services provided by brokers, it makes a good faith allocation between the administrative benefits and the research and brokerage services, and will pay for any administrative benefits with cash. In making good faith allocations between administrative benefits and research and brokerage services, a conflict of interest may exist by reason of the Advisor's allocation of the costs of such benefits and services between those that primarily benefit the Advisor and those that primarily benefit the Fund and other advisory clients.

     From time to time, the Advisor may purchase new issues of securities for the Fund in a fixed income price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling the securities to the Fund and other advisory clients, provide the Advisor with research. The National Association of Securities Dealers, Inc. or "NASD" has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

     At least annually, the Advisor considers the amount and nature of research and research services provided by brokers, as well as the extent to which such services are relied upon, and attempts to allocate a portion of the brokerage business of the Fund and other advisory clients on the basis of that consideration. In addition, brokers may suggest a level of business they would like to receive in order to continue to provide such services. The actual brokerage business received by a broker may be more or less than the suggested allocations, depending upon the Advisor's evaluation of all applicable considerations.

     The Advisor has informal arrangements with various brokers whereby, in consideration for providing research services and subject to Section 28(e), the Advisor allocates brokerage to those firms, provided that the value of any research and brokerage services was reasonable in relationship to the amount of commission paid and subject to best execution. In no case will the Advisor make binding commitments as to the level of brokerage commissions it will allocate to a broker, nor will it commit to pay cash if any informal targets are not met. The Advisor anticipates it will continue to enter into such brokerage arrangements.

     The Advisor may direct the purchase of securities on behalf of the Fund and other advisory clients in secondary market transactions, in public offerings directly from an underwriter, or in privately negotiated transactions with an issuer. When the Advisor believes the circumstances so warrant, securities purchased in public offerings may be resold shortly after acquisition in the immediate aftermarket for the security in order to take advantage of price appreciation from the public offering price or for other reasons. Short-term trading of securities acquired in public offerings, or otherwise, may result in higher portfolio turnover and associated brokerage expenses.

     The Advisor places portfolio transactions for other advisory accounts, including other mutual funds managed by the Advisor. Research services furnished by firms through which the Fund effects its securities transactions may be used by the Advisor in servicing all of its accounts; not all of such services may be used by the Advisor in connection with the Fund. In the opinion of the Advisor, it is not possible to measure separately the benefits from research services to each of the accounts managed by the Advisor. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, in the opinion of the Advisor, such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis.

     The Advisor seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and other advisory accounts, the main factors considered by the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending the investment.


     Where consistent with a client's investment objectives, investment restrictions, and risk tolerance, the Advisor may purchase securities sold in underwritten public offerings for client accounts, commonly referred to as "deal" securities. The Advisor has adopted deal allocation procedures (the "Procedures"), summarized below, that reflect the Advisor's overriding policy that deal securities must be allocated among participating client accounts in a fair and equitable manner and that deal securities may not be allocated in a manner that unfairly discriminates in favor of certain clients or types of clients.


     The Procedures provide that, in determining which client accounts a portfolio manager team will seek to have purchase deal securities, the team will consider all relevant factors including, but not limited to, the nature, size, and expected allocation to the Advisor of deal securities; the size of the account(s); the accounts' investment objectives and restrictions; the risk tolerance of the client; the client's tolerance for possibly higher portfolio turnover; the amount of commissions generated by the account during the past year; and the number and nature of other deals the client has participated in during the past year.

     Where more than one of the Advisor's portfolio manager team seeks to have client accounts participate in a deal and the amount of deal securities allocated to the Advisor by the underwriting syndicate is less than the aggregate amount ordered by the Advisor (a "reduced allocation"), the deal securities will be allocated among the portfolio manager teams based on all relevant factors. The primary factor shall be assets under management, although other factors that may be considered in the allocation decision include, but are not limited to, the nature, size, and expected allocation of the deal; the amount of brokerage commissions or other amounts generated by the respective participating portfolio manager teams; and which portfolio manager team is primarily responsible for the Advisor receiving securities in the deal. Based on the relevant factors, the Advisor has established general allocation percentages for its portfolio manager teams, and these percentages are reviewed on a regular basis to determine whether asset growth or other factors make it appropriate to use different general allocation percentages for reduced allocations.

     When a portfolio manager team receives a reduced allocation of deal securities, the portfolio manager team will allocate the reduced allocation among client accounts in accordance with the allocation percentages set forth in the team's initial allocation instructions for the deal securities, except where this would result in a DE MINIMIS allocation to any client account. On a regular basis, the Advisor reviews the allocation of deal securities to ensure that they have been allocated in a fair and equitable manner that does not unfairly discriminate in favor of certain clients or types of clients.

The Fund paid the following brokerage commissions for the time periods indicated:



  FISCAL YEAR ENDED     BROKERAGE COMMISSIONS ($)
----------------------  -------------------------
12/31/98



Unless otherwise noted below, the Fund has not acquired securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents:



  REGULAR BROKER OR DEALER (OR PARENT) ISSUER    VALUE OF SECURITIES OWNED AS OF DECEMBER 31, 1998
-----------------------------------------------  -------------------------------------------------



                                   CUSTODIAN

     Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin 53201, serves as custodian of the assets of the Fund. As a result, Firstar Trust Company has custody of all securities and cash of the Funds, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of the Fund. The custodian is in no way responsible for any of the investment policies or decisions of the Fund.

                  TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT

     The Advisor acts as transfer agent and dividend-disbursing agent for the Fund. The Advisor is compensated based on an annual fee per open account of $21.75 for the Fund, plus out-of-pocket expenses, such as postage and printing expenses in connection with shareholder communications. The Advisor also receives an annual fee per closed account of $4.20 from the Fund. The fees received and the services provided as transfer agent and dividend disbursing agent are in addition to those received and provided by the Advisor under the Advisory Agreement. In addition, the Advisor provides certain printing and mailing services for the Fund, such as printing and mailing of shareholder account statements, checks, and tax forms.

     From time to time the Fund, directly or indirectly through arrangements with the Advisor, and/or the Advisor may pay amounts to third parties that provide transfer agent and other administrative services relating to the Fund to persons who beneficially own interests in the Fund, such as participants in 401(k) plans. These services may include, among other things, sub-accounting services, transfer agent type activities, answering inquiries relating to the Fund, transmitting, on behalf of the Fund, proxy statements, annual reports, updated Prospectuses, other communications regarding the Fund, and related services as the Fund or beneficial owners may reasonably request. In such cases, the Fund will not pay fees based on the number of beneficial owners at a rate that is greater than the rate the Fund is currently paying the Advisor for providing these services to Fund shareholders.


The Fund paid the following amounts for the time periods indicated for transfer agency and dividend disbursing and printing and mailing services:



                PER ACCOUNT   OUT-OF-POCKET  PRINTING/MAILING                 TOTAL COST AFTER
     FUND       CHARGES ($)    EXPENSES ($)    SERVICES ($)      WAIVER ($)      WAIVER ($)
-------------  -------------  -------------  ----------------  -------------  ----------------
     12/31/98


                                     TAXES

GENERAL

     The Fund intends to qualify annually for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986 (the "Tax Code"). This qualification does not involve governmental supervision of the Fund's management practices or policies. The following federal tax discussion is intended to provide you with an overview of the impact of federal income tax provisions on the Fund or its shareholders. These tax provisions are subject to change by legislative or administrative action at the federal, state or local level, and any changes may be applied retroactively. Any such action that limits or restricts the Fund's current ability to pass-through earnings without taxation at the Fund level, or otherwise materially changes the Fund's tax treatment, could adversely affect the value of a shareholder's investment in the Fund. Because the Fund's taxes are a complex matter, you should consult your tax adviser for more detailed information concerning the taxation of the Fund and the federal, state and local tax consequences to shareholders of an investment in the Fund.

     In order to qualify for treatment as a RIC under the Tax Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of taxable net investment income, net short-term capital gain, and net gains from certain foreign currency transactions, if applicable) ("Distribution Requirement") plus its net interest income excludable from gross income under Section 103(a) of the Tax Code and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. From time to time the Advisor may find it necessary to make certain types of investments for the purpose of ensuring that the Fund continues to qualify for treatment as RICs under the Tax Code.

     If Fund shares are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares. Any portion of such a loss that is not disallowed will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

     The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary taxable income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

DERIVATIVE INSTRUMENTS

     The use of derivatives strategies, such as purchasing and selling (writing) options and futures and entering into forward currency contracts, if applicable, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies, if any (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, futures and forward currency contracts, if applicable, derived by the Fund with respect to its business of investing in securities or foreign currencies, if applicable, will qualify as permissible income under the Income Requirement.

     For federal income tax purposes, the Fund is required to recognize as income for each taxable year its net unrealized gains and losses on options, futures or forward currency contracts, if any, that are subject to section 1256 of the Tax Code ("Section 1256 Contracts") and are held by the Fund as of the end of the year, as well as gains and losses on Section 1256 Contracts actually realized during the year. Except for Section 1256 Contracts that are part of a "mixed straddle" and with respect to which the Fund makes a certain election, any gain or loss recognized with respect to Section 1256 Contracts is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the Section 1256 Contract.

                        DETERMINATION OF NET ASSET VALUE

     The net asset value of each Fund will be determined as of the close of trading on each day the New York Stock Exchange (the "NYSE") is open for trading. The NYSE is open for trading Monday through Friday except, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding

Friday, and when any such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or yearly accounting period.

ADDITIONAL SHAREHOLDER INFORMATION

TELEPHONE EXCHANGE AND REDEMPTION PRIVILEGES

     The Fund employs reasonable procedures to confirm that instructions communicated by telephone or the Internet are genuine. The Fund may not be liable for losses due to unauthorized or fraudulent instructions. Such procedures include but are not limited to requiring a form of personal identification prior to acting on instructions received by telephone or the Internet, providing written confirmations of such transactions to the address of record, tape recording telephone instructions and backing up Internet transactions.

REDEMPTIONS-IN-KIND

     The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates each Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the Fund. If the Advisor determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for the Fund's shares (a "redemption-in-kind"). Shareholders receiving securities or other financial assets in a redemption-in-kind may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. If you expect to make a redemption sale, as well as the associated inconveniences. If you expect to make a redemption in excess of the lesser of $250,000 or 1% of the Fund's assets during any 90-day period and would like to avoid any possibility of being paid with securities in-kind, you may do so by providing Strong Funds with an unconditional instruction to redeem at least 15 calendar days prior to the date on which the redemption transaction is to occur, specifying the dollar amount or number of shares to be redeemed and the date of the transaction (please call 1-800-368-3863). This will provide the Fund with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimize the effect of the redemption on the interests of the Fund's remaining shareholders.

RETIREMENT PLANS

INDIVIDUAL RETIREMENT ACCOUNT (IRA): Everyone under age 70 1/2 with earned income may contribute to a tax-deferred IRA. The Strong Funds offer a prototype plan for you to establish your own IRA. You are allowed to contribute up to the lesser of $2,000 or 100% of your earned income each year to your IRA (or up to $4,000 between your IRA and your non-working spouses' IRA). Under certain circumstances, your contribution will be deductible.

ROTH IRA: Taxpayers, of any age, who have earned income, and whose AGI does not exceed $110,000 (single) or $160,000 (joint) can contribute to a Roth IRA. Allowed contributions begin to phase-out at $95,000 (single) or $150,000 (joint). You are allowed to contribute up to the lesser of $2,000 or 100% of earned income each year into a Roth IRA. If you also maintain a Traditional IRA, the maximum contribution to your Roth IRA is reduced by any contributions that you make to your Traditional IRA. Distributions from a Roth IRA, if they meet certain requirements, may be federally tax free. If your AGI is $100,000 or less, you can convert your Traditional IRAs into a Roth IRA. Conversions of earnings and deductible contributions are taxable in the year of the distribution. The early distribution penalty does not apply to amounts converted to a Roth IRA even if you are under age 59 1/2.

EDUCATION IRA: Taxpayers may contribute up to $500 per year into an Education IRA for the benefit of a child under age 18. Total contributions to any one child cannot exceed $500 per year. The contributor must have adjusted income under $110,000 (single) or $160,000 (joint) to contribute to an Education IRA. Allowed contributions begin to phaseout at $95,000 (single) or $150,000(joint). Withdrawals from the Education IRA to pay qualified higher education expenses are federally tax free. Any withdrawal in excess of higher education expenses for the year are potentially subject to tax and an additional 10% penalty.

DIRECT ROLLOVER IRA: To avoid the mandatory 20% federal withholding tax on distributions, you must transfer the qualified retirement or Code section 403(b) plan distribution directly into an IRA. The distribution must be eligible for rollover. The amount of your Direct Rollover IRA contribution will not be included in your taxable income for the year.

SIMPLIFIED EMPLOYEE PENSION PLAN (SEP-IRA): A SEP-IRA plan allows an employer to make deductible contributions to separate IRA accounts established for each eligible employee.

SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLAN (SAR SEP-IRA): A SAR SEP-IRA plan is a type of SEP-IRA plan in which an employer may allow employees to defer part of their salaries and contribute to an IRA account. These deferrals help lower the employees' taxable income. Please note that you may no longer open new SAR SEP-IRA plans (since December 31, 1996). However, employers with SAR SEP-IRA plans that were established prior to January 31, 1997 may still open accounts for new employees.

SIMPLIFIED INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE-IRA): A SIMPLE-IRA plan is a retirement savings plan that allows employees to contribute a percentage of their compensation, up to $6,000, on a pre-tax basis, to a SIMPLE-IRA account. The employer is required to make annual contributions to eligible employees' accounts. All contributions grow tax-deferred.

DEFINED CONTRIBUTION PLAN: A defined contribution plan allows self-employed individuals, partners, or a corporation to provide retirement benefits for themselves and their employees. Plan types include: profit-sharing plans, money purchase pension plans, and paired plans (a combination of a profit-sharing plan and a money purchase plan).

401(K) PLAN: A 401(k) plan is a type of profit-sharing plan that allows employees to have part of their salary contributed on a pre-tax basis to a retirement plan which will earn tax-deferred income. A 401(k) plan is funded by employee contributions, employer contributions, or a combination of both.

403(B)(7) PLAN: A tax-sheltered custodial account designed to qualify under section 403(b)(7) of the Code is available for use by employees of certain educational, non-profit, hospital, and charitable organizations.

RIGHT OF SET-OFF

     To the extent not prohibited by law, the Fund, any other Strong Fund, and the Advisor each has the right to set-off against a shareholder's account balance with a Strong Fund, and redeem from such account, any debt the shareholder may owe any of these entities. This right applies even if the account is not identically registered.

BROKERS RECEIPT OF PURCHASE AND REDEMPTION ORDERS

     The Fund has authorized certain brokers to accept purchase and redemption orders on the Fund's behalf. These brokers are, in turn, authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Purchase and redemption orders received in this manner will be priced at the Fund's net asset value next computed after they are accepted by an authorized broker or the broker's authorized designee.

ORGANIZATION


The Fund is either a "Corporation" or a "Series" of common stock of a Corporation, as described in the chart below:



                        Incorporation  Date Series   Authorized      Par
      Corporation            Date        Created       Shares     Value ($)
----------------------  -------------  -----------  ------------  ---------



Strong Equity Funds, Inc.(1)         12/28/90                 Indefinite      .00001
- Strong Growth Fund*                            12/28/90     Indefinite      .00001
- Strong Value Fund*                             11/01/95     Indefinite      .00001
- Strong Mid Cap Growth Fund*                    10/28/96     Indefinite      .00001
- Strong Index 500 Fund*                         04/08/97     Indefinite      .00001
- Strong Growth 20 Fund*                         06/04/97     Indefinite      .00001
- Strong Small Cap Value Fund*                   12/10/97     Indefinite      .00001
- Strong Dow 30 Value Fund                       12/10/97     Indefinite      .00001
- Strong Strategic Growth Fund*                   5/4/98      Indefinite      .00001
- Strong Enterprise Fund*                         9/15/98     Indefinite      .00001
- Strong Mid Cap Disciplined Fund*               12/15/98     Indefinite      .00001
-Strong U.S. Emerging Growth Fund*               12/15/98     Indefinite      .00001



*  Described in a different prospectus and SAI.


(1)  Prior to November 1, 1995, the Corporation's name was Strong Growth Fund,
Inc.



The Corporation is a Wisconsin corporation that is authorized to offer separate series of shares representing interests in separate portfolios of securities, each with differing investment objectives. The shares in any one portfolio may, in turn, be offered in separate classes, each with differing preferences, limitations or relative rights. However, the Articles of Incorporation for the Corporation provide that if additional series of shares are issued by the Corporation, such new series of shares may not affect the preferences, limitations or relative rights of the Corporation's outstanding shares. In addition, the Board of Directors of the Corporation is authorized to allocate assets, liabilities, income and expenses to each series and class. Classes within a series may have different expense arrangements than other classes of the same series and, accordingly, the net asset value of shares within a series may differ.
Finally, all holders of shares of the Corporation may vote on each matter presented to shareholders for action except with respect to any matter which affects only one or more series or class, in which case only the shares of the affected series or class are entitled to vote. Each share of the Fund has one vote, and all shares participate equally in dividends and other capital gains distributions by the Fund and in the residual assets of the Fund in the event of liquidation. Fractional shares have the same rights proportionately as do full shares. Shares of the Corporation have no preemptive, conversion, or subscription rights. If the Corporation issues additional series, the assets belonging to each series of shares will be held separately by the custodian, and in effect each series will be a separate fund.

                              SHAREHOLDER MEETINGS

     The Wisconsin Business Corporation Law permits registered investment companies, such as the Corporation, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. The Corporation has adopted the appropriate provisions in its Bylaws and may, at their discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by shareholders under the 1940 Act.


     The Corporation's Bylaws allow for a director to be removed by its shareholders with or without cause, only at a meeting called for the purpose of removing the director. Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Corporation shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any director. The Secretary of the Corporation shall inform such shareholders of the reasonable estimated costs of preparing and mailing the notice of the meeting, and upon payment to the Corporation of such costs, the Corporation shall give not less than ten nor more than sixty days notice of the special meeting.

PERFORMANCE INFORMATION

     As described under "About the Fund - Performance Information" in the Prospectus, the Fund's historical performance or return may be shown in the form of "average annual total return," "total return," and "cumulative total return." From time to time, the Advisor may voluntarily waive all or a portion of its management fee and/or absorb certain expenses for the Fund.

AVERAGE ANNUAL TOTAL RETURN

     The average annual total return of the Fund is computed by finding the average annual compounded rates of return over these periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P (1 + T)n = ERV

  P =     a hypothetical initial payment of $10,000.
  T =     average annual total return.
  n =     number of years.
ERV =     ending redeemable value of a hypothetical $10,000 payment made at the beginning of the stated periods at the end of the stated periods.

TOTAL RETURN

     Calculation of the Fund's total return is not subject to a standardized formula. Total return performance for a specific period is calculated by first taking an investment (assumed below to be $10,000) ("initial investment") in the Fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

CUMULATIVE TOTAL RETURN

     Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns and cumulative total returns my be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

TOTAL RETURN



                Initial $10,000    Ending $ value     Cumulative     Average Annual
  Time Period      Investment    December 31, 1998   Total Return      Total Return
--------------  ---------------  -----------------  --------------  -----------------
      One Year
--------------  ---------------  -----------------  --------------  -----------------


COMPARISONS

(1)     U.S. TREASURY BILLS, NOTES, OR BONDS
     Investors may want to compare the performance of the Fund to that of U.S. Treasury bills, notes or bonds, which are issued by the U.S. government. Treasury obligations are issued in selected denominations. Rates of Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the United States Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities.

(2)     CERTIFICATES OF DEPOSIT
     Investors may want to compare the Fund's performance to that of certificates of deposit offered by banks and other depositary institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposits prior to maturity normally will be subject to a penalty. Rates offered by banks and other depositary institutions are subject to change at any time specified by the issuing institution.

(3)     MONEY MARKET FUNDS
     Investors may also want to compare performance of the Fund to that of money market funds. Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.

(4) LIPPER ANALYTICAL SERVICES, INC. ("LIPPER") AND OTHER INDEPENDENT RANKING ORGANIZATIONS
     From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds, with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gain dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund's performance may also be compared to the average performance of its Lipper category.

(5)     MORNINGSTAR, INC.
     The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc. which rates funds on the basis of historical risk and total return. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute and do not represent future results.

(6)     INDEPENDENT SOURCES
     Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund, especially those with similar objectives. Sources for Fund performance information and articles about the Fund may include publications such as MONEY, FORBES, KIPLINGER'S, SMART MONEY, MORNINGSTAR, INC., FINANCIAL WORLD, BUSINESS WEEK, U.S. NEWS AND WORLD REPORT, THE WALL STREET JOURNAL, BARRON'S, and a variety of investment newsletters.

(7)     INDICES

     The Fund may compare its performance to a wide variety of indices. There are differences and similarities between the investments that the Fund may purchase for its portfolio and the investments measured by indices.

(8)       HISTORICAL ASSET CLASS RETURNS
     From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, common stocks, and small stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

(9)     STRONG FAMILY OF FUNDS
     The Strong Family of Funds offers a comprehensive range of conservative to aggressive investment options. Members of the Strong Family and their investment objectives are listed below.


FUND NAME                    INVESTMENT OBJECTIVE


Strong Investors Money Fund                 Current income, a stable share price, and daily liquidity.
------------------------------------------  -----------------------------------------------------------------------------------
Strong Money Market Fund                    Current income, a stable share price, and daily liquidity.
------------------------------------------  -----------------------------------------------------------------------------------
Strong Heritage Money Fund                  Current income, a stable share price, and daily liquidity.
------------------------------------------  -----------------------------------------------------------------------------------
Strong Municipal Money Market Fund          Federally tax-exempt current income, a stable share-price, and daily liquidity.
------------------------------------------  -----------------------------------------------------------------------------------
Strong Municipal Advantage Fund             Federally tax-exempt current income with a very low degree of share-price fluctuation.
------------------------------------------  -----------------------------------------------------------------------------------
Strong Advantage Fund                       Current income with a very low degree of share-price fluctuation.
------------------------------------------  -----------------------------------------------------------------------------------
Strong Short-Term Municipal Bond            Total return by investing for a high level of federally tax-exempt current income
Fund                                        with a low degree of share-price fluctuation.
------------------------------------------  -----------------------------------------------------------------------------------
Strong Short-Term Bond Fund                 Total return by investing for a high level of current income with a low degree of share-price fluctuation.
------------------------------------------  -----------------------------------------------------------------------------------

Strong Short-Term Global Bond Fund          Total return by investing for a high level of income with a low degree of share price fluctuation.
------------------------------------------  -----------------------------------------------------------------------------------
Strong Short-Term High Yield                Total return by investing for a high level of federally tax-exempt current income
Municipal Fund                              with a moderate degree of share-price fluctuation.
------------------------------------------  -----------------------------------------------------------------------------------
Strong Short-Term High Yield Bond           Total return by investing for a high level of current income with a moderate
Fund                                        degree of share-price fluctuation.
------------------------------------------  -----------------------------------------------------------------------------------
Strong Government Securities Fund           Total return by investing for a high level of current income with a moderate degree of share-price fluctuation.
------------------------------------------  -----------------------------------------------------------------------------------
Strong Municipal Bond Fund                  Total return by investing for a high level of federally tax-exempt current income with a moderate degree of share-price fluctuation.
------------------------------------------  -----------------------------------------------------------------------------------
Strong Corporate Bond Fund                  Total return by investing for a high level of current income with a moderate degree of share-price fluctuation.
------------------------------------------  -----------------------------------------------------------------------------------
Strong High-Yield Municipal Bond Fund       Total return by investing for a high level of federally tax-exempt current income.
------------------------------------------  -----------------------------------------------------------------------------------
Strong High-Yield Bond Fund                 Total return by investing for a high level of current income and capital growth.
------------------------------------------  -----------------------------------------------------------------------------------
Strong Global High-Yield Bond Fund          Total return by investing for a high level of current income and capital growth.
------------------------------------------  -----------------------------------------------------------------------------------
Strong International Bond Fund              High total return by investing for both income and capital appreciation.
------------------------------------------  -----------------------------------------------------------------------------------
Strong Asset Allocation Fund                High total return consistent with reasonable risk over the long term.
------------------------------------------  -----------------------------------------------------------------------------------
Strong Equity Income Fund                   Total return by investing for both income and capital growth.
------------------------------------------  -----------------------------------------------------------------------------------
Strong American Utilities Fund              Total return by investing for both income and capital growth.
------------------------------------------  -----------------------------------------------------------------------------------
Strong Blue Chip 100 Fund                   Total return by investing for both income and capital growth.
------------------------------------------  -----------------------------------------------------------------------------------

Strong Limited Resources Fund               Total return by investing for both capital growth and income.
------------------------------------------  -----------------------------------------------------------------------------------
Strong Total Return Fund                    High total return by investing for capital growth and income.
------------------------------------------  -----------------------------------------------------------------------------------
Strong Growth and Income Fund               High total return by investing for capital growth and income.
------------------------------------------  -----------------------------------------------------------------------------------
Strong Index 500 Fund                       To approximate as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly traded common stocks composed of the larger capitalized companies.
------------------------------------------  -----------------------------------------------------------------------------------
Strong Schafer Balanced Fund                Total return by investing for both income and capital growth.
------------------------------------------  -----------------------------------------------------------------------------------
Strong Schafer Value Fund                   Long-term capital appreciation principally through investment in common stocks and other equity securities.  Current income is a secondary objective.
------------------------------------------  -----------------------------------------------------------------------------------
Strong Dow 30 Value Fund                    Capital growth.
------------------------------------------  -----------------------------------------------------------------------------------
Strong Value Fund                           Capital growth.
------------------------------------------  -----------------------------------------------------------------------------------
Strong Opportunity Fund                     Capital growth.
------------------------------------------  -----------------------------------------------------------------------------------

Strong Mid Cap Disciplined Fund             Capital growth.
------------------------------------------  -----------------------------------------------------------------------------------
Strong Mid Cap Growth Fund                  Capital growth.
------------------------------------------  -----------------------------------------------------------------------------------
Strong Common Stock Fund*                   Capital growth.
------------------------------------------  -----------------------------------------------------------------------------------
Strong Strategic Growth Fund                Capital growth.
------------------------------------------  -----------------------------------------------------------------------------------
Strong Small Cap Value Fund                 Capital growth.
------------------------------------------  -----------------------------------------------------------------------------------

Strong Growth Fund                  Capital growth.
----------------------------------  ---------------------------------
Strong Discovery Fund               Capital growth.
----------------------------------  ---------------------------------

Strong U.S. Emerging Growth Fund    Capital growth.
----------------------------------  ---------------------------------

Strong Enterprise Fund              Capital growth.
----------------------------------  ---------------------------------
Strong Growth 20 Fund              Capital growth.
----------------------------------  ---------------------------------
Strong International Stock Fund     Capital growth.
----------------------------------  ---------------------------------
Strong Overseas Fund                Capital growth.
----------------------------------  ---------------------------------
Strong Foreign MajorMarketsSM Fund  Capital growth.
----------------------------------  ---------------------------------
Strong Asia Pacific Fund            Capital growth.
----------------------------------  ---------------------------------



* The Fund is closed to new investors, except the Fund may continue to offer its shares through certain 401(k) plans and similar company-sponsored retirement plans.

     The Advisor also serves as Advisor or Subadvisor to several management investment companies, some of which fund variable annuity separate accounts of certain insurance companies.

     The Fund may from time to time be compared to the other funds in the Strong Family of Funds based on a risk/reward spectrum. In general, the amount of risk associated with any investment product is commensurate with that product's potential level of reward. The Strong Funds risk/reward continuum or any Fund's position on the continuum may be described or diagrammed in marketing materials. The Strong Funds risk/reward continuum positions the risk and reward potential of each Strong Fund relative to the other Strong Funds, but is not intended to position any Strong Fund relative to other mutual funds or investment products. Marketing materials may also discuss the relationship between risk and reward as it relates to an individual investor's portfolio.

     Financial goals vary from person to person. You may choose one or more of the Strong Funds to help you reach your financial goals. To help you better understand the Strong Growth Funds and determine which Fund or combination of Funds best meets your personal investment objectives, they are described in the same Prospectus.

(10)     TYING TIME FRAMES TO YOUR GOALS

     There are many issues to consider as you make your investment decisions, including analyzing your risk tolerance, investing experience, and asset allocations. You should start to organize your investments by learning to link your many financial goals to specific time frames. Then you can begin to identify the appropriate types of investments to help meet your goals. As a general rule of thumb, the longer your time horizon, the more price fluctuation you will be able to tolerate in pursuit of higher returns. For that reason, many people with longer-term goals select stocks or long-term bonds, and many people with nearer-term goals match those up with for instance, short-term bonds. The Advisor developed the following suggested holding periods to help our investors set realistic expectations for both the risk and reward potential of our funds. (See table below.) Of course, time is just one element to consider when making your investment decision.

                 STRONG FUNDS SUGGESTED MINIMUM HOLDING PERIODS


UNDER 1 YEAR                        1 TO 2 YEARS                         4 TO 7 YEARS
----------------------------------------------------------------------------------------------------
Money Market Fund                   Advantage Fund                       Government Securities Fund
Heritage Money Fund                 Municipal Advantage Fund             Municipal Bond Fund
Municipal Money Market Fund                                              Corporate Bond Fund
Investors Money Fund                2 TO 4 YEARS                         International Bond Fund
                                    Short-Term Bond Fund                 High-Yield Municipal Bond Fund
                                    Short-Term Municipal Bond Fund       High-Yield Bond Fund
                                    Short-Term Global Bond               Global High-Yield Bond Fund
                                    Fund
                                    Short-Term High Yield Bond
                                    Fund
                                    Short-Term High Yield Municipal Fund

5 OR MORE YEARS
-------------------------------

Asset Allocation
Index 500 Fund
American Utilities Fund Fund
Total Return Fund
Opportunity Fund
Growth Fund
Common Stock Fund*
Discovery Fund
International Stock Fund
Asia Pacific Fund
Value Fund
Growth and Income Fund
Equity Income Fund
Mid Cap Growth Fund
Schafer Value Fund
Growth 20 Fund
Blue Chip 100 Fund
Small Cap Value Fund
Dow 30 Value Fund
Schafer Balanced Fund
Limited Resources Fund
Overseas Fund
Foreign MajorMarketsSM Fund
Strategic Growth Fund
Enterprise Fund
Mid Cap Disciplined Fund
U.S. Emerging Growth Fund


* This Fund is closed to new investors, except the Fund may continue to offer its shares through certain 401(k) plans and similar company-sponsored retirement plans.

ADDITIONAL FUND INFORMATION

(1)     PORTFOLIO CHARACTERISTICS

     In order to present a more complete picture of the Fund's portfolio, marketing materials may include various actual or estimated portfolio characteristics, including but not limited to median market capitalizations, earnings per share, alphas, betas, price/earnings ratios, returns on equity, dividend yields, capitalization ranges, growth rates, price/book ratios, top holdings, sector breakdowns, asset allocations, quality breakdowns, and breakdowns by geographic region.

(2)     MEASURES OF VOLATILITY AND RELATIVE PERFORMANCE

     Occasionally statistics may be used to specify Fund volatility or risk. The general premise is that greater volatility connotes greater risk undertaken in achieving performance. Measures of volatility or risk are generally used to compare the Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is a statistical tool that measures the degree to which a fund's performance has varied from its average performance during a particular time period.

Standard deviation is calculated using the following formula:

      Standard deviation = the square root of  S(XI - XM)2
                                                   n-1
where      S = "the sum of",
     xi = each individual return during the time period, xm = the average return over the time period, and n = the number of individual returns during the time period.

     Statistics may also be used to discuss the Fund's relative performance. One such measure is alpha. Alpha measures the actual return of a fund compared to the expected return of a fund given its risk (as measured by beta). The expected return is based on how the market as a whole performed, and how the particular fund has historically performed against the market. Specifically, alpha is the actual return less the expected return. The expected return is computed by multiplying the advance or decline in a market representation by the fund's beta. A positive alpha quantifies the value that the fund manager has added, and a negative alpha quantifies the value that the fund manager has lost.

     Other measures of volatility and relative performance may be used as appropriate. However, all such measures will fluctuate and do not represent future results.
                              GENERAL INFORMATION

BUSINESS PHILOSOPHY

     The Advisor is an independent, Midwestern-based investment advisor, owned by professionals active in its management. Recognizing that investors are the focus of its business, the Advisor strives for excellence both in investment management and in the service provided to investors. This commitment affects many aspects of the business, including professional staffing, product development, investment management, and service delivery.

     The increasing complexity of the capital markets requires specialized skills and processes for each asset class and style. Therefore, the Advisor believes that active management should produce greater returns than a passively managed index. The Advisor has brought together a group of top-flight investment professionals with diverse product expertise, and each concentrates on their investment specialty. The Advisor believes that people are the firm's most important asset. For this reason, continuity of professionals is critical to the firm's long-term success.

INVESTMENT ENVIRONMENT

     Discussions of economic, social, and political conditions and their impact on the Funds may be used in advertisements and sales materials. Such factors that may impact the Funds include, but are not limited to, changes in interest rates, political developments, the competitive environment, consumer behavior, industry trends, technological advances, macroeconomic trends, and the supply and demand of various financial instruments. In addition, marketing materials may cite the portfolio management's views or interpretations of such factors.

EIGHT BASIC PRINCIPLES FOR SUCCESSFUL MUTUAL FUND INVESTING
     These common sense rules are followed by many successful investors. They make sense for beginners, too. If you have a question on these principles, or would like to discuss them with us, please contact us at 1-800-368-3863.
1. HAVE A PLAN - even a simple plan can help you take control of your financial future. Review your plan once a year, or if your circumstances change.
2. START INVESTING AS SOON AS POSSIBLE. Make time a valuable ally. Let it put the power of compounding to work for you, while helping to reduce your potential investment risk.
3. DIVERSIFY YOUR PORTFOLIO. By investing in different asset classes - stocks, bonds, and cash - you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.
4. INVEST REGULARLY. Investing is a process, not a one-time event. By investing regularly over the long term, you reduce the impact of short-term market gyrations, and you attend to your long-term plan before you're tempted to spend those assets on short-term needs.
5. MAINTAIN A LONG-TERM PERSPECTIVE. For most individuals, the best discipline is staying invested as market conditions change. Reactive, emotional investment decisions are all too often a source of regret - and principal loss.
6. CONSIDER STOCKS TO HELP ACHIEVE MAJOR LONG-TERM GOALS. Over time, stocks have provided the more powerful returns needed to help the value of your investments stay well ahead of inflation.
7. KEEP A COMFORTABLE AMOUNT OF CASH IN YOUR PORTFOLIO. To meet current needs, including emergencies, use a money market fund or a bank account - not your long-term investment assets.
8. KNOW WHAT YOU'RE BUYING. Make sure you understand the potential risks and rewards associated with each of your investments. Ask questions... request information...make up your own mind. And choose a fund company that helps you make informed investment decisions.
STRONG RETIREMENT PLAN SERVICES
     Strong Retirement Plan Services offers a full menu of high quality, affordable retirement plan options, including traditional money purchase pension and profit sharing plans, 401(k) plans, simplified employee pension plans, salary reduction plans, Keoghs, and 403(b) plans. Retirement plan specialists are available to help companies determine which type of retirement plan may be appropriate for their particular situation.



MARKETS:

     The retirement plan services provided by the Advisor focus on four distinct markets, based on the belief that a retirement plan should fit the customer's needs, not the other way around.
1. Small company plans. Small company plans are designed for companies with 1-50 plan participants. The objective is to incorporate the features and benefits typically reserved for large companies, such as sophisticated recordkeeping systems, outstanding service, and investment expertise, into a small company plan without administrative hassles or undue expense. Small company plan sponsors receive a comprehensive plan administration manual as well as toll-free telephone support.

2. Large company plans. Large company plans are designed for companies with between 51 and 1,000 plan participants. Each large company plan is assigned a team of professionals consisting of an account manager, who is typically an attorney, CPA, or holds a graduate degree in business, a conversion specialist (if applicable), an accounting manager, a legal/technical manager, and an education/communications educator.
3. Women-owned businesses.
4. Non-profit and educational organizations (the 403(b) market).

TURNKEY APPROACH:

     The retirement plans offered by the Advisor are designed to be streamlined and simple to administer. To this end, the Advisor has invested heavily in the equipment, systems, and people necessary to adopt or convert a plan, and to keep it running smoothly. The Advisor provides all aspects of the plan, including plan design, administration, recordkeeping, and investment management. To streamline plan design, the Advisor provides customizable IRS-approved prototype documents. The Advisor's services also include annual government reporting and testing as well as daily valuation of each participant's account. This structure is intended to eliminate the confusion and complication often associated with dealing with multiple vendors. It is also designed to save plan sponsors time and expense.

     The Advisor strives to provide one-stop retirement savings programs that combine the advantages of proven investment management, flexible plan design, and a wide range of investment options. The open architecture design of the plans allow for the use of the family of mutual funds managed by the Advisor as well as a stable asset value option. Large company plans may supplement these options with their company stock (if publicly traded) or funds from other well-known mutual fund families.

EDUCATION:

     Participant education and communication is key to the success of any retirement program, and therefore is one of the most important services that the Advisor provides. The Advisor's goal is twofold: to make sure that plan participants fully understand their options and to educate them about the lifelong investment process. To this end, the Advisor provides attractive, readable print materials that are supplemented with audio and video tapes, and retirement education programs.

SERVICE:

     The Advisor's goal is to provide a world class level of service. One aspect of that service is an experienced, knowledgeable team that provides ongoing support for plan sponsors, both at adoption or conversion and throughout the life of a plan. The Advisor is committed to delivering accurate and timely information, evidenced by straightforward, complete, and understandable reports, participant account statements, and plan summaries.

     The Advisor has designed both "high-tech" and "high-touch" systems, providing an automated telephone system as well as personal contact. Participants can access daily account information, conduct transactions, or have questions answered in the way that is most comfortable for them.



STRONG FINANCIAL ADVISORS GROUP

     The Strong Financial Advisors Group is dedicated to helping financial advisors better serve their clients. Financial advisors receive regular updates on the mutual funds managed by the Advisor, access to portfolio managers through special conference calls, consolidated mailings of duplicate confirmation statements, access to the Advisor's network of regional representatives, and other specialized services. For more information on the Strong Financial Advisors Group, call 1-800-368-1683.

                            INDEPENDENT ACCOUNTANTS

     Coopers & Lybrand L.L.P., 411 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, have been selected as the independent accountants for the Fund, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.
                                 LEGAL COUNSEL

     Godfrey & Kahn, S.C., 780 North Water Street, Milwaukee, Wisconsin 53202, acts as outside legal counsel for the Fund.

                     APPENDIX - DEFINITION OF BOND RATINGS



                     STANDARD & POOR'S ISSUE CREDIT RATINGS



A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement of the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.



Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers to be reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.



Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days - including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.



Issue credit ratings are based, in varying degrees, on the following considerations:



1. Likelihood of payment capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation.



2.     Nature of and provisions of the obligation.



3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.



The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.



'AAA'



An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is EXTREMELY STRONG.



'AA'



An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is VERY STRONG.



'A'



An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still STRONG.

'BBB'



An obligation rated 'BBB' exhibits ADEQUATE protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.



Obligations rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.



'BB'



An obligation rated 'BB' is LESS VULNERABLE to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.



'B'



An obligation rated 'B' is MORE VULNERABLE to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.



'CCC'



An obligation rated 'CCC' is CURRENTLY VULNERABLE to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.



'CC'



An obligation rated 'CC' is  CURRENTLY HIGHLY VULNERABLE to nonpayment.



'C'



The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.



'D'



An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                         MOODY'S LONG-TERM DEBT RATINGS



Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.



A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.



Baa - Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.



Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.



B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.



Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.



Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.



C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.



          FITCH IBCA, INC. ("FITCH") LONG-TERM NATIONAL CREDIT RATINGS



AAA



Obligations which have the highest rating assigned by Fitch on its national rating scale for that country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Capacity for timely repayment of principal and interest is extremely strong, relative to other obligors in the same country.



AA



Obligations for which capacity for timely repayment of principal and interest is very strong relative to other obligors in the same country. The risk attached to these obligations differs only slightly from the country's highest rated debt.






A

Obligations for which capacity for timely repayment of principal and interest is strong relative to other obligors in the same country. However, adverse changes in business, economic or financial conditions are more likely to affect the capacity for timely repayment than for obligations in higher rated categories.



BBB



Obligations for which capacity for timely repayment of principal and interest is adequate relative to other obligors in the same country. However, adverse changes in business, economic or financial conditions are more likely to affect the capacity for timely repayment than for obligations in higher rated categories.



BB



Obligations for which capacity for timely repayment of principal and interest is uncertain relative to other obligors in the same country. Within the context of the country, these obligations are speculative to some degree and capacity for timely repayment remains susceptible over time to adverse changes in business, financial or economic conditions.



B



Obligations for which capacity for timely repayment of principal and interest is uncertain relative to other obligors in the same country. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions and these obligations are more speculative than those in higher rated categories.



CCC



Obligations for which there is a current perceived possibility of default relative to other obligors in the same country. Timely repayment of principal and interest is dependent on favorable business, economic or financial conditions and these obligations are far more speculative than those in higher rated categories.



CC



Obligations which are highly speculative relative to other obligors in the same country or which have a high risk of default.



C



Obligations which are currently in default.



      DUFF & PHELPS, INC. LONG-TERM DEBT AND PREFERRED STOCK RATING SCALE



Rating      Definition



AAA     Highest credit quality.  The risk factors are negligible, being only slightly more


     than for risk-free U.S. Treasury debt.



AA+     High credit quality.  Protection factors are strong.  Risk is modest but may


AA     vary slightly from time to time because of economic conditions.


AA-



A+     Protection factors are average but adequate.  However, risk factors are more


A     variable in periods of greater economic stress.


A-




BBB+     Below-average protection factors but still considered sufficient for prudent


BBB     investment.  Considerable variability in risk during economic cycles.


BBB-

BB+     Below investment grade but deemed likely to meet obligations when due.


BB     Present or prospective financial protection factors fluctuate according to


BB-     industry conditions.  Overall quality may move up or down frequently within this category.



B+     Below investment grade and possessing risk that obligations will not be met


B     when due.  Financial protection factors will fluctuate widely according to


B-     economic cycles, industry conditions and/or company fortunes.  Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.



CCC     Well below investment-grade securities.  Considerable uncertainty exists as to


     timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.



DD     Defaulted debt obligations.  Issuer failed to meet scheduled principal and/or


     interest payments.



DP     Preferred stock with dividend arrearages.



                    THOMSON BANKWATCH LONG-TERM DEBT RATINGS



Long-Term Debt Ratings assigned by Thomson BankWatch ALSO WEIGH HEAVILY GOVERNMENT OWNERSHIP AND SUPPORT. The quality of both the company's management and franchise are of even greater importance in the Long-Term Debt Rating decisions. Long-Term Debt Ratings look out over a cycle and are not adjusted frequently for what it believes are short-term performance aberrations.



Long-Term Debt Ratings can be restricted to local currency debt - ratings will be identified by the designation LC. In addition, Long-Term Debt Ratings may include a plus (+) or minus (-) to indicate where within the category the issue is placed. BankWatch Long-Term Debt Ratings are based on the following scale:



INVESTMENT GRADE



AAA (LC-AAA) - Indicates that the ability to repay principal and interest on a timely basis is extremely high.





AA (LC-AA) - Indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.





A (LC-A) - Indicates the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.



BBB (LC-BBB) - The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. BBB issues are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.



NON-INVESTMENT GRADE - may be speculative in the likelihood of timely repayment of principal and interest



BB (LC-BB) - While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.



B (LC-B) - Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.



CCC (LC-CCC) - Issues rated CCC clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

CC (LC-CC) - CC is applied to issues that are subordinate to other obligations rated CCC and are afforded less protection in the event of bankruptcy or reorganization.



D (LC-D) - Default.



                               SHORT-TERM RATINGS



               STANDARD & POOR'S SHORT-TERM ISSUE CREDIT RATINGS



'A-1'



A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.



'A-2'



A short-term obligation rated 'A-2' is somewhat more susceptible to the averse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.



'A-3'



A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.



'B'



A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.



'C'



A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.



'D'



A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                        MOODY'S SHORT-TERM DEBT RATINGS



Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.



Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:



PRIME - 1     Issuers rated Prime-1 (or supporting institutions) have a
superior ability for repayment of senior short-term                Debt
obligations.  Prime-1 repayment ability will often be evidenced by many of the
following                     characteristics:


- Leading market positions in well-established industries.


- High rates of return on funds employed.


- Conservative capitalization structure with moderate reliance on debt and ample asset protection.


- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.


- Well-established access to a range of financial markets and assured sources of alternate liquidity.



PRIME - 2     Issuers rated Prime-2 (or supporting institutions) have a strong
ability for repayment of senior short-term                debt obligations.
This will normally be evidenced by many of the characteristics cited above, but
to a lesser                degree. Earnings trends and coverage ratios, while
sound, may be more subject to variation.  Capitalization
characteristics, while still appropriate, may be more affected by external
conditions.  Ample alternate                liquidity is maintained.



PRIME - 3     Issuers rated Prime-3 (or supporting institutions) have an
acceptable ability for repayment of senior short-               term
obligations.  The effect of industry characteristics and market compositions
may be more pronounced.            Variability in earnings and profitability
may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.



NOT PRIME     Issuers rated Not Prime do not fall within any of the Prime rating categories.



         FITCH IBCA, INC. ("FITCH") SHORT-TERM NATIONAL CREDIT RATINGS



F1



Obligations assigned this rating have the highest capacity for timely repayment under Fitch's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.



F2



Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as 'A1' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.



F3



Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.





B



Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C



Obligations for which there is a high risk of default to other obligors in the same country or which are in default.



                  DUFF & PHELPS, INC. SHORT-TERM DEBT RATINGS



RATING:          DEFINITION



          HIGH GRADE



D-1+     Highest certainty of timely payment.  Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.



D-1     Very high certainty of timely payment.  Liquidity factors are excellent and supported by good fundamental protection factors.  Risk factors are minor.



D-1-     High certainty of timely payment.  Liquidity factors are strong and supported by good fundamental protection factors.  Risk factors are very small.



GOOD GRADE



D-2     Good certainty of timely payment.  Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.



SATISFACTORY GRADE



D-3     Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.



NON-INVESTMENT GRADE



D-4     Speculative investment characteristics.  Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.



DEFAULT



D-5          Issuer failed to meet scheduled principal and/or interest
payments.



                   THOMSON BANKWATCH (TBW) SHORT-TERM RATINGS



TBW assigns Short-Term Debt Ratings to specific debt instruments with original maturities of one year or less.



TBW-1 (LC-1) The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.



TBW-2 (LC-2) The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.



TBW-3 (LC-3) The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.



TBW-4 (LC-4) The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                           STRONG EQUITY FUNDS, INC.

                                     PART C
                               OTHER INFORMATION

Item 23. EXHIBITS

     (a)     Articles of Incorporation dated July 31, 1996(3)
     (a.1)   Amendment to Articles of Incorporation dated October 22, 1996(4)
     (a.2)   Amendment to Articles of Incorporation dated April 4, 1997(5)
     (a.3)   Amendment to Articles of Incorporation dated June 24, 1997(6)
     (a.4)   Amendment to Articles of Incorporation dated December 15, 1997(7)
     (a.5)   Amendment to Articles of Incorporation dated May 4, 1998(8)
     (a.6)   Amendment to Articles of Incorporation dated September 15, 1998(9)
     (a.7)   Amendment to Articles of Incorporation dated December 15, 1998(10)
     (a.8)   Amendment to Articles of Incorporation dated February 3, 1999
     (b)     Bylaws dated October 20, 1995(1)
     (b.1)   Amendment to Bylaws dated May 1, 1998(8)
     (c)     Specimen Stock Certificate(1)
     (d)     Investment Advisory Agreement(1) [Excluding Index 500 Fund.]
     (d.1)   Subadvisory Agreement (Value Fund)(1)
     (d.2)   Subadvisory Agreement (Dow 30 Value Fund)(7)
     (d.3)   Subadvisory Agreement (U.S. Emerging Growth Fund)(10)
     (e)     Distribution Agreement(1)
     (f)     Inapplicable
     (g.1)   Custody Agreement with Firstar (Growth, Value, Mid Cap Growth,
Growth 20, Strategic Growth, Enterprise, Mid Cap Disciplined, and U.S. Emerging Growth Funds) (2)
     (g.2)   Global Custody Agreement with Brown Brothers Harriman & Co.
(Growth, Mid Cap Growth, Growth 20, Strategic Growth, Enterprise, Mid Cap Disciplined, and U.S. Emerging Growth Funds)(2)
     (g.3)   Amendment to Global Custody Agreement with Brown Brothers
Harriman & Co. dated August 26, 1996 (Growth, Mid Cap Growth, Growth 20, Strategic Growth, Enterprise, Mid Cap Disciplined, and U.S. Emerging Growth Funds)
     (g.4)   Custody Agreement with Investors Bank and Trust (Index 500
Fund)(5)
     (h) Shareholder Servicing Agent Agreement (relating to transfer and dividend-disbursing agent activities) [Excluding Index 500 Fund](1)
     (h.1)     Shareholder Servicing Agent Agreement (relating to personal services provided to shareholders)[Index 500 Fund](5)
     (i)     Inapplicable
     (j)     Inapplicable
     (k)     Inapplicable
     (l)     Inapplicable
     (m)     Inapplicable
     (n)     Inapplicable
     (o)     Inapplicable
     (p)     Power of Attorney for the Registrant dated December 27, 1996(4)
     (p.1)     Power of Attorney for the Master Investment Portfolio dated
February 13, 1997(5)
     (q)     Inapplicable
     (r)     Code of Ethics for Access Persons dated October 18, 1996(4)
     (r.1)     Code of Ethics for Non-Access Persons dated October 18, 1996(4)
__________________________

(1) Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A filed on or about December 15, 1995.

(2) Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed on or about July 30, 1996.

(3) Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed on or about October 17, 1996.

(4) Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A filed on or about December 30, 1996.

(5) Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed on or about April 25, 1997.

(6) Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed on or about June 27, 1997.

(7) Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed on or about December 24, 1997.

(8) Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A filed on or about May 18, 1998.

(9) Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on or about September 28, 1998.

(10) Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed on or about December 30, 1998.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Registrant neither controls any person nor is under common control with any other person.

Item 25.  INDEMNIFICATION

     Officers and directors of the Funds, its advisor and underwriter are insured under a joint directors and officers/errors and omissions insurance policy underwritten by a group of insurance companies in the aggregate amount of $115,000,000, subject to certain deductions. Pursuant to the authority of the Wisconsin Business Corporation Law ("WBCL"), Article VII of Registrant's Bylaws provides as follows:

ARTICLE VII.  INDEMNIFICATION OF OFFICERS AND DIRECTORS

          SECTION 7.01. MANDATORY INDEMNIFICATION. The Corporation shall indemnify, to the full extent permitted by the WBCL, as in effect from time to time, the persons described in Sections 180.0850 through 180.0859 (or any successor provisions) of the WBCL or other provisions of the law of the State of Wisconsin relating to indemnification of directors and officers, as in effect from time to time. The indemnification afforded such persons by this section shall not be exclusive of other rights to which they may be entitled as a matter of law.

          SECTION 7.02. PERMISSIVE SUPPLEMENTARY BENEFITS. The Corporation may, but shall not be required to, supplement the right of indemnification under Section 7.01 by (a) the purchase of insurance on behalf of any one or more of such persons, whether or not the Corporation would be obligated to indemnify such person under Section 7.01; (b) individual or group indemnification agreements with any one or more of such persons; and (c) advances for related expenses of such a person.

          SECTION 7.03. AMENDMENT. This Article VII may be amended or repealed only by a vote of the shareholders and not by a vote of the Board of Directors.

          SECTION 7.04. INVESTMENT COMPANY ACT. In no event shall the Corporation indemnify any person hereunder in contravention of any provision of the Investment Company Act.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

     GROWTH, GROWTH 20, SMALL CAP VALUE, MID CAP GROWTH, STRATEGIC GROWTH, ENTERPRISE, AND MID CAP DISCIPLINED FUNDS

     The information contained under "Who are the funds' investment advisor and portfolio managers?" in the Prospectus and under "Directors and Officers," "Investment Advisor," and "Distributor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

     VALUE, DOW 30 VALUE, AND U.S. EMERGING GROWTH FUNDS

     The information contained under "Who are the funds' investment advisor and portfolio managers?" in the Prospectus and under "Directors and Officers," "Investment Advisor," "Subadvisor," and "Distributor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

     INDEX 500 FUND

     The information contained under "About the Fund - Management" in the Prospectus and under "Directors and Officers" "Investment Advisor," and "Distributor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

Item 27.  PRINCIPAL UNDERWRITERS

     (a) Strong Investments, Inc., principal underwriter for Registrant, also serves as principal underwriter for Strong Advantage Fund, Inc.; Strong Asia Pacific Fund, Inc.; Strong Asset Allocation Fund, Inc.; Strong Common Stock Fund, Inc.; Strong Conservative Equity Funds, Inc.; Strong Corporate Bond Fund, Inc.; Strong Discovery Fund, Inc.; Strong Government Securities Fund, Inc.; Strong Heritage Reserve Series, Inc.; Strong High-Yield Municipal Bond Fund, Inc.; Strong Income Funds, Inc.; Strong Institutional Funds, Inc.; Strong International Equity Funds, Inc.; Strong International Income Funds, Inc.; Strong Life Stage Series, Inc.; Strong Money Market Fund, Inc.; Strong Municipal Bond Fund, Inc.; Strong Municipal Funds, Inc.; Strong Opportunity Fund, Inc.; Strong Opportunity Fund II, Inc.; Strong Schafer Funds, Inc.; Strong Schafer Value Fund, Inc.; Strong Short-Term Bond Fund, Inc.; Strong Short-Term Global Bond Fund, Inc.; Strong Short-Term Municipal Bond Fund, Inc.; Strong Total Return Fund, Inc.; and Strong Variable Insurance Funds, Inc.

     (b)

Name and Principal           Positions and Offices       Positions and Offices
BUSINESS ADDRESS             WITH UNDERWRITER            WITH FUND


Richard S. Strong            Director and Chairman     Director and Chairman of
900 Heritage Reserve         of the Board              the Board
Menomonee Falls, WI  53051

Thomas P. Lemke              Vice President and Chief    Vice President

900 Heritage Reserve           Compliance Officer
Menomonee Falls, WI  53051

Stephen J. Shenkenberg       Vice President, Deputy       Vice President and
900 Heritage Reserve         Chief Compliance Officer     Secretary
Menomonee Falls, WI  53051   and Secretary

Peter D. Schwab                Vice President               none
900 Heritage Reserve
Menomonee Falls, WI  53051

Joseph R. DeMartine            Vice President               none
900 Heritage Reserve
Menomonee Falls, WI  53051

Anthony J. D'Amato             Vice President               none
900 Heritage Reserve
Menomonee Falls, WI  53051

Dana J. Russart                Vice President               none
900 Heritage Reserve
Menomonee Falls, WI  53051

Thomas M. Zoeller              Treasurer and Chief               none
900 Heritage Reserve           Financial Officer
Menomonee Falls, WI  53051

Richard T. Weiss               Director                    none
900 Heritage Reserve
Menomonee Falls, WI  53051

     (c)  None

Item 28.  LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant's Vice President, Thomas P. Lemke, at Registrant's corporate offices, 100 Heritage Reserve, Menomonee Falls, Wisconsin 53051.

Item 29.  MANAGEMENT SERVICES

     All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30.  UNDERTAKINGS

None

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin on the 1st day of March, 1999.

     STRONG EQUITY FUNDS, INC.
     (Registrant)


     By:  /S/ THOMAS P. LEMKE
          Thomas P. Lemke, Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.

         NAME                         TITLE                     DATE
---------------------  ----------------------------------  -------------


                       Chairman of the Board (Principal
/s/ Richard S. Strong  Executive Officer) and a Director   March 1, 1999
---------------------
Richard S. Strong


                       Treasurer (Principal Financial and
/s/ Dana J. Russart    Accounting Officer)                 March 1, 1999
---------------------
Dana J. Russart


                       Director                            March 1, 1999
---------------------
Marvin E. Nevins*


                       Director                            March 1, 1999
---------------------
Willie D. Davis*


                       Director                            March 1, 1999
---------------------
William F. Vogt*


                       Director                            March 1, 1999
---------------------
Stanley Kritzik*

* John S. Weitzer signs this document pursuant to powers of attorney filed with Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A.


          By:  /S/ JOHN S. WEITZER
          John S. Weitzer

                                 EXHIBIT INDEX

                                                        EDGAR
EXHIBIT NO.                  EXHIBIT                 EXHIBIT NO.
-----------  --------------------------------------

(a.8)        Amendment to Articles of Incorporation  EX-99.a8

(g.3)        Amendment to Global Custody Agreement   EX-99.g3







